As filed with the Securities and Exchange Commission on October 26, 2010

1933 Act File No. 333-28697
1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	105	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	106	[	X	]

(Check appropriate box or boxes.)

Direxion Funds

33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:
Adam R. Henkel	Francine J. Rosenberger
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[	X	]	60 days after filing pursuant to paragraph (a)(1)
[		]	On (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This PEA No. 105 to the Registration Statement of the Direxion Funds (the “Trust”) is being filed for the purpose of conforming the Funds’ (listed below) Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

DIREXION FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement:

Prospectus and Statement of Additional Information for the Service Class of the HCM Freedom Fund; and

Combined Prospectus and Statement of Additional Information for the Service Class of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund; and

Combined Prospectus and Statement of Additional Information for the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund, Evolution Alternative Investment Fund; and

Part C of Form N-1A; and

Signature Page.

The Direxion Funds

PROSPECTUS DECEMBER [  ], 2010

Evolution Managed Bond Fund
Investor Class (PEMVX)

Evolution All-Cap Equity Fund
Investor Class (PEVEX)

Evolution Market Leaders Fund
Investor Class (PEVSX)

Evolution Alternative Investment Fund
Investor Class (PETRX)

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

www.direxionfunds.com

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

SUMMARY SECTION	1
EVOLUTION MANAGED BOND FUND	1
EVOLUTION ALL-CAP EQUITY FUND	6
EVOLUTION MARKET LEADERS FUND	11
EVOLUTION ALTERNATIVE INVESTMENT FUND	16

ADDITIONAL DETAILS ABOUT THE FUNDS	21
EVOLUTION MANAGED BOND FUND	21
EVOLUTION ALL-CAP EQUITY FUND	23
EVOLUTION MARKET LEADERS FUND	24
EVOLUTION ALTERNATIVE INVESTMENT FUND	25
PRINCIPAL RISK FACTORS	27

ABOUT YOUR INVESTMENT	32
SHARE PRICES OF THE FUNDS	32
RULE 12B-1 FEES	33
HOW TO INVEST IN SHARES OF THE FUNDS	33
HOW TO EXCHANGE SHARES OF THE FUNDS	36
HOW TO SELL SHARES OF THE FUNDS	37
ACCOUNT AND TRANSACTION POLICIES	38

ADDITIONAL INFORMATION	41
MANAGEMENT OF THE FUNDS	41
PORTFOLIO HOLDINGS INFORMATION	42
DISTRIBUTIONS AND TAXES	42
MASTER/FEEDER OPTION	43
INDEX DESCRIPTIONS	44

FINANCIAL HIGHLIGHTS	45

MORE INFORMATION ON THE DIREXION FUNDS	Back Cover

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”).  The Direxion Funds (the “Trust”) has not authorized others to provide additional information.  The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

SUMMARY SECTION

Evolution Managed Bond Fund

Investment Objective
The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses of the Fund(1)		0.65%
Shareholder Servicing Fee	0.15%
Acquired Fund Fees and Expenses		[ ]%
Total Annual Fund Operating Expenses(2)		[ ]%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at anytime by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	[ ]%	[ ]%	[ ]%	[ ]%

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategy
The Fund is aggressively managed by Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”).  The Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including, exchange-traded funds (“ETFs”), unit investment trusts (“UITs”) and closed-end and open-end investment companies and derivative securities (collectively “fixed-income securities”).  The underlying fixed-income securities to which the Fund seeks to gain exposure include bonds and notes issued by the U.S. Treasury, obligations of U.S. government enterprises, including Fannie Mae and Freddie Mac, corporate obligations, asset-backed and mortgage backed securities, zero coupon bonds, commercial paper and other money market instruments, foreign securities and junk bonds.  The Fund also may invest in futures, options and swaps and may invest up to 50% of its assets in short positions in fixed-income securities and derivatives.  To a limited extent, the Fund may invest directly in fixed-income securities without any restriction on maturity.  The Fund may invest without limitation in junk bonds, including bonds in the lowest credit rating category.  As part of its investment strategy and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

The Subadviser analyzes the overall investment opportunities of various fixed-income securities and market sectors to determine how to position the Fund’s portfolio.  In conducting its analysis, the Subadviser may create from the universe of fixed-income securities various “baskets” of securities that are defined by differences in creditworthiness and duration to maturity.  The Subadviser evaluates and ranks the short-term performance of each basket and usually invests the Fund’s assets in the top performing baskets as well as baskets deemed “turnaround” candidates, meaning that they have fallen to the bottom of the rankings, but rallied with significant upside momentum.

The Subadviser typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser generally evaluates all baskets daily based on rankings in order to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

Principal Investment Risks
An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive.  Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.  The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Credit Risk - The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Derivatives Risk - Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  Accordingly, the use of derivatives may result in large losses or smaller gains than otherwise would be the case.  In addition, some derivative instruments are subject to counterparty risk.

Foreign Securities Risk - Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

High Portfolio Turnover Risk - The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to a Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk - The Fund may invest in securities rated below investment grade or “junk bonds.”  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.  Therefore, an investment in a Fund that invests in lower quality debt securities is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated securities.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - Debt securities have varying levels of sensitivity to changes in interest rates.  The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Non-Diversification Risk - A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk - Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.  Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Securities Risk - Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objectives.

Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows changes in the Fund’s performance from calendar year to calendar year.  The table shows how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad-based market index for the same periods.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Total Return for the Calendar Year Ended December 31*

* Year-to-date total return as of September 30, 2010 for the Fund was 6.44%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 5.53% for the quarter ended December 31, 2008 and its lowest calendar quarter return was -4.75% for the quarter ended March 31, 2005.

Average Annual Total Returns
(For the periods ended December 31, 2009)
	1 Year	5 Years	Since Inception (4/1/2004)
Evolution Managed Bond Fund
Return Before Taxes	1.34%	0.62%	0.21%
Return After Taxes on Distributions	0.64%	-0.51%	-0.99%
Return After Taxes on Distributions and Sale of Fund Shares	0.87%	-0.11%	-0.50%
Barclays Capital U.S. Aggregate Bond Index	26.46%	0.42%	1.79%
Lipper High Yield Bond Index	49.49%	4.28%	5.16%
S&P 500® Index	5.93%	4.97%	4.64%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser. Flexible Plan Investments, Ltd. is the Fund’s investment subadviser.

Portfolio Manager.  FPI’s investment team has the day-to-day responsibility for managing the Fund’s asset allocation under the supervision of Rafferty:

Portfolio Manager	Years of Service with the Fund	Primary Title
Jerry C. Wagner	Since Fund Inception	President, Director and Sole Shareholder of FPI; Lead Portfolio Manager of the Fund
Dr. George Yang	Since Fund Inception	Director of Research of FPI; Co-Portfolio Manager of the Fund

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Evolution Managed Bond Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRA accounts are not eligible for telephone redemption privileges.  The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$10,000	$1,000
Retirement Accounts	$10,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Evolution All-Cap Equity Fund

Investment Objective
The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses of the Fund(1)		0.65%
Shareholder Servicing Fee	0.15%
Acquired Fund Fees and Expenses		[ ]%
Total Annual Fund Operating Expenses(2)		[ ]%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at anytime by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	[ ]%	[ ]%	[ ]%	[ ]%

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategy
The Fund is aggressively managed by the Subadviser.  The Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depositary Receipts (“ADRs”) or indirectly through securities that invest in or are a derivative of equity securities.  Equity securities include common stocks, ETFs, UITs and open-end and closed-end investment companies.  Investments in ETFs, UITs and investment companies may include those vehicles that invest (passively or actively) in equity, income, sectors, domestic, international, commodity, currency, inverse and/or leveraged positions and alternative investments regardless of market capitalization.  The Fund invests in equity securities of any market capitalization, investment style, market sector or industry.  The Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities.  The Fund also may invest in futures, options and swaps and up to 50% of its assets in short positions in equity securities and derivatives.  As part of its investment strategy and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Fund’s portfolio.  In conducting its analysis, the Subadviser creates baskets of equity securities (long and short) each of which is defined by a common set of criteria.  The Subadviser evaluates and ranks the short-term performance of each basket and usually invests the Fund’s assets in the top performing baskets or equity securities as well as baskets deemed “turnaround” candidates, meaning that they have fallen to the bottom of the rankings, but rallied with significant upside momentum.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser may evaluate all baskets or individual equity securities as often as daily based on rankings in order to minimize the impact and costs associated with trading.  Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

Principal Investment Risks
An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive.  Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Derivatives Risk - Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility. Accordingly, the use of derivatives may result in large losses or smaller gains than otherwise would be the case.  In addition, some derivative instruments are subject to counterparty risk.

Equity Securities Risk - Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

Foreign Securities Risk - Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities.  Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk - The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to a Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Non-Diversification Risk - A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk - Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk - Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

Small Capitalization Companies Risk - Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable a Fund to achieve its investment objectives.

Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows changes in the Fund’s performance from calendar year to calendar year.  The table shows how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad-based market index for the same periods.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Total Return for the Calendar Year Ended December 31*

* Year-to-date total return as of September 30, 2010 for the Fund was -11.19%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 11.26% for the quarter ended September 30, 2005 and its lowest calendar quarter return was -10.97% for the quarter ended March 31, 2008.

Average Annual Total Returns
(for the periods ended December 31, 2009)
	1 Year	5 Years	Since Inception (4/1/2004)
Evolution All-Cap Equity Fund
Return Before Taxes	-5.54%	-1.53%	-1.16%
Return After Taxes on Distributions	-5.54%	3.03%	-2.47%
Return After Taxes on Distributions and Sale of Fund Shares	-3.60%	-1.91%	-1.52%
S&P 500® Index	26.46%	0.42%	1.79%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser.  Flexible Plan Investments, Ltd. is the Fund’s investment subadviser.

Portfolio Manager.  FPI’s investment team has the day-to-day responsibility for managing the Fund’s asset allocation under the supervision of Rafferty:

Portfolio Manager	Years of Service with the Fund	Primary Title
Jerry C. Wagner	Since Fund Inception	President, Director and Sole Shareholder of FPI; Lead Portfolio Manager of the Fund
Dr. George Yang	Since Fund Inception	Director of Research of FPI; Co-Portfolio Manager of the Fund

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Evolution All-Cap Equity Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRA accounts are not eligible for telephone redemption privileges.  The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$10,000	$1,000
Retirement Accounts	$10,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Evolution Market Leaders Fund

Investment Objective
The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses of the Fund(1)		0.65%
Shareholder Servicing Fee	0.15%
Acquired Fund Fees and Expenses		[ ]%
Total Annual Fund Operating Expenses(2)		[ ]%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at anytime by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	[ ]%	[ ]%	[ ]%	[ ]%

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategy
The Fund is aggressively managed by the Subadviser.  The Fund will typically invest primarily in equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities.  Equity securities include common stocks, ETFs, UITs and open-end and closed-end investment companies.  Investments in ETFs, UITs and investment companies may include those vehicles that invest (passively or actively) in equity, income, sectors, domestic, international, commodity, currency, inverse and/or leveraged positions and alternative investments regardless of market capitalization.  The Fund invests in equity securities of any investment style, market sector or industry.  The Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities.  The Fund also may invest in futures, options and swaps and up to 50% of its assets in short positions in equity securities and derivatives.  As part of its investment strategy and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Fund’s portfolio.  The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Fund’s assets in the top-performing equity securities within the top-ranked market indexes.  The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings in order to minimize the impact and costs associated with trading.  The Subadviser’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

Principal Investment Risks
An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive.  Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Derivatives Risk - Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  Accordingly, the use of derivatives may result in large losses or smaller gains than otherwise would be the case.  In addition, some derivative instruments are subject to counterparty risk.

Equity Securities Risk - Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

Foreign Securities Risk - Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities.  Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk - The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to a Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Non-Diversification Risk - A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk - Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk - Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

Small Capitalization Companies Risk- Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable a Fund to achieve its investment objectives.

Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows changes in the Fund’s performance from calendar year to calendar year.  The table shows how the Fund’s average annual returns for the 1 year and since inception periods compare with those of a broad-based market index for the same periods.  Prior to September 8, 2008, the Fund pursued a different investment strategy; therefore performance results presented for periods prior to that date reflect the performance of the prior strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Total Return for the Calendar Year Ended December 31*

* Year-to-date total return as of September 30, 2010 for the Fund was 7.97%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 19.00% for the quarter ended September 30, 2008 and its lowest calendar quarter return was -29.95% for the quarter ended December 31, 2008.

Average Annual Total Returns
(for the periods ended December 31, 2009)
	1 Year	Since Inception (1/27/2006)
Market Leaders Fund
Return Before Taxes	11.55%	-11.87%
Return After Taxes on Distributions	11.51%	-11.92%
Return After Taxes on Distributions and Sale of Fund Shares	7.57%	-9.78%
Wilshire 5000 Total Market Index	28.30%	-1.28%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser.  Flexible Plan Investments, Ltd. is the Fund’s investment subadviser.

Portfolio Manager.  FPI’s investment team has the day-to-day responsibility for managing the Fund’s asset allocation under the supervision of Rafferty:

Portfolio Manager	Years of Service with the Fund	Primary Title
Jerry C. Wagner	Since Fund Inception	President, Director and Sole Shareholder of FPI; Lead Portfolio Manager of the Fund
Dr. George Yang	Since Fund Inception	Director of Research of FPI; Co-Portfolio Manager of the Fund

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Evolution Market Leaders Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRA accounts are not eligible for telephone redemption privileges.  The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$10,000	$1,000
Retirement Accounts	$10,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Evolution Alternative Investment Fund

Investment Objective
The Fund seeks high total return on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses of the Fund(1)		0.65%
Shareholder Servicing Fee	0.15%
Acquired Fund Fees and Expenses		[ ]%
Total Annual Fund Operating Expenses(2)		[ ]%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at anytime by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	[ ]%	[ ]%	[ ]%	[ ]%

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategy
The Fund is aggressively managed by the Subadviser.  The Fund will invest primarily in securities, including U.S. and foreign dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, “alternative securities”) or indirectly through securities that invest in or are a derivative of alternative securities. Alternative securities include bonds and notes issued by the U.S. Treasury and U.S. Government enterprises, such as Fannie Mae and Freddie Mac, U.S. dollar-denominated corporate obligations, mortgage and asset-backed securities, zero coupon bonds, commercial paper and other money market instruments, junk bonds, common stocks, and securities issued by ETFs, UITs and open-end and closed-end investment companies.  The Fund also may invest in futures, options and swaps and may invest up to 50% of its asset in short positions in income generating equity or alternative securities and their derivatives.  The Fund may invest without limitation in junk bonds, including bonds in the lowest credit rating category.  As part of its investment strategy and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Fund’s portfolio.  In conducting its analysis, the Subadviser creates from the universe of alternative securities various “baskets” of securities (long and short) each of which is defined by a common set of criteria.  The Subadviser may position the Fund’s portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds.  The Subadviser evaluates and ranks the short-term performance of each security and usually invests the Fund’s assets in the top performing securities as well as securities deemed “turnaround” candidates, meaning that they have fallen to the bottom of the rankings, but rallied with significant upside momentum.  There is no fixed allocation between equity and fixed income securities.  Rather, the allocation is determined by the Subadviser’s total return momentum raking of the various securities in which the Fund invests.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser may evaluate all positions as often as daily based on rankings in order to minimize the impact and costs associated with trading.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

Principal Investment Risks
An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive.  Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.  The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Credit Risk - The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  The Fund could lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Derivatives Risk - Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  Accordingly, the use of derivatives may result in large losses or smaller gains than otherwise would be the case.  In addition, some derivative instruments are subject to counterparty risk.

Equity Securities Risk - Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

Foreign Securities Risk - Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

High Portfolio Turnover Risk - The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to a Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk - The Fund may invest in securities rated below investment grade or “junk bonds.”  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.  Therefore, an investment in a Fund that invests in lower quality debt securities is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated securities.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - Debt securities have varying levels of sensitivity to changes in interest rates.  The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Non-Diversification Risk - A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk - Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity.  Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Securities Risk - Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable a Fund to achieve its investment objectives.

Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows changes in the Fund’s performance from calendar year to calendar year.  The table shows how the Fund’s average annual returns for the 1 year and since inception periods compare with those of a broad-based market index for the same periods.  Prior to September 8, 2008, the Fund pursued a different investment strategy; therefore performance results presented for periods prior to that date reflect the performance of the prior strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Total Return for the Calendar Year Ended December 31*

* Year-to-date total return as of September 30, 2010 for the Fund was -1.38%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 4.31% for the quarter ended September 30, 2008 and its lowest calendar quarter return was -5.12% for the quarter ended December 31, 2008.

Average Annual Total Returns
(for the periods ended December 31, 2009)
	1 Year	Since Inception (1/26/2006)
Evolution Alternative Investment Fund
Return Before Taxes	4.93%	-3.12%
Return After Taxes on Distributions	4.91%	-3.81%
Return After Taxes on Distributions and Sale of Fund Shares	3.23%	-2.92%
Dow Jones Credit Suisse Hedge Fund Index	18.57%	4.57%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser.  Flexible Plan Investments, Ltd. is the Fund’s investment subadviser.

Portfolio Manager.  FPI’s investment team has the day-to-day responsibility for managing the Fund’s asset allocation under the supervision of Rafferty:

Portfolio Manager	Years of Service with the Fund	Primary Title
Jerry C. Wagner	Since Fund Inception	President, Director and Sole Shareholder of FPI; Lead Portfolio Manager of the Fund
Dr. George Yang	Since Fund Inception	Director of Research of FPI; Co-Portfolio Manager of the Fund

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Evolution Alternative Investment Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRA accounts are not eligible for telephone redemption privileges.  The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$10,000	$1,000
Retirement Accounts	$10,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRAs.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL DETAILS ABOUT THE FUNDS

This Prospectus relates to the Investor Class shares of the Evolution Managed Bond Fund (the “Managed Bond Fund”), the Evolution All-Cap Equity Fund (the “All-Cap Equity Fund”), the Evolution Market Leaders Fund (the “Market Leaders Fund”) and the Evolution Alternative Investment Fund (the “Alternative Investment Fund”) (each a “Fund” and collectively “the Funds”).  The Funds currently are offered exclusively to clients of Flexible Plan Investments, Ltd.  Rafferty Asset Management, LLC serves as the Funds’ investment adviser and FPI serves as the Funds’ Subadviser.

“Evolution” in the Funds’ names refers to the dynamic asset allocation strategy employed by the Subadviser in managing each Fund’s assets.  The Subadviser selects the investment opportunities it believes will have the best performance and holds them until it believes another opportunity has greater potential.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government had taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Reduced liquidity in equity, credit and fixed-income markets adversely affected many issuers worldwide.  These events and possible continued market turbulence may have an adverse effect on the Funds.

Each Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval upon a 60-day notice.

EVOLUTION MANAGED BOND FUND

Portfolio Investment Strategy

The Managed Bond Fund is aggressively managed by the Subadviser.  The Managed Bond Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including ETFs, UITs and closed-end and open-end investment companies (collectively “fixed-income securities”).  The Managed Bond Fund also may invest in futures, options and swaps.  To a limited extent, the Managed Bond Fund may invest directly in fixed-income securities.  The underlying fixed-income securities in which the Managed Bond Fund seeks to gain exposure include:

•	U.S. Treasury bonds and notes;
•	U.S. government-sponsored enterprises, such as Fannie Mae© and Freddie Mac©;
•	U.S. dollar-denominated corporate obligations;
•	Mortgage and asset-backed securities;
•	Corporate bonds and notes and asset-backed securities;
•	Zero coupon bonds;
•	Commercial paper and other money market instruments;

•
Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries; and

•	High-yield (“junk”) bonds.

The Managed Bond Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Subadviser analyzes the overall investment opportunities of various fixed-income securities and market sectors to determine how to position the Managed Bond Fund’s portfolio.  The Subadviser may position the Managed Bond Fund’s portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds.  The Managed Bond Fund is not limited in its exposure to junk bonds, which may include bonds in the lowest credit rating category.  In addition, the Managed Bond Fund invests in fixed-income securities without any restriction on maturity.  The Subadviser also may invest up to 50% of the Managed Bond Fund’s assets in short positions in fixed-income securities and derivatives.

In conducting its analysis, the Subadviser may create from the universe of fixed-income securities various “baskets” of securities that are defined by differences in creditworthiness and duration to maturity.  Examples of baskets of securities in which the Managed Bond Fund may invest include, but are not limited to, deep discount closed-end bond funds, bond ETFs, high-yield closed-end bond funds and international closed-end bond funds.  The Subadviser evaluates and ranks the short-term performance of each basket and usually invests the Managed Bond Fund’s assets in the top performing baskets as well as baskets deemed “turnaround” candidates.  Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

The Subadviser typically assigns each basket in which it invests a minimum holding period, though a basket’s actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Managed Bond Fund.

The Subadviser generally evaluates all baskets daily based on rankings in order to minimize the impact and costs associated with trading.

The Subadviser’s investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators.  This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

The Subadviser also will create and rank a basket representing cash and/or cash equivalents (“cash basket”).  As part of its investment strategy and for temporary defensive purposes, the Subadviser may invest the Managed Bond Fund’s assets in such a basket.  As a result, up to 100% of the Managed Bond Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes.  To earn income on available cash, a large portion or all of the assets of the Managed Bond Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  As a result of investing in cash and cash equivalents, the Managed Bond Fund may not achieve its investment objective.

EVOLUTION ALL-CAP EQUITY FUND

Portfolio Investment Strategy

The All-Cap Equity Fund is aggressively managed by the Subadviser.  The All-Cap Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities.  Equity securities include common stocks, ETFs, UITs and open-end and closed-end investment companies.  Investments in ETFs, UITs and investment companies may include those investing (passively or actively) in equity, income, sectors, domestic, international, commodity, currency, inverse and/or leveraged positions and alternative investments.  The All-Cap Equity Fund also may invest in futures, options and swaps.  The All-Cap Equity Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The All-Cap Equity Fund invests in equity securities of any market capitalization, investment style, market sector or industry.  The All-Cap Equity Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities.  The Subadviser also may invest up to 50% of the All-Cap Equity Fund’s assets in short positions in equity securities and derivatives.

The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the All-Cap Equity Fund’s portfolio.  In conducting its analysis, the Subadviser creates baskets of equity securities (long and short) each of which is defined by a common set of criteria.  For example, there may be a basket of stocks with low price-to-earnings ratios and another basket containing high-yield stocks, and so on.

The Subadviser evaluates and ranks the short-term total return performance of each basket or equity security and usually invests the All-Cap Equity Fund’s assets in the top-performing baskets or equity security as well as baskets deemed “turnaround” candidates.  Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the All-Cap Equity Fund.

The Subadviser may evaluate all baskets or individual equity securities as often as daily based on rankings in order to minimize the impact and costs associated with trading.

The Subadviser’s investment strategy attempts to respond to the performance of each basket or equity security rather than the performance of a market index or technical indicators.  This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

As part of its investment strategy and for temporary defensive purposes, the Subadviser may invest the All-Cap Equity Fund’s assets in cash and/or cash equivalents.  As a result, up to 100% of the All-Cap Equity Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes.  To earn income on available cash, a large portion or all of the assets of the All-Cap Equity Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  As a result of investing in cash and cash equivalents, the All-Cap Equity Fund may not achieve its investment objective.

EVOLUTION MARKET LEADERS FUND

Portfolio Investment Strategy

The Market Leaders Fund is aggressively managed by the Subadviser.  The Market Leaders Fund will typically invest primarily in equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities.  Equity securities include common stocks, ETFs, UITs and open-end and closed-end investment companies.  Investments in ETFs, UITs and investment companies may include those investing (passively or actively) in equity, income, sectors, domestic, international, commodity, currency, inverse and/or leveraged positions and alternative investments regardless of market capitalization.  The Market Leaders Fund also may invest in futures, options and swaps.  The Market Leaders Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Market Leaders Fund invests in equity securities of any investment style, market sector or industry.  The Market Leaders Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities.  The Subadviser also may invest up to 50% of the Market Leaders Fund’s assets in short positions in equity securities and derivatives.

The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Market Leaders Fund’s portfolio.  The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Market Leaders Fund’s assets in the top-performing equity securities within the top-ranked market indexes.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Market Leaders Fund.

The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings in order to minimize the impact and costs associated with trading.

The Subadviser’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indexes.  This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

As part of its investment strategy and for temporary defensive purposes, the Subadviser may invest the Market Leaders Fund’s assets in cash and/or cash equivalents.  As a result, up to 100% of the Market Leaders Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes.  To earn income on available cash, a large portion or all of the assets of the Market Leaders Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  As a result of investing in cash and cash equivalents, the Market Leaders Fund may not achieve its investment objective.

EVOLUTION ALTERNATIVE INVESTMENT FUND

Portfolio Investment Strategy

The Alternative Investment Fund is aggressively managed by the Subadviser.  The Alternative Investment Fund will invest primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, “alternative securities”) or indirectly through securities that invest in or are a derivative of alternative securities.  The Alternative Investment Fund also may invest in futures, options and swaps.  The underlying alternative securities in which the Alternative Investment Fund seeks to gain exposure include:

•	U.S. Treasury bonds and notes;
•	U.S. government-sponsored enterprises, such as Fannie Mae© and Freddie Mac©;
•	U.S. dollar-denominated corporate obligations;
•	Mortgage and asset-backed securities;
•	Corporate bonds and notes and asset-backed securities;
•	Zero coupon bonds;
•	Commercial paper and other money market instruments;
•	Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries;
•	Dividend paying stocks; and
•	High-yield (“junk”) bonds.

In addition, alternative securities include common stocks, ETFs, UITs and open-end and closed-end investment companies.  Investments in ETFs, UITs and investment companies may include those investing (passively or actively) in equity, income, sectors, domestic, international, currency, inverse and/or leveraged positions and alternative investments regardless of market capitalization.

The Alternative Investment Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Alternative Investment Fund’s portfolio.  The Subadviser may position the Alternative Investment Fund’s portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds.  The Alternative Investment Fund is not limited in its exposure to junk bonds, which may include bonds in the lowest credit rating category.  In addition, the Alternative Investment Fund may invest in alternative securities without any restriction on maturity.  The Subadviser also may invest up to 50% of the Alternative Investment Fund’s assets in short positions in income generating, equity or alternative securities and their derivatives.

In conducting its analysis, the Subadviser creates from the universe of alternative securities various “baskets” of securities (long and short) each of which is defined by a common set of criteria.  Examples of securities in which the Alternative Investment Fund may invest include, but are not limited to, deep discount and alternative investment closed-end bond funds, open-end funds investing in alternative investments, high-yielding corporate stocks of various capitalization ranges, ETFs deemed to present alternative investment opportunities (such as commodities and currencies) and ADRs of various geographical regions.  The Subadviser evaluates and ranks the short-term performance of each security and usually invests the Alternative Investment Fund’s assets in the top performing securities as well as in securities deemed “turnaround” candidates.  Turnaround candidates are securities that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.  In addition, there is no fixed allocation between equity and fixed income securities.  Rather, the allocation is determined by the Subadviser’s total return momentum ranking of the various securities in which the Alternative Investment Fund invests.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Alternative Investment Fund.

The Subadviser may evaluate all positions as often as daily based on rankings in order to minimize the impact and costs associated with trading.

The Subadviser’s ranking strategy attempts to respond to the performance of each security rather than the performance of a market index or technical indicators.  This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or relate to accounting periods, tax events and other calendar-related events.

The Subadviser also will create and rank a basket representing cash and/or cash equivalents (“cash basket”).  As part of its investment strategy and for temporary defensive purposes, the Subadviser may invest the Alternative Investment Fund’s assets in such a basket.  As a result, up to 100% of the Alternative Investment Fund’s assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes.  To earn income on available cash, a large portion or all of the assets of the Alternative Investment Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  As a result of investing in cash and cash equivalents, the Alternative Investment Fund may not achieve its investment objective.

PRINCIPAL RISK FACTORS

An investment in any of the Funds entails risk.  The Funds could lose money, or their performance could trail that of other investment alternatives.  Neither FPI nor Rafferty can guarantee that the Funds will achieve their objectives.  In addition, the Funds present some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Funds.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Funds.  The table below provides the principal risks of investing in the Funds.  Following the table, each risk is explained.

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Market Leaders Fund	Evolution Alterative Investment Fund
Aggressive Investment Techniques Risk	X	X	X	X
Asset-Backed Securities Risk	X			X
Counterparty Risks	X	X	X	X
Credit Risk	X			X
Depositary Receipt Risk		X	X
Derivatives Risk	X	X	X	X
Equity Securities Risk		X	X	X
Foreign Securities Risk	X	X	X	X
High Portfolio Turnover	X	X	X	X
High Yield Securities Risk	X			X
Holding Cash Risk	X	X	X	X
Interest Rate Risk	X			X
Non-Diversification Risk	X	X	X	X
Other Investment Companies and ETFs Risk	X	X	X	X
Prepayment Risk and Mortgage-Backed Securities Risk	X			X
Shorting Securities Risk	X	X	X	X
Small Capitalization Companies Risk		X	X
Subadviser’s Investment Strategy Risk	X	X	X	X

Aggressive Investment Techniques Risk

The Funds use investment techniques that may be considered aggressive.  Risks associated derivative instruments such as swap agreements and options on securities, securities indices and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.  The value of a Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes.  The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments.  The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy.  The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Credit Risk

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  A Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing.  Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Derivatives Risk

The Funds may invest long or short in derivatives, such as futures, options and swaps.  Derivatives are instruments that derive their value from an underlying investment or group of investments.  Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time.  Investments in derivatives may not correlate with the price movements of underlying securities or indices.  As a result, the use of derivatives may expose the Funds to risks that they would not be subject to if they invested directly in the securities underlying those derivatives.  There may not be a liquid market for a Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate.  Accordingly, the use of derivatives may result in large losses or smaller gains than otherwise would be the case.  In addition, some derivative instruments are subject to counterparty risk.

Depositary Receipt Risk

To the extent a Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”).  While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Equity Securities Risk

A Fund may invest in publicly issued equity securities, including common stocks.  Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of common stocks in which a Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, a Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

A Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders from distributions to them of net gains realized on the sales.  The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

High-Yield Securities Risk

A Fund may invest in high-yield securities.  Investments in securities rated below investment grade or “junk bonds” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of the fund’s securities, the achievement of the fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Holding Cash Risk

One of the Funds’ strategies is to hold cash positions when the market is not producing returns greater than the short-term cash investments in which a Fund may invest.  This usually occurs when broad markets are declining rapidly.  The purpose of this strategy is to protect principal in falling markets.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and that a Fund will not be able to sell stocks quickly enough to avoid losses, or to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.  In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Non-Diversification Risk

Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities.  Since the Funds are non-diversified, their NAVs and total returns may fluctuate more or fall further in times of weaker markets than a diversified mutual fund.

Other Investment Companies and ETFs Risk

The Funds may invest in investment companies, including open- and closed-end investment companies, UITs and ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity.  Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  As a result, a Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Securities Risk

A Fund may, from time to time, engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices.  Short sales are transactions in which a Fund borrows securities from a broker and sells the borrowed securities.  The Fund is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  If the market price of the underlying security goes down between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction.  Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.  Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security.  Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.  The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended.  This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means.  In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions.  As the holder of a short position, a Fund also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the Fund that could cause the Fund to lose money on the short sale and may adversely affect its performance.

Small Capitalization Companies Risk

Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

Subadviser’s Investment Strategy Risk

While the Subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund.  The Subadviser will aggressively change a Fund’s portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable a Fund to achieve its investment objectives.

ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS

A fund’s share price is known as its NAV.  The Funds’ Investor Class share prices are calculated after the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).  The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. Dollar may fluctuate on days that foreign markets are open but the Funds are not open for business.

All shareholder transaction orders received in good form by a Fund’s transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m. Eastern time will receive the next Business Day’s NAV.

Share price is calculated by dividing each Fund’s net assets by its shares outstanding.  Each Fund generally values its assets on the basis of market quotations last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.  If such information is not available for a security held by the Fund, is determined to be unreliable or, (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency.  The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio.  The pricing service, its methodology or the threshold may change from time to time.  Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded.  Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs.  Examples of Significant Events may include:  (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.  If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.

RULE 12b-1 FEES

The Funds have adopted an Investor Class distribution plan under Rule 12b-1 pursuant to which each Fund pays for distribution and services provided to Fund shareholders.  Because the 12b-1 fees and shareholder services fees are paid out of the Funds’ Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pursuant to the plan, each Fund may pay an annual Rule 12b-1 Fee of up to 1.00% of the Fund’s average daily net assets.  The Board of Trustees has currently authorized each Fund to pay a maximum annual Rule 12b-1 fee of 0.25% of each Fund’s average daily net assets.  The Board of Trustees has also authorized the Funds to charge up to 0.15% of each Fund’s average Investor Class daily net assets to pay for shareholder services provided to Fund shareholders.  Under an agreement with the Funds, your Financial Advisor, including FPI, may receive these fees from the Funds in exchange for providing services to the Funds and their shareholders.

HOW TO INVEST IN SHARES OF THE FUNDS

You may invest in the Funds through traditional investment accounts, IRAs (including Roth IRAs), self-directed retirement plans or company-sponsored retirement plans.  Account Applications and descriptions of any service fees for retirement or other accounts are available directly from the Direxion Funds.  You may invest directly with the Funds or through certain financial intermediaries.  Any transaction effected through a financial intermediary may be subject to a processing fee.  In addition, the Funds may allow for purchases through an Automatic Investment Plan.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment

The minimum initial and subsequent investments set forth below may be invested in as many of the Direxion Funds as you wish.  However, you must invest at least $1,000 in any one of the Funds.  For example, if you decide to invest $10,000 in three of the Direxion Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$10,000	$1,000
Retirement Accounts	$10,000	$0

Rafferty may waive these minimum requirements at its discretion.  Contact Rafferty for further information.

Good Form

Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds.  For a purchase request to be in good form, it must include (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub.  An Account Application that is sent to the Funds’ transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.

Purchasing Shares

By Mail:

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “Direxion Funds”) along with the completed Account Application to:

Regular Mail	Express/Overnight Mail
Direxion Funds - Investor Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Direxion Funds - Investor Class c/o U.S. Bancorp Fund Services, LLC Mutual Fund Services - 3rd Floor 615 East Michigan Street Milwaukee, Wisconsin 53202
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

•
The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

•	All purchases must be made in U.S. dollars through a U.S. bank.

•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by a Fund for any returned payment.

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief in the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

By Bank Wire Transfer:

Initial Investment – By Wire

•
If you are making an initial investment in the Funds, before you wire funds, please contact the Funds’ transfer agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery, or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments – By Wire

Before sending your wire, please contact the Funds’ transfer agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Direxion Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) — Investor Class

•	Your bank may charge a fee for such services.

•
Wired funds must be received prior to the close of regular trading (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are responsible for the consequences of delays from the banking or Federal Reserve.

By Telephone:

•
Investors may purchase additional shares of the Funds by calling the Funds at (800) 851-0511.  If you elected this option on your account application and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase order must be a minimum of $1,000.  Your shares will be purchased at the NAV calculated on the day your order is placed, provided that your order is received prior to the close of regular trading (generally 4 p.m., Eastern time).

Through Financial Intermediaries:

•	Select financial intermediaries are authorized to offer shares of the Funds.

•	These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Direxion Funds and place your order to purchase shares of the Funds.

•
Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction.  For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Automatic Investment Plan:

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial minimum investment of $10,000, you authorize the Funds to withdraw the amount you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum monthly investment of $1,000.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application or call the Funds at (800) 851-0511.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. The Funds may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Funds’ transfer agent by telephone or in writing, five days prior to the effective date of the next transaction.  A fee, currently $25, will be imposed if your AIP transaction is returned.

HOW TO EXCHANGE SHARES OF THE FUNDS

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Direxion Fund (including Direxion Funds not offered in this Prospectus) at the next determined NAV after receipt of your order in good form without any charges.  To make an exchange:

•	Write or call the Funds’ transfer agent or your financial intermediary.

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

•
You may exchange by telephone unless you declined telephone exchange privileges on your Account Application.  If you previously declined telephone exchange privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions.

•	You may exchange through the Internet by visiting the Direxion Funds’ website at www.direxionfunds.com and activating your account.

HOW TO SELL SHARES OF THE FUNDS

Generally

•	You may sell all or part of your investment in the Funds at the next determined NAV after we receive your order.

•	Redemption proceeds from any sales of shares will normally be sent within seven days from the time a Fund receives your request in good order.

•
For investments that have been made by check, payment on sales requests may be delayed until the Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 calendar days.

•	Your proceeds will be sent via check, wire or electronic funds transfer through the ACH network using the address or bank account listed on the transfer agent’s records.

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

•
The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs.  For more information on this option, please contact the Funds at (800) 851-0511.

By Telephone or By Mail:

•	Call or write the Funds (see the address and telephone number above).

•
You may sell shares of the Funds by telephone unless you declined telephone redemption privileges on your Account Application.  If you previously declined telephone redemption privileges, you may request telephone redemption privileges by sending a written request to the Funds’ transfer agent with your signature guaranteed.  If you have questions, please contact the Funds at (800) 851-0511.

•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $100,000.

By Wire Transfer:

•	Call the Direxion Funds.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests.  This fee is in addition to any fees that may be imposed by your bank.

•	Your proceeds will be wired only to the bank listed on the Funds’ transfer agent’s records.

Through Financial Intermediaries:

•	If your shares of the Funds were purchased through your Financial Advisor, initiate your sales order by contacting your Financial Advisor.

•	Payment can be directed to your account days after a financial intermediary places your order.

ACCOUNT AND TRANSACTION POLICIES

Order Policies

There are certain times when you may be unable to sell Investor Class shares of a Fund or proceeds may be delayed.  This may occur during emergencies, unusual market conditions or when a Fund cannot determine the value of its assets or sell its holdings.  The Funds reserve the right to reject any purchase order or suspend offering of their shares.  Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades by the close of regular trading (generally 4:00 p.m. Eastern time).  In particular, financial intermediaries that transact in shares of the Funds through the Fundserv system must, in many cases, notify the Funds of trades before placing them in the Fundserv system.  In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order.  In practice, this means that a confirmation from a financial intermediary is not binding on the Funds.  In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds.  Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day.  Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.

Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information.  We also may record the conversation for accuracy.  During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.  In addition, once a telephone transaction has been placed, it cannot be canceled or modified.

Signature Guarantees

In certain instances when you sell Investor Class shares of the Funds, we will need your signature guaranteed.  Signature guarantees may be available at your bank, stockbroker or a national securities exchange.  A notary public cannot guarantee signatures.  Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	Redemption proceeds are payable and sent to any person, address or bank account other than the one listed on record with a Fund;

•	The sale is greater than $100,000;

•	You are establishing or modifying certain services on an account; or

•	There are other unusual situations as determined by the Funds’ transfer agent.

Low Balance Accounts

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds.  We will inform you in writing 30 days prior to selling your shares.  If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds.  We will not sell your shares if your account value falls due to market fluctuations.

Redemption In-Kind

The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio.  It is not expected that the Funds would do so except in unusual circumstances.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Excessive Trading

Each Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Funds’ investment program and create additional transaction costs that are borne by all shareholders.  The Board of Trustees has adopted a policy regarding excessive trading.  Shares of the Funds are offered exclusively to the clients of FPI, in which the Funds’ Subadviser generally initiates transactions in shares of the Funds.  As a result, the Funds do not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  As approved by the Board of Trustees, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds further reserve the right to refuse purchase requests from an account that a Fund has identified as engaging in abusive trading practices or any individuals or groups who, in each Fund’s view, are likely to engage in market timing or excessive trading.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since each Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Electronic Delivery of Reports

Direxion Fund shareholders can save paper by electing to receive their account documents by e-mail in place of paper copies.  You may choose electronic delivery for Prospectuses, supplements, Annual and Semi-Annual Reports.  To enroll in E-Delivery you can opt-in when completing a direct account application with Direxion Funds.  You can also register, cancel, change your e-mail address or change your consent options by logging onto www.direxionfunds.com/edelivery.com.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS

Rafferty Asset Management, LLC (“Rafferty”) provides investment services to the Funds.  Rafferty has been managing mutual funds since June 1997.  Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.  As of September 30, 2010, the Adviser had approximately $7.9 billion in assets under management.

Under an investment advisory agreement (“Advisory Agreement”) between the Direxion Funds and Rafferty, each Fund pays Rafferty fees at an annualized rate of 1.00% of its average daily net assets.  For the fiscal year ended August 31, 2010, the Adviser received net management fees as a percentage of average daily net assets of 1.00% from each of the Funds.

Rafferty has retained FPI to serve as Subadviser to the Funds under an investment subadvisory agreement (“Subadvisory Agreement”).  FPI is located at 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302.  FPI was founded in Bloomfield Hills, Michigan in 1981 by its President, Jerry C. Wagner.  FPI provides investment management services to individuals, pension and profit plans and non-profit organizations.  It is expected that the assets in the Funds will come from individuals with whom FPI has a contractual relationship pursuant to which FPI provides investment management and other services for a fee.  In addition to the subadvisory fee, FPI may receive from the Trust Rule 12b-1 and/or Shareholder Service Fees for providing certain shareholder services to clients of FPI who are shareholders in the Funds.  FPI reduces any amounts due FPI under contractual relationships with its clients by amounts received from Rafferty and the Funds.

A discussion regarding the basis on which the Board of Trustees approved the Advisory Agreement and Subadvisory Agreement is included in the Funds’ Annual Report to shareholders for the period ended August 31, 2010.

An investment team from FPI consisting of Mr. Wagner and Dr. George Yang, manages the Funds’ assets under the supervision of Rafferty.  Under the Subadvisory Agreement, FPI directs the allocation of the Funds’ assets among various investment vehicles selected by FPI.  Rafferty implements FPI’s allocation decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities.

Mr. Wagner has served as portfolio manager to the Funds since their inception.  Mr. Wagner has been President, Director and sole shareholder of FPI since its organization in 1981.

Dr. Yang serves as co-portfolio manager of the Funds and joined FPI in July 2008 as of Director of Research, following a 10-year engineering career developing quantitative and analytical methods in the automotive industry.  Dr. Yang holds an MBA from the University of Michigan, a Ph.D. from Cornell University and a Bachelor of Science from the University of Science and Technology of China.  He has been a member of the Global Association of Risk Professionals (GARP) since 2006.  Dr. Yang was a winner of Henry Ford Technology Award from Ford Motor Company in 1999.

The Funds’ SAI provides additional information about the compensation of the Funds’ portfolio managers, other accounts they manage, and their ownership of securities of the Funds.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.  Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports will be available by contacting the Direxion Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions

Each Fund distributes dividends from its net investment income annually and any realized net capital gains at least annually, though a Fund may make distributions more frequently.

Net investment income generally consists of interest income and dividends received on investments, less expenses.  A Fund realizes capital gains when it sells its portfolio assets for a profit.  The tax consequences will vary depending on how long a Fund held the assets that were sold, not how long you held your Fund shares.  Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income).  Gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates (a maximum of 15% for individual shareholders).  Each Fund does not seek to provide distributions of long-term capital gains.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested in additional Fund shares automatically at the NAV unless you request otherwise in writing.  Normally, distributions are taxable to shareholders per share received in cash or reinvested.  If you elect to receive distributions from a Fund by check and the U.S. Postal Service cannot deliver the check or the check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the applicable Funds’ then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Taxes

The following table illustrates the potential tax consequences for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than “qualified dividend income (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules
____________
*
Tax consequences for tax-deferred retirement accounts (such as IRAs) or non-taxable shareholders may be different.  You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid.  A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares.  These special rules generally apply to taxable years beginning before January 1, 2011.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions.  Normally, distributions are taxable in the year you receive them.  However, any distributions declared in the last three months of a calendar year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all distributions and redemption proceeds otherwise payable to you for Funds.  If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions.  Any tax withheld may be applied against your tax liability when you file your tax return.

MASTER/FEEDER OPTION

A Fund may in the future operate under a master/feeder structure.  This means that a Fund would be a “feeder” fund that attempts to meet its objective by investing all its investable assets in a “master” fund with the same investment objective.  The “master” fund would purchase securities for investment.  It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds.  If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for one or more Funds without seeking shareholder approval.  However, the Trustees’ approval will be given only if the investments in the master fund(s) is (are) in the best interests of each Fund and its shareholders.  In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies.  You also will receive a 30-day notice prior to the implementation of the master/feeder structure for your fund.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.  Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect the expenses of the Fund.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman U.S. Aggregate Bond Index) is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  The performance of the index does not reflect deductions for fees, expenses or taxes.

The Dow Jones Credit Suisse Hedge Fund Index (formerly known as the Credit Suisse/Tremont Hedge Fund Index) is an asset-weighted benchmark that measures hedge fund performance.

The Lipper High Yield Bond Fund Index is the average of the 30 largest mutual funds in the Lipper High Yield Bond Fund category.  These funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

The Standard & Poor’s 500® Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.  The performance of the index does not reflect deductions for fees, expenses or taxes.

The Wilshire 5000 Total Market Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S. equity securities with readily available price data.  Over 5,000 capitalization weighted security returns are used to adjust the index.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Investor Class shares of the Funds for the periods indicated.  The information shown below was audited by [     ], whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request.  Certain information reflects financial results for a single Investor Class share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

[Insert Financial Highlights Evolution 8.10]

Investor Class
PROSPECTUS December [  ], 2010
33 Whitehall Street, 10th Floor                                                      New York, New York 10004                                                      (800) 851-0511

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Market Leaders Fund
Evolution Alternative Investment Fund

More Information on The Direxion Funds

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies.  The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus).  A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Funds
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Call:	(800) 851-0511

By Internet:	www.direxionfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243

DIREXION FUNDS

Evolution Managed Bond Fund
Investor Class (PEMVX)

Evolution All-Cap Equity Fund
Investor Class (PEVEX)

Evolution Market Leaders Fund
Investor Class (PEVSX)

Evolution Alternative Investment Fund
Investor Class (PETRX)

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York  10004
(800) 851-0511

www.direxionfunds.com

The Direxion Funds (the “Trust”) is a management investment company, or mutual fund, that offers a variety of investment portfolios to the public.  This Statement of Additional Information (“SAI”) relates to four of those portfolios, the Investor Class of the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Market Leaders Fund and the Evolution Alternative Investment Fund (the “Funds”).

This SAI dated December [  ], 2010 is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus dated December [  ], 2010.  This SAI is incorporated herein by reference into the Funds’ Prospectus.  In other words, it is legally part of the Funds’ Prospectus.

To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number above.

Dated:  December [  ], 2010

Page

THE DIREXION FUNDS	1

CLASSIFICATION OF THE FUNDS	1

INVESTMENT POLICIES AND TECHNIQUES	1

American Depositary Receipts (“ADRs”)	2
Asset-Backed Securities	2
Bank Obligations	3
Corporate Debt Securities	3
Equity Securities	4
Foreign Securities	5
Illiquid Investments and Restricted Securities	5
Indexed Securities	6
Junk Bonds	7
Options, Futures and Other Strategies	8
Other Investment Companies	13
Repurchase Agreements	13
Short Sales	14
Swap Agreements	14
U.S. Government Securities	15
Zero-Coupon Securities	16
Other Investment Risks and Practices	17

INVESTMENT RESTRICTIONS	18

PORTFOLIO TRANSACTIONS AND BROKERAGE	20

PORTFOLIO HOLDINGS INFORMATION	21

MANAGEMENT OF THE TRUST	22

The Board of Trustees	22
Risk Oversight	22
Board Structure and Related Matters	23
Board Committees	26
Principal Officers of the Trust	26
Principal Shareholders, Control Persons and Management Ownership	29
Investment Adviser and Subadviser	30
Portfolio Manager	33
Proxy Voting Policies and Procedures	34
Fund Administrator, Fund Accountant, Transfer Agent and Custodian	34
Distributor	35
Distribution Plan	35
Independent Registered Public Accounting Firm	36

DETERMINATION OF NET ASSET VALUE	36

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REDEMPTIONS	38

Redemption In-Kind	38
Redemptions by Telephone	38
Receiving Payment	38
Anti-Money Laundering	39

EXCHANGE PRIVILEGE	39

SHAREHOLDER INFORMATION	39

Shareholder Information	39

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	40

Dividends and Other Distributions	40
Taxes	40

FINANCIAL STATEMENTS	43

APPENDIX A	A-1

APPENDIX B	B-1

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THE DIREXION FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust currently consists of numerous separate series, four of which are currently offered in this SAI.  Effective April 28, 2006, the Trust changed its name to the Direxion Funds.  Prior to that date, the Trust was known as the Potomac Funds.

This SAI relates only to the Investor Class of the Evolution Managed Bond Fund (the “Managed Bond Fund”), the Evolution All-Cap Equity Fund (the “All-Cap Equity Fund”), the Evolution Market Leaders Fund (the “Market Leaders Fund,” formerly, the Evolution Small Cap Fund) and the Evolution Alternative Investment Fund (the “Alternative Investment Fund,” formerly, the Evolution Total Return Fund, and, each a “Fund” and collectively, the “Funds”).  Prior to September 8, 2008, the Market Leaders Fund and the Evolution Alternative Investment Fund pursued a different investment strategy under the former fund names mentioned above.

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.  Each Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers.  To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” investment company means that the proportion of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  The Funds, however, intend to meet certain diversification standards at the end of each quarter of their taxable year.

INVESTMENT POLICIES AND TECHNIQUES

The Managed Bond Fund, under normal market conditions, will invest 80% of its net assets (plus any borrowings for investment purposes) in fixed-income debt securities indirectly through securities that invest in or are a derivative of fixed income securities.  The All-Cap Equity Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities either directly through stocks and American Depositary Receipts (“ADRs”) or indirectly through securities that invest in or are a derivative of equity securities.  The Market Leaders Fund, under normal market conditions, will invest primarily in equity securities either directly through stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities.  The Alternative Investment Fund, under normal market conditions, will invest primarily in securities, including equities or interest bearing fixed income securities having a low or negative correlation with the S&P 500® Index (“alternative securities”), or indirectly through securities that invest in or are a derivative of alternative securities.  The Funds may engage in the investment strategies discussed below.  There is no assurance that any of these strategies or any other strategies and methods of investment available to the Funds will result in the achievement of their objectives.

This section provides a detailed description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

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Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

American Depositary Receipts (“ADRs”)

A Fund may invest in ADRs and sell ADRs short.  ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation.  ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange).  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.  ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected.  Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.  For investment purposes, ADRs are not considered to be foreign securities by the Funds.

Asset-Backed Securities

A Fund may invest in certain types of asset-backed securities.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value.  Value is also affected if any credit enhancement has been exhausted.

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Bank Obligations

Money Market Instruments.  A Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).  A Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less.  Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Funds’ ability to resell when they deem advisable to do so.

Bankers’ Acceptances.  Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods.  They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.”  The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”).  The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $250,000 per deposit.  The interest on such deposits may not be insured to the extent this limit is exceeded.  Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $250,000 or more without regard to the interest rate ceilings on other deposits.  To remain fully insured, these investments must be limited to $250,000 per insured bank or savings and loan association.

Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.  A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services©, Inc. (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities.  Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s® Ratings Group or Baa or better by Moody’s.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  See Appendix A for a description of corporate bond ratings.  A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies.  Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations.  Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

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Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

Common Stocks.  A Fund may invest in common stocks.  Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities.  A Fund may invest in convertible securities.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  When investing in convertible securities, the Funds may invest in the lowest credit rating category.

Preferred Stock.  A Fund may invest in preferred stock.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.  When investing in preferred stocks, the Funds may invest in the lowest credit rating category.

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Warrants and Rights.  A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Securities

A Fund may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.  In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

A Fund may purchase and hold illiquid investments.  A Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the Funds’ investment adviser has determined under Board-approved guidelines are liquid.  The Funds do not currently anticipate investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments.  Investments currently considered to be illiquid include:  (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions.  The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

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A Fund may not be able to sell illiquid investments when Rafferty or Flexible Plan Investments Ltd., (“FPI” or “Subadviser”) considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid.  (Collectively, Rafferty and FPI are referred to herein as “Advisers” in certain circumstances.)  In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid.  Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.  See “Illiquid Investments and Restricted Securities” above.

A Fund may invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”).  SPDRs® represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500® Index”) and whose shares trade on the American Stock Exchange (“AMEX”).  The value of SPDRs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  The market price of SPDRs®, however, may not be equivalent to the pro rata value of the S&P 500® Index.  SPDRs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

A Fund may invest in DIAMONDS®.  DIAMONDS® represent an investment in a unit investment trust (“DIAMONDS® Trust”) that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial Average® (“DJIA®”).  The DIAMONDS® Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA®.  The DIAMONDS® Trust’s shares trade on the AMEX.  An investment in DIAMONDS® is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline.  Although DIAMONDS® are designed to provide investment results that generally correspond to the price and yield performance of the DJIA®, the DIAMONDS® Trust may not be able to exactly replicate the performance of the DJIA® because of trust expenses and other factors.

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A Fund may invest in NASDAQ-100 Index Tracking Stock®, often referred to as QQQQs®.  QQQQs® represent ownership in the NASDAQ-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the NASDAQ-100 Index® and whose shares trade on the AMEX.  The value of the QQQQs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  The market price of QQQQs®, however, may not be equivalent to the pro rata value of the NASDAQ-100®.  QQQQs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs®, DIAMONDS® and QQQQs® are considered investments in other investment companies discussed below.

The Funds may invest, instead of or in addition to these indexed securities, in shares of alternate ETFs tracking the same market indices or other market indices within the same general market.

Junk Bonds

The Funds may invest in lower-rated debt securities of any maturity, often called “junk bonds.”

“Junk Bonds,” generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion.  At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.  A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Advisers will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

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Options, Futures and Other Strategies

General.  A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Dividends, Other Distributions and Taxes.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Funds, the Funds are not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisers may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Advisers may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities.  The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)    Successful use of most Financial Instruments depends upon the Advisers’ ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Advisers may still not result in a successful transaction.  The Advisers may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)    Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)    As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

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(4)    Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party.  A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the AMEX® and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

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Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the same rights as above, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

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Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If a Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

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Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant.  When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  A Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  A Fund may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Other Investment Companies

A Fund may invest in the securities of other investment companies, including open and closed end funds, exchange traded funds and unit investment trusts.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Funds become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds’ own operations.

The Funds intend to limit their investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities.  Repurchase agreements generally are for a short period of time, usually less than a week.  Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period.  While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year.  Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.  A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.  See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement.  In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security.  If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

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Short Sales

A Fund may engage in short sale transactions under which it sells a security it does not own.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover the Fund’s short position.

Swap Agreements

A Fund may enter into swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act.  A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

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Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations.  The Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy.  A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement in circumstances where Rafferty believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years).  All such Treasury securities are backed by the full faith and credit of the United States.

Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  Others, such as securities issued by the Federal National Mortgage Association (“Fannie Mae©”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), are supported only by the credit of the corporation.  In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments.  The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so.  A fund will invest in securities of such instrumentalities only when the Adviser is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

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On September 7, 2008, Fannie Mae© and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae© and Freddie Mac’s© assets and property and putting Fannie Mae© and Freddie Mac© in a sound and solvent condition.  Under the conservatorship, the management of Fannie Mae© and Freddie Mac was replaced.  Additionally, the U.S. Treasury reported that Fannie Mae© and Freddie Mac© are expected to gradually reduce their mortgage-backed security portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship.  First, the U.S. Treasury and FHFA have established the Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury received senior preferred equity shares and warrants to ensure that Fannie Mae and Freddie Mac© maintained a positive net worth.  Fannie Mae© and Freddie Mac’s© common and preferred shareholders will bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a new secured lending credit facility made available to Fannie Mae© and Freddie Mac© to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009.  Also, the U.S. Treasury initiated a program to purchase Fannie Mae© and Freddie Mac© mortgage-backed securities through December 31, 2009, to aid mortgage affordability.  No assurance can be given that the initiatives disclosed above will be successful or will continue.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in the market interest rates.  An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Zero-Coupon Securities

A Fund may invest in zero-coupon bonds of any rating or maturity.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, a Fund may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

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Other Investment Risks and Practices

Borrowing.  A Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Leverage will magnify changes in a Fund’s NAV and on its investments.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for a Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, the Managed Bond Fund and the All-Cap Equity Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets.  This borrowing is not subject to the foregoing 300% asset coverage requirement.  The Managed Bond Fund and the All-Cap Equity Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities.  A Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions.  Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund.  The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily.  While a Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized.  A Fund may invest the interest received and the collateral, thereby earning additional income.  Loans would be subject to termination by the lending Fund on a four-business day notice or by the borrower on a one-day notice.  Borrowed securities must be returned when the loan is terminated.  Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders.  A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan.  The Funds currently have no intention of lending its portfolio securities.

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Portfolio Turnover.  The Trust anticipates that the Funds will have very high portfolio turnover due to the active management of its portfolio.  A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate.  Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year.  In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero.  However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders from the Fund’s distributions of the increase capital gains recognized as a result of that trading.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s after-tax performance.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of a Fund.  Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

A Fund shall not:

1.  Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.  Underwrite securities of any other issuer.

3.  Purchase, hold, or deal in real estate or oil and gas interests.

4.  Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Fund may make short sales of securities.

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5.  Pledge, mortgage, or hypothecate the Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6.  Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7.  Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Managed Bond Fund and the All-Cap Equity Fund have adopted the following fundamental investment limitation:

8.  Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The Market Leaders Fund and the Alternative Investment Fund have adopted the following fundamental investment limitation:

9.  Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) to enter into reverse repurchase agreements; and (3) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

The Funds have adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund.  For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

19

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty and/or the Funds’ Subadviser, as applicable, are responsible for decisions to buy and sell securities for the Funds, while Rafferty is responsible for the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any.  Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.  There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available.  With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty.  Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.  The Funds believe that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds, Rafferty and/or the Funds’ Subadviser, as applicable, from obtaining a high quality of brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Funds’ Subadviser may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty and/or the Funds’ Subadviser in connection with the Funds.  While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Funds’ Subadviser, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by the Funds or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals.  Such transactions are made on a net basis and do not involve payment of brokerage commissions.  The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

20

Aggregate brokerage commissions paid by each Fund for the following fiscal years are shown in the tables below.

Evolution Managed Bond Fund	Brokerage Fees Paid
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$33,782
Year Ended August 31, 2008	$62,917

Evolution All-Cap Equity Fund	Brokerage Fees Paid
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$663,809
Year Ended August 31, 2008	$445,496

Evolution Market Leaders Fund	Brokerage Fees Paid
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$236,516
Year Ended August 31, 2008	$222,301

Evolution Alternative Investment Fund	Brokerage Fees Paid
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$42,265
Year Ended August 31, 2008	$133,133

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Funds’ portfolio investments to ensure that such disclosure is in the best interests of the Funds’ shareholders.  In adopting the policies, the Board considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Funds.  Disclosure of a Fund’s complete holdings is required to be made quarterly within sixty days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund.  Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics.  The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing the complete portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days.  In addition, the Funds’ President or Chief Compliance Officer may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information.  The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

21

The Funds also disclose daily up to the top 25 holdings (“top 25 holdings”) on the website of the Subadviser at http://www.flexibleplan.com.  The top 25 holdings are normally updated after the close of the current day’s trading and before the start of the next day’s trading.  The top 25 holdings for each Fund will remain posted on the Subadviser’s website for at least six months.  The Funds may provide separately to any person, including rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. the Funds’ top 25 holdings commencing the day after it is first published on the Subadviser’s website or a complete list of portfolio holdings is filed with the SEC.

In addition, the Funds’ service providers, such as custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to the Funds.  In no event shall the Advisers, their affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Funds’ shareholders and Rafferty, the Subadviser, the distributor and their affiliates or employees and any affiliated person of the Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts, as well as the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from Rafferty, U.S. Bancorp Fund Services, LLC (“USBFS”) and Alaric Compliance Services, LLC (“Alaric”), and the Trust’s Chief Compliance Officer (“CCO”).  The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds.  Rafferty, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds.  The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds.  In addition, under the general oversight of the Board, Rafferty and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.

22

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  The CCO and senior officers of Rafferty, USBFS and Alaric regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from Rafferty and USBFS with respect to the Funds’ investments.  In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, USBFS, Alaric or the CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from Rafferty in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

The CCO also reports regularly to the Audit Committee on Fund valuation matters.  In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Fund’s compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board.  The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee.  For example, the Audit Committee is responsible for specific matters related to oversight of the Funds’ independent auditors, subject to approval of the Audit Committee’s recommendations by the Board.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 1 portfolio within the Direxion Insurance Trust, 32 portfolios within the Direxion Funds Trust and 102 portfolios within Direxion Shares ETF Trust.  The same persons who constitute the Board also constitute the board of trustees of the Direxion Funds.  In addition, the Independent Trustees constitute three-quarters of the board of trustees of the Direxion Shares ETF Trust.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

23

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2009.  Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Shares ETF Trust, the other registered investment companies in the Direxion mutual fund complex.  In addition, Mr. Rafferty serves on the Board of the Direxion Funds.  Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	135	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	135	Trustee, The Opening Word Program, Wyandanch, New York
Gerald E. Shanley III Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	135	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
John Weisser Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	135
Director, MainStay VP Fund Series (20 Funds), The MainStay Funds (14 Funds), The MainStay Funds Trust (4 Funds); Director ICAP Funds, Inc (4 Funds); Director, Eclipse Funds, Inc. (21 Funds), Eclipse Funds (2 Funds)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.
(2)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Daniel J. Byrne:  Mr. Byrne has extensive financial services and business experience as an executive at a securities broker-dealer firm, a partner in a hedge fund, and president and chief executive officer of a private corporation.  He has served as a director of a civic organization.  He also has multiple years of service as a Trustee.

Lawrence C. Rafferty:  Mr. Rafferty has extensive experience in financial services businesses, including as chairman and chief executive officer of Rafferty.  He has served on the boards of both a private university and a childcare agency.  He also has multiple years of service as a Trustee.

Gerald E. Shanley III:  Mr. Shanley has audit experience and spent ten years in the tax practice of an international public accounting firm.  He is a certified public accountant and has a JD degree.  He has extensive business experience as the president of a closely held manufacturing company, a director of several closely held companies, a business and tax consultant and a trustee of a private investment trust.  He has served on the boards of several charitable and not for profit organizations.  He also has multiple years of service as a Trustee.

John Weisser:  Mr. Weisser has extensive experience in the investment management business, including as managing director of an investment bank and a director of other registered investment companies.  He also has multiple years of service as a Trustee.

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Board Committees

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.  The Audit Committee met [  ] times during the Funds’ most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board.  The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues.  The Nominating Committee also evaluates and nominates Board member candidates.  The Nominating Committee will consider nominees recommended by shareholders.  Such recommendations should be in writing and addressed to the Funds with attention to the Nominating Committee Chair.  The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee [did not meet] during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust.  The Qualified Legal Compliance Committee [did not meet] during the Trust’s most recent fiscal year.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

26

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 42	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	N/A
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006
William Franca Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A
Christopher Lewis Age: 40	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009– present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A
Patrick J. Rudnick 777 East. Wisconsin Avenue Milwaukee, WI 53202 Age: 37	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

27

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee
Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 37	Secretary	One Year; Since 2004
Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since September 2007; Chief Financial Officer, USBFS, since April 2006; Vice President, USBFS, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

			N/A	N/A
(1)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

The following table shows the amount of equity securities in the portfolios of the Funds and the Direxion Family of Investment Companies owned by the Trustees as of the calendar year ended December 31, 2009:

Dollar Range of Equity Securities Owned:	Interested Trustees:	Disinterested Trustees:
	Lawrence C. Rafferty	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
Managed Bond Fund	$0	$0	$0	$0
All-Cap Equity Fund	$0	$0	$0	$0
Market Leaders Fund	$0	$0	$0	$0
Alternative Investment Fund	$0	$0	$0	$0
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	$0	$10,001 - $50,000	$0	$0
(1)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.  However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

28

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust.  The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended August 31, 2010:

	Aggregate Compensation From the:				Pension or Retirement Benefits Accrued As	Estimated	Aggregate Compensation From the Direxion
Name of Person, Position	Managed Bond Fund	All-Cap Equity Fund	Market Leaders Fund	Alternative Investment Fund	Part of the Trust’s Expenses	Annual Benefits Upon Retirement	Complex Paid to the Trustees(1)
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0	$0	$0	$0
Disinterested Trustees
Daniel J. Byrne	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Gerald E. Shanley III	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
John Weisser	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
(1)	For the fiscal year ended August 31, 2010, trustees’ fees and expenses in the amount of $[ ] were incurred by the Trust.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.  As of December 1, 2010, the following shareholders were considered to be either a control person or principal shareholder of each Fund:

Evolution Managed Bond Fund--Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership
[ ]	[ ]	[ ]	[ ]%
[ ]	[ ]	[ ]	[ ]%
[ ]	[ ]	[ ]	[ ]%

Evolution All-Cap Equity Fund--Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership
[ ]	[ ]	[ ]	[ ]%
[ ]	[ ]	[ ]	[ ]%
[ ]	[ ]	[ ]	[ ]%

Evolution Market Leaders Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership
[ ]	[ ]	[ ]	[ ]%
[ ]	[ ]	[ ]	[ ]%

Evolution Alternative Investment Fund – Investor Class

Name and Address	Parent Company	Jurisdiction	% Ownership
[ ]	[ ]	[ ]	[ ]%
[ ]	[ ]	[ ]	[ ]%
[ ]	[ ]	[ ]	[ ]%

[In addition, as of December 1, 2010, the Trustees and officers as a group owned less than 1% of the shares of each Fund.]

Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Fund.  Rafferty was organized as a New York limited liability corporation in June 1997.  Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and Rafferty, Rafferty provides a continuous investment program for a Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees.  Rafferty bears all costs associated with providing these advisory services.  The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus.  The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party.  The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

30

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.  Prior to July 1, 2009, each Fund was responsible for its own operating expenses and Rafferty contractually agreed to waive its fees and/or reimburse operating expenses (excluding, as applicable, among other expenses, front-end or contingent deferred sales loads, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation) through July 1, 2009 to the extent that their Investor Class expenses exceeded 1.90% of average daily net assets.  Any expense waiver is subject to reimbursement by a Fund, as applicable, within the following three years if Total Annual Fund Operating Expenses, not including excluded expenses, fall below this percentage limitation.

Effective July 1, 2009, for each Fund, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

The tables below show the amount of advisory fees incurred and the amount of fees waived and/or absorbed by Rafferty for each Fund for the following fiscal years.

Evolution Managed Bond Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Advisor	Net Fees Paid to Advisor
Year Ended August 31, 2010	$[ ]	$[ ]	$[ ]
Year Ended August 31, 2009	$341,391	$0	$341,391
Year Ended August 31, 2008	$330,926	$48,316	$282,610

Evolution All-Cap Equity Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Advisor	Net Fees Paid to Advisor
Year Ended August 31, 2010	$[ ]	$[ ]	$[ ]
Year Ended August 31, 2009	$455,211	$0	$455,211
Year Ended August 31, 2008	$488,581	$41,552	$447,029

Evolution Market Leaders Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Advisor	Net Fees Paid to Advisor
Year Ended August 31, 2010	$[ ]	$[ ]	$[ ]
Year Ended August 31, 2009	$246,285	$12,223	$234,062
Year Ended August 31, 2008	$239,937	$50,055	$189,882

Evolution Alternative Investment Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Advisor	Net Fees Paid to Advisor
Year Ended August 31, 2010	$[ ]	$[ ]	$[ ]
Year Ended August 31, 2009	$201,909	$13,322	$188,587
Year Ended August 31, 2008	$344,332	$45,509	$298,823

The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Funds, in compliance with the 1940 Act.  The Advisory Agreement continues in force for an initial period of two years after the date of its approval.  The Advisory Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund.  The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

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Under an Investment Subadvisory Agreement (“Subadvisory Agreement”) between Rafferty and FPI, FPI, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Funds for a fee payable by Rafferty.  An investment team from FPI will manage for the Funds’ assets, under the supervision of Rafferty.  Under the Subadvisory Agreement, FPI will direct, through Rafferty, the allocation of Fund assets among specific baskets of securities, created by FPI.  Then, Rafferty will implement FPI’s investment decisions for the Fund by placing all brokerage orders for the purchase and sale of those securities.  For the investment subadvisory services provided to the Funds, Rafferty (not the Funds) will pay FPI each month based on the Funds’ prior month’s total net assets at an annualized rate of 0.60% on assets up to $250 million, 0.65% on assets between $250 million and $350 million, 0.70% on assets between $350 million and $450 million and 0.75% on assets over $450 million.

The Subadvisory Agreement was initially approved by the Board (including all of the Trustees who are not “interested persons” of Rafferty or FPI, as defined under the 1940 Act) and the shareholders of each Fund, in compliance with the 1940 Act.  The Subadvisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty, FPI or the Trust; and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of each Fund.  The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than a 60-day written notice by Rafferty or a 90-day written notice by FPI.  Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of FPI upon termination of the Subadvisory Agreement.

Under a service agreement (“Service Agreement”) between the Trust and FPI, the Investor Class of the Trust may pay FPI an annualized fee of up to 0.40% based on the Funds’ average daily net assets attributable to FPI clients who are shareholders of a Fund and FPI may provide certain services.  FPI has advised the Trust that the fees paid under the Service Agreement are credited against advisory fees and program costs of FPI’s clients who are shareholders of the Funds.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

FPI shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty, FPI and the distributor have adopted Codes of Ethics (“Codes”).  These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by the Funds, subject to certain restrictions.

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Portfolio Manager

Mr. Jerry C. Wagner and Dr. George Yang jointly serve as co-portfolio managers of the Funds.  In addition to the Funds, Mr. Wagner and Dr. Yang jointly manage the other accounts set forth below.  FPI provided the following information regarding the other accounts managed by the Funds’ portfolio managers, including the number of accounts, the total assets in those accounts and the categorization of the accounts as of August 31, 2010.

Other Accounts	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11,921	$469.4	0	$0

Because the other accounts listed above invest only in shares of mutual funds, FPI has not identified any material conflicts between the Funds and other accounts managed by Mr. Wagner and Dr. Yang.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts.  The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts.  FPI’s management fees for the services it provides to other accounts varies and may be higher or lower than the subadvisory fees it receives from Rafferty.  This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

As of August 31, 2010, the co-portfolio mangers’ compensation was paid by FPI and not the Funds.  Their compensation primarily consists of a fixed base salary and a bonus.  The co-portfolio mangers’ fixed base salary is reviewed periodically and may be increased based on consideration of various factors including, but not limited to, each manager’s experience, overall performance, and management responsibilities.  The amounts of Mr. Wagner’s and Dr. Yang’s bonus are presently determined at the discretion of FPI.  Along with all other employees of FPI, the co-portfolio mangers may participate in the firm’s retirement plan where FPI may make matching contributions up to a defined percentage of their salary.  The co-portfolio managers’ salary, bonus, and retirement plan benefits are not based presently on the performance of the Funds or the value of assets held in the Funds’ portfolio.

As of August 31, 2010, Mr. Wagner beneficially owned the following dollar range of securities in the Funds.

Name of Fund	Dollar Range of Equity Securities in the Funds
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	Over $1 million
Managed Bond Fund					X
All-Cap Equity Fund				X
Market Leaders Fund					X
Alternative Investment Fund				X

As of August 31, 2010, Dr. Yang did not beneficially own securities in the Funds.

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Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board.  The Proxy Voting Policies of Rafferty are attached as Appendix B.Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds’ investments.

More Information.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds.  U.S. Bank, N.A., Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53202, an affiliate of the Administrator, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services).  As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.045% on net assets and a $5,000 minimum fee per fund.  The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of administrative and management service fees incurred by each of the following Funds to the Administrator for the fiscal years shown.

Fiscal Period	Evolution Managed Bond Fund
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$10,611
Year Ended August 31, 2008	$13,507

Fiscal Period	Evolution All-Cap Equity Fund
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$14,775
Year Ended August 31, 2008	$19,921

Fiscal Period	Evolution Market Leaders Fund
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$7,259
Year Ended August 31, 2008	$11,421

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Fiscal Period	Evolution Alternative Investment Fund
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$6,638
Year Ended August 31, 2008	$14,960

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports.  For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.03% and a $10,000 minimum fee per fund.  The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of the Funds’ assets.  Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds’ portfolios.  The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0225% and a $1,000 minimum fee per fund.  The Custodian also is entitled to certain out-of-pocket expenses. U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain of the Funds may invest.  In recognition of this revenue, the Funds have received credits and may receive credits in future years from U.S. Bank N.A. and/or its affiliates for fees otherwise payable by the Funds.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Funds’ shares on a no-load basis.  The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares.  For the fiscal year ended August 31, 2010, the Distributor received $[   ] as compensation from Rafferty for distribution services for the Trust.  Mr. Rafferty is an affiliated person of the Distributor.

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule.  The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Investor Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Investor Class Shares and the servicing and maintenance of existing shareholder accounts.  Pursuant to the Plan, a Fund may pay up to 0.25% of its Investor Class average daily net assets.  The Board of Trustees has also authorized the Funds to charge up to 0.15% of each Fund’s average Investor Class daily net assets to pay for shareholder services provided to Fund shareholders.  The Trust has entered into the Service Agreement with FPI pursuant to which the Funds may pay an annualized fee of up to 0.40% to FPI.

The Plan was approved by the Trustees, including the Independent Trustees of the Funds.  In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.  The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.  The Distributor, as the Funds’ principal underwriter, Rafferty and the Subadviser may have a direct or indirect financial interest in the Plan or any related agreement.

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The Plan permits payments to be made by each Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services.  The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund.  In addition, the Plan authorizes payments by each Fund to the distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

The table below shows the amount of 12b-1 fees incurred and the allocation of such fees by each Fund for the fiscal year ended August 31, 2010.

Fund (Investor Class)	12b-1 fees incurred
Evolution Managed Bond Fund	$[ ]
Evolution All-Cap Equity Fund	$[ ]
Evolution Market Leaders Fund	$[ ]
Evolution Alternative Investment Fund	$[ ]

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
Evolution Managed Bond Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Evolution All-Cap Equity Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Evolution Market Leaders Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Evolution Alternative Investment Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Independent Registered Public Accounting Firm

[   ] is the independent registered public accounting firm for the Trust.  The Financial Statements of the Funds for the fiscal year ended August 31, 2010 have been audited by [   ] and are incorporated by reference herein, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Investor Class of each Fund is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business (“Business Day”).  The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued.  If no sale is reported at that time, the mean of the last bid and asked prices is used.  Securities primarily traded on the NASDAQ® Global Market (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each Business Day.  The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer.

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If, on a particular day, an exchange-traded security does not trade, then the mean between the closing bid and asked prices will be used.  All equity securities that are not traded on a listed exchange held by a Fund will be valued at the last sales price in the OTC market, or, if no sales price is reported, the mean of the last bid and asked price is used.  Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of a Fund, exchange-traded options and options on futures are valued at the composite price using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest asked price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on exchanges where the options are traded.  If there are no trades for the option on a given business day, the composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at the mean between the last bid and asked quotations.

The prices of futures contracts are valued either at the settlement prices established each day on the exchange on which they are traded if the settlement price reflects trading prior to the close of regular trading or at the last sales price prior to the close of regular trading if the settlement prices established by the exchange reflects trading after the close of regular trading.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service or reporting agency.

Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.  Other debt securities (including credit default swaps) are valued by using either the closing bid and ask prices provided by the Funds’ pricing service or the mean between the closing bid and ask prices provided by brokers that make markets in such instruments, or if such prices are unavailable, by a pricing matrix method. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust.  The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations.  The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

For purposes of calculating their daily NAV, the Funds typically reflect changes in their holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”).  However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions.  Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security.  Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.

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REDEMPTIONS

Redemption In-Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Funds’ NAV, whichever is less.  Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders.  In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Funds determine NAV.  The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.  A redemption in-kind is not as liquid as a cash redemption.  If a redemption is made in-kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.  Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in-kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares of the Funds by telephone.  When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss.  In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.  To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following the Funds’ receipt of your request (if received in good order as described below) for redemption.  For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days).  To avoid redemption delays, purchases should be made by direct wire transfers.

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account; and

•
The signatures on any written redemption request in excess of $100,000 have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges.  Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

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The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of the Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of a Fund’s shareholders.

Anti-Money Laundering

The Funds are required to comply with various federal anti-money laundering laws and regulations.  Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency.  In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below.  Telephone requests for an exchange received by the Funds before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day.  Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day.  Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time.  In addition, the Trust may terminate this exchange privilege upon a 60-day notice.

SHAREHOLDER INFORMATION

Shareholder Information

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote.  Each class of each Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote.  Share voting rights are not cumulative, and shares have no preemptive or conversion rights.  Shares are not transferable.  As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings.  Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances.  Trustees may be removed by the Trustees or by shareholders at a special meeting.  A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Net investment income and any realized net capital gains are distributed as described in the Prospectus under “Distributions and Taxes.”  All distributions from each Fund normally are automatically reinvested without charge in additional shares of that Fund.

Taxes

Regulated Investment Company Status.  Each Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”).  If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following:  (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

Although each Fund intends to continue satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so.  The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements.  There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more Funds.

If a Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) which is subject to a maximum federal income tax rate of 15% for individuals) to the extent of the Fund’s earnings and profits.  In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

40

General.  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.  Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends a Fund distributes (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash.  Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash.  A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares.  An exchange of Fund shares for shares of another fund generally will have similar consequences.

Income from Foreign Securities.  Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark-to-market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

41

Gains or losses (1) from the disposition of foreign currencies; (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Derivatives Strategies.  The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith.  Gains from options and futures contracts a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Nonequity options” (i.e., certain listed options, such as those on “broad-based” stock indices) and futures in which the Funds may invest may be “section 1256 contracts.”  Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which a Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  60 percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest.  That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property.  Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale.  If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto.  If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

42

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, a Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds.  No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions therefrom.

Capital Loss Carryovers.  As of August 31, 2010, the following Funds had capital loss carryovers on a tax basis in the respective amounts, expiring in the indicated taxable years shown below:

	[ ]	[ ]	[ ]	[ ]	[ ]	Total

Evolution Managed Bond Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Evolution All-Cap Equity Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Evolution Market Leaders Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Evolution Alternative Investment Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

To the extent a Fund listed above realizes future net capital gains, those gains will be offset by any unused capital loss carryover(s).

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended August 31, 2010, are herein incorporated by reference to the Funds’ Annual Report to shareholders dated August 31, 2010.  To receive a copy of the Annual or Semi-Annual Reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

43

Appendix A

Description of Corporate Bond Ratings

A.	Long-Term Ratings

1.
Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.
Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

A-1

AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

A-2

3.
Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

A-3

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

A-4

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings.  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

A-5

3.
Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

A-6

APPENDIX B

Direxion Funds
Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues.  With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Funds and the Direxion Insurance Trust (collectively, the “Trust”).  ISS prepares custom research and votes per their recommendation.  If we agree with their recommendation, no action is required.  However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I.             Duty to Vote Proxies
Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations.  Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II.            Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as outlined below.  Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation.  Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III.            Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank.  Reports are verified monthly through ISS’s Votex website.  ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year.  US Bank files the NP-X with the SEC on the Trust’s behalf.  These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors
Ratifying Auditors
Vote FOR proposals to ratify auditors, unless:
• An auditor has a financial interest in or association with the company, and is therefore not independent;
• There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
• Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
• Composition of the board and key board committees;
• Attendance at board and committee meetings;
• Corporate governance provisions and takeover activity;

B-1

• Disclosures under Section 404 of the Sarbanes-Oxley Act;
• Long-term company performance relative to a market and peer index;
• Extent of the director’s investment in the company;
• Existence of related party transactions;
• Whether the chairman is also serving as CEO;
• Whether a retired CEO sits on the board;
• Number of outside boards at which a director serves.

WITHHOLD from individual directors who:
• Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);
• Sit on more than six public company boards;
• Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:
• The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

• The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

• The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
• The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;
• The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
• At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
• A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:
• The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
• The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
• The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:
• The non-audit fees paid to the auditor are excessive;

• A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:
• There is a negative correlation between chief executive pay and company performance;
• The company fails to submit one-time transfers of stock options to a shareholder vote;
• The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
• The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

B-2

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

• Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

• Two-thirds independent board;
• All-independent key committees;
• Established governance guidelines;
• The company does not under-perform its peers.

Majority Vote Shareholder Proposals
Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:
• Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;
• The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;
• The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;
• An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

• The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
• Long-term financial performance of the target company relative to its industry;
• Management’s track record;
• Background to the proxy contest;
• Qualifications of director nominees (both slates);
• Strategic plan of dissident slate and quality of critique against management;
• Likelihood that the proposed goals and objectives can be achieved (both slates);
• Stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

B-3

4. Takeover Defenses

Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
• Shareholders have approved the adoption of the plan; or

• The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
• No lower than a 20 percent trigger, flip-in or flip-over;
• A term of no more than three years;
• No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

• Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
• Market reaction - How has the market responded to the proposed deal?
• Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
• Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

• Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

B-4

7. Capital Structure

Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:
• The total cost of the company’s equity plans is unreasonable;
• The plan expressly permits the repricing of stock options without prior shareholder approval;
• There is a disconnect between CEO pay and the company’s performance;
• The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or
• The plan is a vehicle for poor pay practices.

Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:
• Stock ownership guidelines with a minimum of three times the annual cash retainer.
• Vesting schedule or mandatory holding/deferral period:
- A minimum vesting of three years for stock options or restricted stock; or
- Deferred stock payable at the end of a three-year deferral period.
• A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
• No retirement/benefits and perquisites for non-employee directors; and
• A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet
Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

B-5

Employee Stock Purchase Plans--Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:
• Purchase price is at least 85 percent of fair market value;
• Offering period is 27 months or less; and
• The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:
• Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
• Limits on employee contribution (a fixed dollar amount or a percentage of base salary);
• Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
• No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-
pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:
• A trigger beyond the control of management;
• The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

• Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
• The company is conducting animal testing programs that are unnecessary or not required by regulation;
• The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
• The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

B-6

Drug Pricing and Re-importation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
• The existing level of disclosure on pricing policies;
• Deviation from established industry pricing norms;
• The company’s existing initiatives to provide its products to needy consumers;
• Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco
Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals
Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
• New legislation is adopted allowing development and drilling in the ANWR region;
• The company intends to pursue operations in the ANWR; and
• The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:
• The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
• The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
• The company does not maintain operations in Kyoto signatory markets;
• The company already evaluates and substantially discloses such information; or,
• Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions
Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

B-7

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
• Past performance as a closed-end fund;
• Market in which the fund invests;
• Measures taken by the board to address the discount; and
• Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
• Performance of the fund’s net asset value;
• The fund’s history of shareholder relations;
• The performance of other funds under the advisor’s management.

B-8

The Direxion Funds

PROSPECTUS DECEMBER [  ], 2010

HCM FREEDOM FUND
Service Class (HCMFX)

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

www.direxionfunds.com

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

SUMMARY SECTION	1
HCM FREEDOM FUND	1

ADDITIONAL DETAILS ABOUT THE FUND	6
PORTFOLIO INVESTMENT STRATEGY	6
CORE INVESTMENTS	7
PRINCIPAL RISK FACTORS	8

ABOUT YOUR INVESTMENT	12
SHARE PRICE OF THE FUND	12
RULE 12B-1 FEES	13
HOW TO INVEST IN SHARES OF THE FUND	14
HOW TO SELL SHARES OF THE FUND	17
ACCOUNT AND TRANSACTION POLICIES	18

ADDITIONAL INFORMATION	20
MANAGEMENT OF THE FUND	20
PORTFOLIO HOLDINGS INFORMATION	21
DISTRIBUTIONS AND TAXES	21
MASTER/FEEDER OPTION	23
INDEX DESCRIPTION	23

FINANCIAL HIGHLIGHTS	24

MORE INFORMATION ON HCM FREEDOM FUND	Back Cover

In deciding whether to invest in the fund described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”).  The Direxion Funds (the “Trust”) has not authorized others to provide additional information.  The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

SUMMARY SECTION

HCM Freedom Fund

Investment Objective
The Fund’s investment objective is long-term capital appreciation with lower volatility than the overall market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.80%
Other Expenses of the Fund(1)	0.55%
Acquired Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses(2)	[ ]%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at anytime by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	[ ]%	[ ]%	[ ]%	[ ]%

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategy

The Fund’s subadviser, Horizon Capital Management, Inc. (“HCM” or Subadviser”), employs a dynamic asset allocation strategy pursuant to which the Fund invests in a broad range of U.S. and foreign equity and fixed income securities.  The Fund may invest in equity securities of domestic and foreign issuers, directly and indirectly through sponsored or unsponsored American Depository Receipts (“ADRs”), exchanged-traded funds (“ETFs”), other investment companies and foreign currencies.  Additionally, the equity securities in which the Fund may invest may include large- small- and medium-capitalization companies and issuers in emerging markets countries.

The Fund may invest in fixed income securities directly or indirectly through ETFs, other investment companies and derivative instruments.  The Fund may invest in fixed-income securities with varying maturities (e.g., long-, intermediate- or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Securities that are rated lower than investment grade, high yield securities or “junk bonds,” generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments.  The Fund may invest without limit in high yield securities.

1

The Fund may also make both “long” and “short” investments and may use derivative instruments.  Derivative instruments, including swaps, futures and options, enable the Fund to seek greater exposure to target investments than would be available by purchasing only traditional equity and fixed-income securities. The use of these derivative securities produces economically “leveraged” investment results.  Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.  On a daily basis, the Fund will hold U.S. government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

HCM believes that limiting losses is as important to building capital as maximizing gains and manages risk by exiting positions when HCM believes that potential portfolio gains are not sufficient to justify the potential risk of loss.  HCM attempts to identify and profit from market trends, making long investments in areas of the market that have risen somewhat and appear to offer additional upside and short investments in areas of the market which have begun to decline and appear likely to decline further.  HCM attempts to identify changing market conditions based on proprietary technical analysis of trends, relative strength of various sectors of the markets as well as seasonal considerations.  The Fund’s portfolio is positioned in response to movements by particular indexes, market segments or even particular securities in an attempt to participate in a developing trend.  HCM may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements.  When HCM has not identified to its satisfaction areas of the market in which it feels comfortable investing, whether long or short, HCM may invest portions or all of the Fund’s assets in cash or cash equivalents for capital preservation.

Principal Investment Risks
An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither HCM nor the Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) can guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Advisers’ Investment Strategy Risk - The Advisers’ dynamic asset allocation strategy may not be successful.  At any time, the Advisers may not know whether a particular signal is the start of a major or minor market move in either direction or if it will prove to be a false signal.  The Fund could be exposed to declining markets and/or could miss a market rise if the Advisers’ model does not correctly adjust to market movements.  As a result, the Fund may not achieve its investment objective.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive.  Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Credit Risk - The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

2

Derivatives Risk - Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  Accordingly, the use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Emerging Markets Risk - Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries.  In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk - Investments in publicly-issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

Foreign Securities Risk - Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities.  Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk - The Fund may experience high portfolio turnover which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions to them of increase net short-term capital gains and may adversely affect the Fund’s performance.

High Yield Securities Risk - The Fund may invest up to all of its assets in securities rated below investment grade or “junk bonds.”  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company, such as large sustained sales by major investors or a higher profile default.  These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.  Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Leverage Risk - The Fund may employ leveraged investment techniques.  Use of leverage can magnify the effects of changes in the value of the Fund and makes them more volatile.  The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk - A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk - Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

3

Shorting Securities Risk - Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

Small-Cap and Mid-Cap Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objectives.

Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows changes in the Fund’s performance from calendar year to calendar year.  The table shows how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad-based market index for the same periods.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Total Return for the Calendar Year Ended December 31*

* Year-to-date total return as of September 30, 2010 for the HCM Freedom Fund was 4.42%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 12.70% for the quarter ended June 30, 2007 and its lowest calendar quarter return was -5.88% for the quarter ended March 31, 2005.

4

Average Annual Total Returns
(For the periods ended December 31, 2009)
	1 Year	5 Years	Since Inception (12/7/2004)
HCM Freedom Fund
Return Before Taxes	13.25%	-0.88%	-0.49%
Return After Taxes on Distributions	9.47%	-2.76%	-2.35%
Return After Taxes on Distributions and Sale of Fund Shares	8.56%	-1.80%	-1.47%
S&P 500® Index	26.46%	0.42%	1.02%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser. Horizon Capital Management, Inc. is the Fund’s investment subadviser.

Portfolio Manager.  Dexter P. Lyons, the Principal of HCM, has managed the Fund since inception under Rafferty’s supervision.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – HCM Freedom Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRA accounts are not eligible for telephone redemption privileges.  The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$25,000	$100
Retirement Accounts	$25,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

ADDITIONAL DETAILS ABOUT THE FUND

Rafferty Asset Management, LLC serves as the Fund’s investment adviser and Horizon Capital Management, Inc. serves as the Fund’s subadviser.  (Collectively, Rafferty and HCM are referred to herein as “Advisers” in certain circumstances.)  The Fund is designed for long-term investors interested in capital appreciation with the assumption of a low-to-moderate level of market risk.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government had taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity.  Reduced liquidity in equity, credit and fixed-income markets adversely affected many issuers worldwide.  These events and possible continued market turbulence may have an adverse effect on the Fund.

The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval upon a 60-day notice.

PORTFOLIO INVESTMENT STRATEGY

HCM employs a dynamic asset allocation strategy and has great flexibility in deciding in what to invest and when to invest, and may invest in a broad range of equity and fixed income securities, both domestically and internationally.  HCM believes that limiting losses is as important to building capital as maximizing gains and manages risk by exiting positions when HCM believes that potential portfolio gains are not sufficient to justify the potential risk of loss.  HCM attempts to identify and profit from market trends, making long investments in areas of the market that have risen somewhat and appear to offer additional upside and short investments in areas of the market which have begun to decline and appear likely to decline further.  HCM attempts to identify changing market conditions based on proprietary technical analysis of trends, relative strength of various sectors of the markets as well as seasonal considerations.  When HCM has not identified to its satisfaction areas of the market in which it feels comfortable investing, whether long or short, HCM may invest portions or all of the Fund’s assets in cash or cash equivalents for capital preservation.

The Subadviser typically chooses investment options from among market categories or investment vehicles which represent pools of securities, including major market indexes, more narrowly defined market sectors, ETFs, and mutual funds, among other options.  The Fund’s portfolio is positioned in response to movements by particular indexes, market segments or even particular securities in an attempt to participate in a developing trend.  HCM may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements.

The Fund’s portfolio may be traded frequently as the Subadviser attempts to position the portfolio in line with the Subadviser’s expectations for market movements.  The Fund’s portfolio turnover may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular market segments or individual issues warrant such action, and may be significant.  In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.  Buying and selling securities involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

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CORE INVESTMENTS

The Subadviser has broad discretion in deciding in what to invest.  Unlike managers who attempt to limit risk by limiting their investment options, HCM will attempt to manage risk by alternating between investments in equity and fixed income securities, on the one hand, and defensive, cash positions on the other.  In general, the Fund’s dynamic asset allocation strategy gives the Subadviser unlimited freedom with regard to the Fund’s asset allocation and may result in the Fund investing in a broad range of equity securities of domestic and foreign companies with a wide range of market capitalizations, various market sectors and asset classes, as well as fixed income securities of varying types.

The Fund may invest in equity securities of domestic issuers, equity securities of foreign issuers, whether directly or indirectly through sponsored or unsponsored ADRs, ETFs, other investment companies and foreign currencies.  ADRs are equity securities traded on U.S. exchanges that evidence ownership of foreign equities.  ETFs are derivative securities whose value tracks a well-known securities index or basket of securities.  Additionally, the equity securities in which the Fund may invest may be of varying market capitalizations, and may include large-, medium- and small-capitalization companies.

The Fund may invest in fixed income securities directly or indirectly through ETFs, other investment companies and derivative instruments.  These fixed-income securities may have varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  The terms “investment grade” and “non-investment grade” refer to the credit quality of fixed-income securities as established by a recognized rating agency, such as S&P, Moody’s or Fitch.  Securities that are rated lower than investment grade, high yield securities or “junk bonds,” generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments.  The Fund may invest without limit in high yield securities.

The Fund may also make both “long” and “short” investments and may use derivative instruments.  Derivative instruments, including swaps, futures and options, enable the Fund to seek greater exposure to target investments than would be available by purchasing only traditional equity and fixed-income securities. The use of these derivative securities produces economically “leveraged” investment results.  Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.  On a daily basis, the Fund will hold U.S. government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

The Fund’s dynamic asset allocation strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.  To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers.

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PRINCIPAL RISK FACTORS

An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  The Advisers cannot guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund.  These and other risks are described below.

Advisers’ Investment Strategy Risk

The principal risk of investing in the Fund is that the Advisers’ dynamic asset allocation strategy will not be successful.  At any time, the Advisers will not know whether a particular signal is the start of a major or minor market move in either direction or if it will prove to be a false signal.  The Fund could be exposed to declining markets and/or could miss a market rise if the Advisers’ model does not correctly adjust to market movements.  As a result, there is no assurance that the Advisers’ dynamic asset allocation strategy will enable the Fund to be invested consistent with the major trends of the market or the Fund will achieve its investment objectives of capital appreciation.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive.  Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Credit Risk

The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. A Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes.  The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments.  The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy.  The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  In addition, the Funds may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

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Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”).  While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Fund may invest in instruments that attempt to track the price movement of underlying securities or indices.  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  Investments in derivatives may not correctly correlate with the price movements of the underlying index or instrument.  As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Emerging Markets Risk

Investments in emerging markets instruments involve all of the risks of investing in foreign instruments; however these risks are generally heightened because emerging markets are in the initial stages of industrialization and have lower per capita income.  Emerging markets are generally more volatile than the markets of developed countries with more mature economies.  Emerging markets often provide significantly higher or lower rates of return than developed markets and carry significantly more risks to investors.

Equity Securities Risk

The Fund may invest in publicly issued equity securities, including common stocks.  Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of common stocks in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

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High Portfolio Turnover Risk

The Fund’s dynamic asset allocation strategy gives the Subadviser unlimited freedom with regard to the Fund’s asset allocation and may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to the Fund’s shareholders from distributions to them of net gains realized on the sales.  The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

High-Yield Securities Risk

The Fund may invest in high-yield securities.  Investments in securities rated below investment grade or “junk bonds” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of the fund’s securities, the achievement of the fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Holding Cash Risk

One of the Fund’s strategies is to hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  This usually occurs when broad markets are declining rapidly.  The purpose of this strategy is to protect principal in falling markets.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and that the Fund will not be able to sell stocks quickly enough to avoid losses, or to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risks

Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.  In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Leverage Risk

The Fund may employ leveraged investment techniques.  Use of leverage can magnify the effects of changes in the value of the Fund and makes them more volatile.  The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.

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Non-Diversification Risk

The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities.  Since the Fund is non-diversified, its NAVs and total returns may fluctuate more or fall further in times of weaker markets than a diversified mutual fund.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk

The Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indices.  In general, when the Fund shorts securities, it borrows the securities from a broker and sells the borrowed securities.  The Fund is obligated to deliver to the broker securities that are identical to the securities sold short and will be subject to the risk of loss, which may be significant, in the event that the market value of the securities sold short plus related transaction costs exceeds the proceeds to the Fund from the short sale.  A short sale involves the theoretically unlimited risk of an increase in the market price of the security, basket of securities or index sold short, which, except in the case of a short sale “against the box,” would result in a theoretically unlimited loss.  As a consequence, the Fund will lose value if and when the price of particular securities, baskets of securities or indexes rise, a result that is the opposite from traditional equity mutual funds.  The holder of a short position is responsible for paying the dividends and interest accruing on the short position.  Because dividends and interest accruing on a short position is an expense to the Fund, the performance of the Fund may be adversely impacted by the cost of maintaining its short positions.

Small-Cap and Mid-Cap Companies Risk

The Fund is subject to the risks of investing in smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, services, markets, financial resources or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Swap Agreement Risk

The Fund may enter into swap agreements, which are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The risks associated with such agreements include the risk that the counterparty to a swap agreement may default.  If a counterparty defaults, the Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.  In addition, the Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

About Your Investment

SHARE PRICE OF THE FUND

A fund’s share price is known as its NAV.  The Fund’s share price is calculated after the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).  The value of the Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. Dollar may fluctuate on days that foreign markets are open but the Funds are not open for business.

All shareholder transaction orders received in good form by the Fund’s transfer agent or an authorized financial intermediary by the close of regular trading (generally 4:00 p.m. Eastern time) will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m. Eastern time will receive the next Business Day’s NAV.

Share price is calculated by dividing the Fund’s net assets by its shares outstanding. Each Fund generally values its assets on the basis of market quotations last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.  If such information is not available for a security held by the Fund, is determined to be unreliable or, (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency.  The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio.  The pricing service, its methodology or the threshold may change from time to time.  Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded.  Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Fund calculates its NAV.  Examples of Significant Events may include:  (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.  If such Significant Events occur, the Fund may value the instruments at fair value, taking into account such events when it calculates its NAV.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  In addition, the Fund may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures.

RULE 12b-1 FEES

The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which the Fund pays for distribution and services provided to Fund shareholders.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pursuant to the plan, the Fund may pay an annual Rule 12b-1 fee of up to 1.00% of the Service Class’ average daily net assets.  The Board of Trustees has currently authorized the Fund to pay Rule 12b-1 fees equal to 0.80% of the average daily net assets of the Service Class.  Under an agreement with the Fund, your Financial Advisor, including HCM, may receive these fees from the Fund.  In exchange, your Financial Advisor may provide a number of services, such as:

•           Placing your orders and issuing confirmations;

•           Providing investment advice, research and other advisory services;

•           Handling correspondence for individual accounts;

•           Acting as the sole shareholder of record for individual shareholders;

•           Issuing shareholder statements and reports; and

•           Executing daily investment “sweep” functions.

For more information on these and other services, you should speak directly to your Financial Advisor.  Your Financial Advisor may charge additional account fees for services beyond those specified above.

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HOW TO INVEST IN SHARES OF THE FUND

You may invest in the Fund through traditional investment accounts, IRAs (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans or other products available from your Financial Advisor.  Account Applications and descriptions of any service fees for retirement or other accounts are available from your Financial Advisor.  In addition, the Fund may allow for purchases through an Automatic Investment Plan.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment

The minimum initial and subsequent investments in the Fund are set forth below.

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$25,000	$100
Retirement Accounts	$25,000	$0

Rafferty may waive these minimum requirements at its discretion.  Contact your Financial Advisor for further information.

Good Form

Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds.  For a purchase request to be in good form, it must include: (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub.  An Account Application that is sent to the Fund’s transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.

Purchasing Shares Through Your Financial Advisor

You may purchase shares of the Fund through your Financial Advisor, who can help you complete the necessary paperwork, mail your Account Application to the Direxion Funds and place your order to purchase shares of the Fund.

Your Financial Advisor is responsible for placing orders promptly with the Fund and forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  Financial Advisors may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Each Financial Advisor also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction.  For more information about your Financial Advisor’s rules and procedures, you should contact your Financial Advisor directly.

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To Purchase Shares Through The Fund’s Transfer Agent

You may also purchase shares through the Fund’s transfer agent by using the following instructions:

By Mail

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “HCM Freedom Fund”) along with the completed Account Application to:

Regular Mail	Express/Overnight Mail
HCM Freedom Fund 106 Valerie Drive Lafayette, Louisiana 70508-6008	HCM Freedom Fund 106 Valerie Drive Lafayette, Louisiana 70508-6008

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

•
The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  In addition, to prevent check fraud, the Fund does not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

•	All purchases must be made in U.S. dollars through a U.S. bank.

•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by the Fund for any returned payment.

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Fund’s transfer agent will verify certain information from investors as part of the Fund’s anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

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By Bank Wire Transfer
Initial Investment – By Wire

•
If you are making an initial investment in the Fund, before you wire funds, please contact the Fund’s transfer agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery, or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments – By Wire

Before sending your wire, please contact the Fund’s transfer agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Direxion Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) — Service Class

•	Your bank may charge a fee for such services.

•
Wired funds must be received prior to the close of regular trading (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are responsible for the consequences of delays from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan:

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial minimum investment of $10,000, you authorize the Funds to withdraw the amount you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum monthly investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application or call the Funds at (800) 851-0511.  In order to participate in the AIP, your bank or financial institution must be a member of the Automated Clearing House (“ACH”) network. The Funds may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Funds’ transfer agent by telephone or in writing, five days prior to the effective date of the next transaction.  A fee, currently $25, will be imposed if your AIP transaction is returned.

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HOW TO SELL SHARES OF THE FUND

Selling Shares Purchased Through Your Financial Advisor

If your shares of the Fund were purchased through your Financial Advisor, initiate your sales order by contacting your Financial Advisor.  Payment is normally directed to your account with your Financial Advisor.

Your Financial Advisor is responsible for placing orders promptly with the Fund.  Financial Advisors may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Each Financial Advisor also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period and may have earlier cut-off times for processing your transaction.  For more information about your Financial Advisor’s rules and procedures, you should contact your Financial Advisor directly.

Selling Shares Purchased Through The Fund’s Transfer Agent

If your shares of the Fund were purchased through the Fund’s transfer agent, initiate your sales order by using the following instructions:

Generally

•	You may sell all or part of your investment in the Fund at the next determined NAV after we receive your order.

•	Redemption proceeds from any sales of shares will normally be sent within seven days from the time the Fund receives your request in good order.

•
For investments that have been made by check, payment on sales requests may be delayed until the Fund’s transfer agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 calendar days.

•	Your proceeds will be sent via check, wire or electronic funds transfer through the ACH network using the address or bank listed on the transfer agent’s records.

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

•
The Fund also offers a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs.  For more information on this option, please contact the Fund at (800) 851-0511.

By Telephone or By Mail

•	Call or write the Fund (see the address and telephone number above).

•
You may sell shares of the Fund by telephone unless you declined telephone redemption privileges on your Account Application.  If you previously declined telephone redemption privileges, you may request telephone redemption privileges by sending a written request to the Fund’s transfer agent with you signature guaranteed.  If you have questions, please contact the Fund at (800) 851-0511.

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•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, the Fund and its number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $100,000.

By Wire Transfer

•	Call the Direxion Funds.

•	Provide your name, account number, the Fund and its number, percentage or dollar value of shares to sell.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests.  This fee is in addition to any fees that may be imposed by your bank.

•	Your proceeds will be wired only to the bank listed on the Fund’s transfer agent’s records.

ACCOUNT AND TRANSACTION POLICIES

Order Policies

There are certain times when you may be unable to sell shares of the Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Fund cannot determine the value of its assets or sell its holdings.  The Fund reserves the right to reject any purchase order or suspend offering of its shares.  Generally, the Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Fund of such trade or trades by the close of regular trading (generally 4:00 p.m. Eastern time).  In particular, financial intermediaries that transact in shares of the Fund through the Fundserv must, in many cases, notify the Fund of trades before placing them in the Fundserv system.  In the event that a financial intermediary transacts in shares of the Fund through the Fundserv system without notifying the Fund of such trades in advance, such transaction may be deemed not to have been received in good order.  In practice, this means that a confirmation from a financial intermediary is not binding on the Fund.  In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Fund shall have the right to a return of proceeds.  Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next business day.  Please contact your financial intermediary to determine how it processes transactions in shares of the Fund.

Telephone Transactions

For your protection, the Fund may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information.  We also may record the conversation for accuracy.  During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.  In addition, once a telephone transaction has been placed, it cannot be canceled or modified.

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Signature Guarantees

In certain instances when you sell shares of the Fund, we will need your signature guaranteed.  Signature guarantees may be available at your bank, stockbroker or a national securities exchange.  Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	Redemption proceeds are payable and sent to any person, address or bank account other than the one listed on record with the Fund;

•	The sale is greater than $100,000;

•	You are establishing or modifying certain services on an account; or

•	There are other unusual situations as determined by the Fund’s transfer agent.

Low Balance Accounts

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Fund.  We will inform you in writing 30 days prior to selling your shares.  If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds.  We will not sell your shares if your account value falls due to market fluctuations.

Redemption In-Kind

The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio.  It is not expected that the Fund would do so except in unusual circumstances.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Excessive Trading

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders.  The Board of Trustees has adopted a policy regarding excessive trading.  The Fund’s Subadviser generally initiates transactions in shares of the Fund.  As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  As approved by the Board of Trustees, these techniques may change from time to time as determined by the Fund in their sole discretion.

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In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive.  The Fund further reserves the right to refuse purchase requests from an account that the Fund has identified as engaging in abusive trading practices or any individuals or groups who, in the Fund’s view, are likely to engage in market timing or excessive trading.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Electronic Delivery of Reports

Direxion Fund shareholders can save paper by electing to receive their account documents by e-mail in place of paper copies.  You may choose electronic delivery for Prospectuses, supplements, Annual and Semi-Annual Reports.  To enroll in E-Delivery you can opt-in when completing a direct account application with Direxion Funds.  You can also register, cancel, change your e-mail address or change your consent options by logging onto www.direxionfunds.com/edelivery.com.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

additional information

MANAGEMENT OF THE FUND

Rafferty Asset Management, LLC (“Rafferty”) provides investment services to the Fund.  Rafferty has been managing mutual funds since June 1997.  Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.  As of September 30, 2010, the Adviser had approximately $7.9 billion in assets under management.

Under an investment advisory agreement (“Advisory Agreement”) between the Fund and Rafferty, the Fund pays Rafferty fees at an annualized rate of 1.00% of its average daily net assets. For the fiscal year ended August 31, 2010, the Adviser received net management fees as a percentage of average daily net assets of 1.00% from the Fund.

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Rafferty has retained HCM to serve as Subadviser to the Fund under an investment subadvisory agreement (“Subadvisory Agreement”).  HCM is located at 106 Valerie Drive, Lafayette, LA 70508.  HCM was established in 1989 as a registered investment advisor under the Investment Advisors Act of 1940.  HCM has managed private accounts using a risk-adjusted investment strategy similar to the Fund’s.

A discussion regarding the basis on which the Board of Trustees approved the Advisory Agreement and Subadvisory Agreement is included in the Fund’s Annual Report to shareholders for the period ended August 31, 2010.

HCM manages the Fund’s assets under the supervision of Rafferty.  Under the Subadvisory Agreement, HCM is responsible for the day-to-day decision making on behalf of the Fund and directs the allocation of Fund assets among various investment vehicles selected by HCM.  Rafferty implements HCM’s allocation decisions for the Fund by placing all brokerage orders for the purchase and sale of those securities.

Dexter P. Lyons has served as the Fund’s Portfolio Manager since 2004 and is responsible for managing the assets of the Fund.  Mr. Lyons has a B.S. in Business Administration (1990) from the University of Louisiana-Lafayette, Lafayette, Louisiana.  He has been a principal of HCM since December 1990.  Mr. Lyons has also been the sole owner of Lyons Capital Management, Inc., an administrative services firm, since January 1997.

The Fund’s SAI provides additional information about Mr. Lyons’ compensation and his ownership of securities in the Fund.  Mr. Lyons does not manage any accounts other than Fund.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports are available by contacting the Direxion Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions

The Fund distributes dividends from its net investment income, and any realized net capital gains, at least annually, though the Fund may make distributions more frequently.

Net investment income generally consists of interest income and dividends received on investments, less expenses.  The Fund realizes capital gains when it sells its portfolio assets for a profit.  The tax consequences will vary depending on how long the Fund held the assets that were sold, not how long you held your Fund shares.  Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income).  Gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates (a maximum of 15% for individual shareholders).  The Fund does not seek to provide distributions of long-term capital gains.

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Dividends and capital gain distributions (collectively, “distributions”) will be reinvested in additional Fund shares automatically at NAV unless you request otherwise in writing.  Normally, distributions are taxable to shareholders per share received in cash or reinvested.  If you elect to receive distributions from the Fund by check and the U.S. Postal Service cannot deliver the check or the check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Taxes

The following table illustrates the potential tax consequences for taxable accounts:

Type of Transaction	Tax Status*
Dividend (other than “qualified dividend income” (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*Tax consequences for tax-deferred retirement accounts (such as IRAs) or non-taxable shareholders may be different.  You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends the Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid.  The Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares.  These special rules generally apply to taxable years beginning before January 1, 2011.

If you are a non-retirement account shareholder of the Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions.  Normally, distributions are taxable in the year you receive them.  However, any distributions declared in the last three months of a calendar year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of the Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all dividends and other distributions and sale proceeds payable to you.  If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your distributions.  Any tax withheld may be applied against your tax liability when you file your tax return.

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MASTER/FEEDER OPTION

The Fund may in the future operate under a master/feeder structure.  This means that the Fund would be a “feeder” fund that attempts to meet its objective by investing all its investable assets in a “master” fund with the same investment objective.  The “master” fund would purchase securities for investment.  It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Fund.  If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Fund without seeking shareholder approval.  However, the Trustees’ approval will be given only if the investments in the master fund(s) is (are) in the best interests of the Fund and its shareholders.  In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies.  You also will receive a 30-day notice prior to the implementation of the master/feeder structure for your fund.

INDEX DESCRIPTION

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.  Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect the expenses of the Fund.

The Standard & Poor’s 500® Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.  The performance of the index does not reflect deductions for fees, expenses or taxes.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class shares of the HCM Freedom Fund outstanding for the periods indicated.  The information shown below was audited by [   ], whose report, along with the Fund’s financial statements, are included in the Annual Report, which is available upon request.  Certain information reflects financial results for a single Service Class share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

[Insert Financial Highlights HCM 8.10]

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The Direxion Funds

P R O S P E C T U S December [  ], 2010
33 Whitehall Street, 10th Floor                                                      New York, New York 10004                                                      (800) 851-0511

HCM Freedom Fund

More Information on The Direxion Funds

Statement of Additional Information (“SAI”):

The Fund’s SAI contains more information on the Fund and their investment policies.  The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus).  A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Fund’s reports provide additional information on its investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Fund’s performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	HCM Freedom Fund
106 Valerie Drive
Lafayette, Louisiana 70508-6008

Call:	(800) 851-0511

By Internet:	www.direxionfunds.com

These documents and other information about the Fund can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243

DIREXION FUNDS

HCM Freedom Fund
Service Class (HCMFX)

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

www.direxionfunds.com

The Direxion Funds (the “Trust”) is a management investment company, or mutual fund that offers shares of a variety of investment portfolios to the public.  This Statement of Additional Information (“SAI”) relates to the Service Class of the HCM Freedom Fund (the “Fund”).

This SAI dated December [  ], 2010 is not a prospectus.  It should be read in conjunction with the Fund’s Prospectus dated December [  ], 2010.  This SAI is incorporated herein by reference into the Fund’s Prospectus.  In other words, it is legally part of the Fund’s Prospectus.

To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number above.

Dated:  December [  ], 2010

Page

THE DIREXION FUNDS	1

CLASSIFICATION OF THE FUND	1

INVESTMENT POLICIES AND TECHNIQUES	1

American Depositary Receipts (“ADRs”)	2
Asset-Backed Securities	2
Bank Obligations	2
Corporate Debt Securities	3
Equity Securities	4
Foreign Securities	5
Illiquid Investments and Restricted Securities	5
Indexed Securities	6
Junk Bonds	7
Mortgage-Backed Securities	7
Options, Futures and Other Derivative Strategies	9
Other Investment Companies	14
Repurchase Agreements	14
Short Sales	15
Swap Agreements	15
U.S. Government Securities	16
Zero-Coupon Securities	17
Other Investment Risks and Practices	18

INVESTMENT RESTRICTIONS	19

PORTFOLIO TRANSACTIONS AND BROKERAGE	20

PORTFOLIO HOLDINGS INFORMATION	21

MANAGEMENT OF THE TRUST	22

The Board of Trustees	22
Risk Oversight	22
Board Structure and Related Matters	23
Board Committees	26
Principal Officers of the Trust	26
Principal Shareholders, Control Persons and Management Ownership	29
Investment Adviser and Subadviser	29
Portfolio Manager	31
Proxy Voting Policies and Procedures	31
Fund Administrator, Fund Accountant, Transfer Agent and Custodian	32
Distributor	32
Distribution Plan	32
Independent Registered Public Accounting Firm	33

DETERMINATION OF NET ASSET VALUE	33

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REDEMPTIONS	35

Redemption In-Kind	35
Redemptions by Telephone	35
Receiving Payment	35
Anti-Money Laundering	36

SHAREHOLDER INFORMATION	36

Shareholder Information	36

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	36

Dividends and Other Distributions	36
Taxes	36

FINANCIAL STATEMENTS	39

APPENDIX A	A-1

APPENDIX B	B-1

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THE DIREXION FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust currently consists of numerous separate series, one of which is currently offered in this SAI.  This SAI relates only to the HCM Freedom Fund (the “Fund”).  Effective April 28, 2006, the trust changed its name to the Direxion Funds.  Prior to that date, the Trust was known as the Potomac Funds.

The Fund currently offers a single class of shares, the Service Class.  Service Class shares are made available through investment advisers, banks, trust companies or other authorized representatives without a sales charge but are subject to a distribution and service fee.

CLASSIFICATION OF THE FUND

The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.  The Fund is considered “non-diversified” because a relatively high percentage of their assets may be invested in the securities of a limited number of issuers.  To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Fund’s classification as a “non-diversified” investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  The Fund, however, intends to meet certain diversification standards at the end of each quarter of their taxable year.

INVESTMENT POLICIES AND TECHNIQUES

The Fund may engage in the investment strategies discussed below.  There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of its objectives.

This section provides a detailed description of the securities in which the Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Fund.

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American Depositary Receipts (“ADRs”)

The Fund may invest in ADRs and sell ADRs short.  ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation.  ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange).  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.  ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected.  Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.  For investment purposes, ADRs are not considered to be foreign securities by the Fund.

Asset-Backed Securities

The Fund may invest in of asset-backed securities of any rating or maturity to a limited extent.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments.  The Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).  The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less.  Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund’s ability to resell when it deems advisable to do so.

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Bankers’ Acceptances.  Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods.  They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.”  The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”).  The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $250,000 per deposit.  The interest on such deposits may not be insured to the extent this limit is exceeded.  Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $250,000 or more without regard to the interest rate ceilings on other deposits.  To remain fully insured, these investments must be limited to $250,000 per insured bank or savings and loan association.

Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.  The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services©, Inc. (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

The Fund may invest in investment grade corporate debt securities.  Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  See Appendix A for a description of corporate bond ratings.  The Fund may also invest in unrated debt securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

3

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that an investor could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

Common Stocks. The Fund may invest in common stocks.  Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities.  The Fund may invest in convertible securities.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  When investing in convertible securities, the Fund may invest in the lowest credit rating category.

Preferred Stock. The Fund may invest in preferred stock.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.  When investing in preferred stocks, the Fund may invest in the lowest credit rating category.

Warrants and Rights.  The Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

4

Foreign Securities

The Fund may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.  In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of an investor, political or financial instability or diplomatic and other developments that could affect such investments.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

The Fund may purchase and hold illiquid investments.  The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC, the Fund’s investment adviser (“Rafferty” or “Adviser”) has determined under Board-approved guidelines are liquid.  The Fund does not currently anticipate investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments.  Investments currently considered to be illiquid include:  (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions.  The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund may not be able to sell illiquid investments when Rafferty or Horizon Capital Management (“HCM” or “Subadviser”) considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid.  (Collectively, Rafferty and HCM are referred to herein as “Advisers” in certain circumstances.)  In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid.  Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

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Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

The Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.  See “Illiquid Investments and Restricted Securities” above.

The Fund may invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”).  SPDRs® represent ownership in the SPDR Trust Series 1, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500® Index”) and whose shares trade on the American Stock Exchange (“AMEX”).  The value of SPDRs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  The market price of SPDRs®, however, may not be equivalent to the pro rata value of the S&P 500® Index.  SPDRs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

The Fund may invest in DIAMONDS®.  DIAMONDS represent an investment in a unit investment trust (“DIAMONDS Trust”) that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial Average® (“DJIA®”).  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA®.  The DIAMONDS Trust’s shares trade on the AMEX.  An investment in DIAMONDS® is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline.  Although DIAMONDS® are designed to provide investment results that generally correspond to the price and yield performance of the DJIA®, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA® because of trust expenses and other factors.

The Fund may invest in NASDAQ-100 Index® Tracking Stock, often referred to as QQQQs®.  QQQQs® represent ownership in the NASDAQ-100® Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the NASDAQ-100 Index® (NASDAQ-100®”) and whose shares trade on the AMEX.  The value of the QQQQs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  The market price of QQQQs®, however, may not be equivalent to the pro rata value of the NASDAQ-100®.  QQQQs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

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Investments in SPDRs®, DIAMONDS® and QQQQs® are considered investments in other investment companies discussed below.

The Fund may invest, instead of or in addition to these indexed securities, in shares of alternate ETFs tracking the same market indices or other market indices within the same general market.

Junk Bonds

The Fund may invest in lower-rated debt securities of any maturity, often called “junk bonds.”

“Junk Bonds,” generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion.  At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Mortgage-Backed Securities

The Fund may invest to a limited extent in mortgage-backed securities.  A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae©” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac©” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.  FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgaged backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees.  The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

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Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.  The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”).  Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.  The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  The Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Fund will only invest in SMBS whose mortgage assets are U.S. government obligations.  A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk.  Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield.  Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower.  Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise.  Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.  Market risk reflects the risk that the price of a security may fluctuate over time.  The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue.  In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.  Credit risk reflects the risk that an investor may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations.  Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

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Options, Futures and Other Derivative Strategies

General.  The Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Dividends, Other Distributions and Taxes.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to the registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisers may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Advisers may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)    Successful use of most Financial Instruments depends upon the Advisers’ ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Advisers may still not result in a successful transaction.  The Advisers may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in a strategy being unsuccessful.

(2)    Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

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(3)    As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4)    Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

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Risks of Options on Indices.  If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If the Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

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Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant.  When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  A Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  The Fund may purchase and write options in combination with each other.  For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Other Investment Companies

The Fund may invest in securities of other investment companies.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Fund currently intends to limit its investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities.  Repurchase agreements generally are for a short period of time, usually less than a week.  Under a repurchase agreement, the Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period.  While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year.  Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.  The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.  See “Illiquid Investments and Restricted Securities” above.

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The Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement.  In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security.  If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Short Sales

The Fund may engage in short sale transactions under which it sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed stock, the Fund will:  (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover the Fund’s short position.

Swap Agreements

The Fund may enter into swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act.  The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

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Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations.  The Fund will not enter into any swap agreement unless Rafferty or the Subadviser believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where Rafferty or the Subadviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years).  All such Treasury securities are backed by the full faith and credit of the United States.

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Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  Others, such as securities issued by the Federal National Mortgage Association (“Fannie Mae©”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), are supported only by the credit of the corporation.  In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments.  The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so.  A fund will invest in securities of such instrumentalities only when the Adviser is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

On September 7, 2008, Fannie Mae© and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae© and Freddie Mac’s© assets and property and putting Fannie Mae© and Freddie Mac© in a sound and solvent condition.  Under the conservatorship, the management of Fannie Mae© and Freddie Mac was replaced.  Additionally, the U.S. Treasury reported that Fannie Mae© and Freddie Mac© are expected to gradually reduce their mortgage-backed security portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship.  First, the U.S. Treasury and FHFA have established the Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury received senior preferred equity shares and warrants to ensure that Fannie Mae and Freddie Mac© maintained a positive net worth.  Fannie Mae© and Freddie Mac’s© common and preferred shareholders will bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a new secured lending credit facility made available to Fannie Mae© and Freddie Mac© to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009.  Also, the U.S. Treasury initiated a program to purchase Fannie Mae© and Freddie Mac© mortgage-backed securities through December 31, 2009, to aid mortgage affordability. No assurance can be given that the initiatives disclosed above will be successful or will continue.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in the market interest rates.  An increase in interest rates, therefore, generally would reduce the market value of the Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Zero-Coupon Securities

The Fund may invest in zero-coupon bonds of any rating or maturity.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the Fund may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

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Other Investment Risks and Practices

Borrowing.  The Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Leverage will magnify changes in the Fund’s NAV and on its investments.  Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.

The Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, the Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets.  This borrowing is not subject to the foregoing 300% asset coverage requirement.  The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities.  The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions.  Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing any combination of short-term government securities and cash as collateral with the Fund.  The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily.  While the Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized.  The Fund may invest the interest received and the collateral, thereby earning additional income.  Loans would be subject to termination by the lending Fund on four business days’ notice or by the borrower on one-day notice.  Borrowed securities must be returned when the loan is terminated.  Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and the Fund’s shareholders.  A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan.  The Fund currently has no intention of lending its portfolio securities.

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Portfolio Turnover.  The Trust anticipates that the Fund will have very high portfolio turnover due to the active management of its portfolio.  The Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate.  Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year.  In any given period, all of the Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero.  However, the Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to the Fund’s shareholders from the Fund’s distributions of the increase capital gains recognized as a result of that trading.  The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s after-tax performance.

INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of the Fund, has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund.  Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Fund shall not:

1.    Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.           Underwrite securities of any other issuer.

3.           Purchase, hold, or deal in real estate or oil and gas interests.

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4.           Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Fund may make short sales of securities.

5.           Pledge, mortgage, or hypothecate the Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6.           Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7.           Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8.           Concentrate its investments in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  The SEC staff has taken the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its net assets are invested in issuers within the same industry.

The Fund had adopted the following fundamental investment policy that enables it to invest in another investment company or series thereof:

Not withstanding any other limitation, the Fund may invest all of its investable assets in an open end management investment company with the same limitations as the Fund.  For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Subadviser, as applicable, are responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any.  Rafferty expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.  There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty and/or the Subadviser.

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In effecting portfolio transactions for the Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available.  With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Fund or Rafferty.  Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.  The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund, Rafferty and/or the Subadviser, as applicable, from obtaining a high quality of brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Subadviser may use research and services provided to it by brokers in servicing the Fund; however, not all such services may be used by Rafferty and/or the Subadviser in connection with the Fund.  While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Subadviser, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by the Fund or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals.  Such transactions are made on a net basis and do not involve payment of brokerage commissions.  The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commissions paid by the Fund for the following fiscal years are shown in the table below.

HCM Freedom Fund	Brokerage Fees Paid
Fiscal Year Ended August 31, 2010	$[ ]
Fiscal Year Ended August 31, 2009	$60,981
Fiscal Year Ended August 31, 2008	$157,162

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Fund’s portfolio investments to ensure that such disclosure is in the best interests of the Fund’s shareholders.  In adopting the policies, the Board considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Fund.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

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From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund.  Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics.  The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing the complete portfolio holdings information, the Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days.  In addition, the Fund’s President or Chief Compliance Officer may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information.  The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

In addition, the Fund’s service providers, such as custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to the Fund.  In no event shall the Advisers, their affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Fund’s shareholders and Rafferty, the Subadviser, the distributor and their affiliates or employees and any affiliated person of the Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts, as well as the stated policies of the Fund.  The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Fund based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from Rafferty, U.S. Bancorp Fund Services, LLC (“USBFS”) and Alaric Compliance Services, LLC (“Alaric”), and the Trust’s Chief Compliance Officer (“CCO”).  The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund.  Rafferty, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management for the Fund.  The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

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The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Fund.  In addition, under the general oversight of the Board, Rafferty and other service providers to the Fund have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Fund.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons.  The CCO and senior officers of Rafferty, USBFS and Alaric regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from Rafferty and USBFS with respect to the Fund’s investments.  In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, USBFS, Alaric or the CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the CCO regarding the effectiveness of the Fund’s compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from Rafferty in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

The CCO also reports regularly to the Audit Committee on Fund valuation matters.  In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Fund’s compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board.  The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee.  For example, the Audit Committee is responsible for specific matters related to oversight of the Fund’s independent auditors, subject to approval of the Audit Committee’s recommendations by the Board.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Fund, the number of Funds overseen by the Board, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 1 portfolio within the Direxion Insurance Trust, 32 portfolios within the Direxion Funds Trust and 102 portfolios within Direxion Shares ETF Trust.  The same persons who constitute the Board also constitute the board of trustees of the Direxion Funds.  In addition, the Independent Trustees constitute three-quarters of the board of trustees of the Direxion Shares ETF Trust.

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The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2009.  Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Shares ETF Trust, the other registered investment companies in the Direxion mutual fund complex.  In addition, Mr. Rafferty serves on the Board of the Direxion Funds.  Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	135	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

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Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	135	Trustee, The Opening Word Program, Wyandanch, New York
Gerald E. Shanley III Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	135	None
John Weisser Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	135
Director, MainStay VP Fund Series (20 Funds), The MainStay Funds (14 Funds), The MainStay Funds Trust (4 Funds); Director ICAP Funds, Inc (4 Funds); Director, Eclipse Funds, Inc. (21 Funds), Eclipse Funds (2 Funds)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.
(2)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Daniel J. Byrne:  Mr. Byrne has extensive financial services and business experience as an executive at a securities broker-dealer firm, a partner in a hedge fund, and president and chief executive officer of a private corporation.  He has served as a director of a civic organization.  He also has multiple years of service as a Trustee.

Lawrence C. Rafferty:  Mr. Rafferty has extensive experience in financial services businesses, including as chairman and chief executive officer of Rafferty.  He has served on the boards of both a private university and a childcare agency.  He also has multiple years of service as a Trustee.

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Gerald E. Shanley III:  Mr. Shanley has audit experience and spent ten years in the tax practice of an international public accounting firm.  He is a certified public accountant and has a JD degree.  He has extensive business experience as the president of a closely held manufacturing company, a director of several closely held companies, a business and tax consultant and a trustee of a private investment trust.  He has served on the boards of several charitable and not for profit organizations.  He also has multiple years of service as a Trustee.

John Weisser:  Mr. Weisser has extensive experience in the investment management business, including as managing director of an investment bank and a director of other registered investment companies.  He also has multiple years of service as a Trustee.

Board Committees

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent-registered public accounting firm of the results of audits; and addressing any other matters regarding audits.  The Audit Committee met [   ] times during the Fund’s most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board.  The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues.  The Nominating Committee also evaluates and nominates Board member candidates.  The Nominating Committee will consider nominees recommended by shareholders.  Such recommendations should be in writing and addressed to the Fund with attention to the Nominating Committee Chair.  The recommendations must include the following preliminary information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee [did not meet] during the Trust’s most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.  The Qualified Legal Compliance Committee [did not meet] during the most recent fiscal year.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 42	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	N/A
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006
William Franca Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A
Christopher Lewis Age: 40	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009– present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A
Patrick J. Rudnick 777 East. Wisconsin Avenue Milwaukee, WI 53202 Age: 37	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee
Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 37	Secretary	One Year; Since 2004
Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since September 2007; Chief Financial Officer, USBFS, since April 2006; Vice President, USBFS, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

			N/A	N/A
(1)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

The following table shows the amount of equity securities in the Fund and the Direxion Family of Investment Companies owned by the Trustees as of the calendar year ended December 31, 2009:

Dollar Range of Equity Securities Owned:	Interested Trustees:	Disinterested Trustees:
	Lawrence C. Rafferty	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
HCM Freedom Fund	$0	$0	$0	$0
Aggregate Dollar Range of Equity Securities in the Direxion Complex(1)	$0	$10,001 - $50,000	$0	$0
(1)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.  However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust.  The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended August 31, 2010.

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Name of Person, Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0
Disinterested Trustees
Daniel J. Byrne	$[ ]	$[ ]	$[ ]	$[ ]
Gerald E. Shanley III	$[ ]	$[ ]	$[ ]	$[ ]
John Weisser	$[ ]	$[ ]	$[ ]	$[ ]

(1)	For the fiscal year ended August 31, 2010, trustees’ fees and expenses in the amount of $[ ] were incurred by the Trust.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of a fund’s outstanding shares.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a fund.  As of December 1, 2010, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

HCM Freedom Fund – Service Class

Name and Address	Parent Company	Jurisdiction	% Ownership
[ ]	[ ]	[ ]	[ ]%

[In addition, as of December 1, 2010, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.]

Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Fund.  Rafferty was organized as a New York limited liability corporation in June 1997.  Lawrence C. Rafferty controls Rafferty and Rafferty Capital Markets, LLC. through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement between the Trust, on behalf of the Fund, and Rafferty (“Advisory Agreement”), Rafferty provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees.  Rafferty bears all costs associated with providing these advisory services.  The Trust bears all other expenses that are not assumed by Rafferty.  The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Fund may be a party.  The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

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Pursuant to the Advisory Agreement, the Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.  Prior to July 1, 2009, the Fund was responsible for its own operating expenses and Rafferty voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding, as applicable, among other expenses, front-end or contingent deferred sales loads, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation) to the extent that the Fund’s Total Annual Fund Operating Expenses exceeded 2.45% of average daily net assets for the period ended July 1, 2009.  If overall expenses fell below this percentage limitation, then the Fund may reimburse Rafferty within the following three years.

Effective July 1, 2009, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

The table below shows the amount of advisory fees incurred by the Fund and the amount of fees waived and/or reimbursed by Rafferty for the following fiscal years.

HCM Freedom Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Advisor	Net Fees Paid to Advisor
Fiscal Year Ended August 31, 2010	$[ ]	$[ ]	$[ ]
Fiscal Year Ended August 31, 2009	$246,309	$0	$246,309(1)
Fiscal Year Ended August 31, 2008	$285,224	$14,325	$270,899
(1)	For the fiscal year ended August 31, 2009, the Advisor recouped $13,020 in expenses that were previously waived and/or reimbursed.

The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act.  The Advisory Agreement continues in force for an initial period of two years after the date of its approval.  The Advisory Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund.  The Advisory Agreement automatically terminates on assignment and is terminable on 60-day written notice either by the Trust or Rafferty.

Under an Investment Subadvisory Agreement (“Subadvisory Agreement”) between Rafferty and HCM, 106 Valerie Drive, Lafayette, LA 70508, HCM, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Fund for a fee payable by Rafferty.  A portfolio manager from HCM will manage the Fund’s assets, under the supervision of Rafferty.  Under the Subadvisory Agreement, a portfolio manager from HCM is responsible for the day-to-day decision making on behalf of the Fund and will direct, through Rafferty, the allocation of Fund assets among various baskets of securities, created by HCM.  Then, Rafferty will implement HCM’s investment decisions for the Fund by placing all brokerage orders for the purchase and sale of those securities.  For the investment subadvisory services provided to the Fund, out of its advisory fee, Rafferty will pay HCM 0.60% of the Fund’s average daily net assets computed and paid monthly.

The Subadvisory Agreement was initially approved by the Board (including all of the Trustees who are not “interested persons” of Rafferty or HCM, as defined under the 1940 Act) and the shareholders of the Fund, in compliance with the 1940 Act.  The Subadvisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty, HCM or the Trust; and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund.  The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than a 60-day written notice by Rafferty or the Trust, or a 90-day written notice by HCM.  Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of HCM upon termination of the Subadvisory Agreement.

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Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon them by their agreements with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

HCM shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty, HCM and the distributor have adopted Codes of Ethics (“Codes”).  These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.

Portfolio Manager

Dexter P. Lyons is co-owner of Horizon Capital Management, Inc. and serves as portfolio manager for the Fund.  As of August 31, 2010, Mr. Lyons’ does not manage any accounts other than the HCM Freedom Fund.

Because Mr. Lyons does not manage any accounts other than the Fund, HCM has not identified any material conflicts associated with the management of the Fund.

As of August 31, 2010, the Mr. Lyons’ compensation was paid by HCM and not the Fund.  For his compensation as portfolio manager of the Fund, Mr. Lyons receives a fixed-salary that is based on industry standards, in addition to receiving a portion of any firm profit as a co-owner of HCM.  Along with all employees of HCM, Mr. Lyons participates in HCM’s SEP-IRA plan in which HCM makes equal contributions for all employees, subject to the limits allowed by law.

Mr. Lyon’s beneficially owned over $1 million of securities in the Fund as of August 31, 2010.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Fund as part of its investment advisory services, subject to the supervision and oversight of the Board.  The Proxy Voting Policies of Rafferty are attached as Appendix B.Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.

More Information.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

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Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Fund.  U.S. Bank, N.A., Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53202, an affiliate of the Administrator, provides custodian services to the Fund.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services).  As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.045% on net assets and a $5,000 minimum fee per fund.  The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of administrative and management service fees incurred by the Fund to the Administrator for the fiscal years shown.

HCM Freedom Fund	Fees paid to the Administrator
Fiscal Year Ended August 31, 2010	$[ ]
Fiscal Year Ended August 31, 2009	$8,073
Fiscal Year Ended August 31, 2008	$13,117

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports.  For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.03% and a $10,000 minimum fee of per fund.  The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank, N.A. serves as the custodian of the Fund’s assets.  Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Fund’s portfolios.  The Custodian receives an annual fee based on the Trust’s total average daily net assets of 0.0225% and a $1,000 minimum fee per fund.  The Custodian also is entitled to certain out-of-pocket expenses.  U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which the Fund may invest.  In recognition of this revenue, the Fund has received credits and may receive credits in future years from U.S. Bank N.A. and/or its affiliates for fees otherwise payable by the Fund.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Fund’s shares.  The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares.  For the fiscal year ended August 31, 2010, the Distributor received $[  ] as compensation from Rafferty for distribution services for the Trust with respect to other series of the Trust.  Mr. Rafferty is an affiliated person of the distributor.

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule.  The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Service Class Shares of the Fund pursuant to which the Fund may pay certain expenses incurred in the distribution of the Service Class Shares and the servicing and maintenance of existing shareholder accounts.  Pursuant to the Plan, the Fund may pay Rule 12b-1 fees up to 1.00% of its average daily net assets.  The Direxion Board of Trustees has authorized the Fund to pay Rule 12b-1 fees equal to 0.80% of the average daily net assets of the Service Class.  Under an agreement with the Fund, your Financial Advisor may receive those fees from the Fund.  In exchange, your Financial Advisor may provide a number of services as described in the Prospectus.

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The Plan was approved by the Trustees, including the Independent Trustees of the Fund.  In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.  The Trustees will review quarterly and annually a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.  The Distributor, as the Fund’s principal underwriter, Rafferty and the Subadviser may have a direct or indirect financial interest in the Plan or any related agreement.

The 12b-1 fee incurred by the Fund for the fiscal year ended August 31, 2010 was $[   ].  The table below shows the allocation of such 12b-1 fees paid by the Fund for the last fiscal year.

	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing Expenses
HCM Freedom Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Independent Registered Public Accounting Firm

[   ], is the independent registered public accounting firm for the Trust.  The Financial Statements of the Fund for the fiscal year ended August 31, 2010 have been audited by [   ] and are incorporated by reference herein, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business (“Business Day”).  The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued.  If no sale is reported at that time, the mean of the last bid and asked prices is used.  Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each Business Day.  The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer.

If, on a particular day, an exchange-traded security does not trade, then the mean between the closing bid and asked prices will be used.  All equity securities that are not traded on a listed exchange held by a Fund will be valued at the last sales price in the OTC market, or, if no sales price is reported, the mean of the last bid and asked price is used.  Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.  For purposes of determining NAV per share of the Fund, exchange-traded options and options on futures are valued at the composite price using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest asked price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on exchanges where the options are traded.  If there are no trades for the option on a given business day, the composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at the mean between the last bid and asked quotations.

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The prices of futures contracts are valued either at the settlement prices established each day on the exchange on which they are traded if the settlement price reflects trading prior to the close of regular trading or at the last sales price prior to the close of regular trading if the settlement prices established by the exchange reflects trading after the close of regular trading.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service or reporting agency.

Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.  Other debt securities (including credit default swaps) are valued by using either the closing bid and ask prices provided by the Fund’s pricing service or the mean between the closing bid and ask prices provided by brokers that make markets in such instruments, or if such prices are unavailable, by a pricing matrix method. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust.  The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations.  The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.

For purposes of calculating its daily NAV, the Fund typically reflects changes in its holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”).  However, the Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions.  Such redemptions can result in an adverse impact on the Fund’s NAV when there is a disparity between the trade price and the closing price of the security.  Thus, the Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.

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REDEMPTIONS

Redemption In-Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Fund to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund’s NAV, whichever is less.  Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders.  In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines NAV.  The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.  A redemption in-kind is not as liquid as a cash redemption.  If a redemption is made in-kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.  Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in-kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares of the Fund by telephone.  When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss.  In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.  To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following the Fund’s receipt of your request (if received in good order as described below) for redemption.  For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days).  To avoid redemption delays, purchases may be made by direct wire transfers.

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account; and

•
The signatures on any written redemption request in excess of $100,000 have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges.  Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as Transfer Agent, under its current signature guarantee program.

35

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets or disposal of the Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.

Anti-Money Laundering

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Fund’s Customer Identification Program, the Fund’s transfer agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

SHAREHOLDER INFORMATION

Shareholder Information

Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote.  Each class of the Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote.  Share voting rights are not cumulative, and shares have no preemptive or conversion rights.  Shares are not transferable.  As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings.  Shareholder approval will be sought only for certain changes in a Trust’s or the Fund’s operation and for the election of Trustees under certain circumstances.  Trustees may be removed by the Trustees or by shareholders at a special meeting.  A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Dividends from net investment income and realized net capital gains are distributed as described in the Prospectus under “Distributions and Taxes.”  All distributions from the Fund normally are automatically reinvested without charge in additional shares of the Fund.

Taxes

Regulated Investment Company Status.  The Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”).  If the Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

36

To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements.  For the Fund, these requirements include the following:  (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

Although the Fund intends continue to satisfy all the foregoing requirements, there is no assurance that the Fund will be able to do so.  The investment by the Fund primarily in options and futures positions entails some risk that the Fund might fail to satisfy the Diversification Requirements.  There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification the Fund.

If the Fund failed to qualify for treatment as a RIC any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) which is subject to a maximum federal income tax rate of 15% for individuals) to the extent of the Fund’s earnings and profits.  In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

General.  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.  Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends the Fund distributes (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash.  Distributions of the Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash.  A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares.  An exchange of Fund shares for shares of another Fund generally will have similar consequences.

37

Derivatives Strategies.  The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith.  Gains from options and futures the Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Nonequity options” (i.e., certain listed options, such as those on “broad-based” stock indices)  and futures in which the Fund may invest may be “section 1256 contracts.”  Section 1256 contracts that the Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which the Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest.  That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property.  Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If the Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

If a call option written by the Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale.  If a call option purchased by the Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto.  If the Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

If the Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by the Fund or a related person with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

38

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Fund.  No attempt is made to present a complete explanation of the Federal tax treatment of the Fund’s and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Fund and to distributions therefrom.

Capital Loss Carryovers.  As of August 31, 2010, the accumulated capital loss carryovers were as follows:

Capital Loss Expiring	[ ]	[ ]	[ ]	[ ]	Total

HCM Freedom Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

FINANCIAL STATEMENTS

The financial statements for the Fund for the fiscal year ended August 31, 2010, are herein incorporated by reference to the Fund’s Annual Report to Shareholders dated August 31, 2010.  To receive a copy of the Prospectus or Annual or Semi-Annual Reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

39

Appendix A

Description of Corporate Bond Ratings

A.	Long-Term Ratings

1.
Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.
Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:

• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

A-1

AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

A-2

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

3.
Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

A-3

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

A-4

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-5

Note
Dual Ratings.  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

3.
Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

A-6

APPENDIX B

Rafferty Asset Management, LLC
Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues.  With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Funds and the Direxion Insurance Trust (collectively, the “Trust”).  ISS prepares custom research and votes per their recommendation.  If we agree with their recommendation, no action is required.  However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I.            Duty to Vote Proxies

Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations.  Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II.            Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as outlined below.  Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation.  Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III.            Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank.  Reports are verified monthly through ISS’s Votex website.  ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year.  US Bank files the NP-X with the SEC on the Trust’s behalf.  These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors
Ratifying Auditors
Vote FOR proposals to ratify auditors, unless:
• An auditor has a financial interest in or association with the company, and is therefore not independent;
• There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
• Fees for non-audit services are excessive.

B-1

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
• Composition of the board and key board committees;
• Attendance at board and committee meetings;
• Corporate governance provisions and takeover activity;
• Disclosures under Section 404 of the Sarbanes-Oxley Act;
• Long-term company performance relative to a market and peer index;
• Extent of the director’s investment in the company;
• Existence of related party transactions;
• Whether the chairman is also serving as CEO;
• Whether a retired CEO sits on the board;
• Number of outside boards at which a director serves.

WITHHOLD from individual directors who:
• Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);
• Sit on more than six public company boards;
• Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:
• The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

• The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

• The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
• The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;
• The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
• At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
• A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:
• The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
• The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
• The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:
• The non-audit fees paid to the auditor are excessive;

• A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

B-2

WITHHOLD from the members of the Compensation Committee if:
• There is a negative correlation between chief executive pay and company performance;
• The company fails to submit one-time transfers of stock options to a shareholder vote;
• The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
• The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

• Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

• Two-thirds independent board;
• All-independent key committees;
• Established governance guidelines;
• The company does not under-perform its peers.

Majority Vote Shareholder Proposals
Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:
• Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;
• The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;
• The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;
• An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

• The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

B-3

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
• Long-term financial performance of the target company relative to its industry;
• Management’s track record;
• Background to the proxy contest;
• Qualifications of director nominees (both slates);
• Strategic plan of dissident slate and quality of critique against management;
• Likelihood that the proposed goals and objectives can be achieved (both slates);
• Stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
• Shareholders have approved the adoption of the plan; or

• The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
• No lower than a 20 percent trigger, flip-in or flip-over;
• A term of no more than three years;
• No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

• Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

B-4

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
• Market reaction - How has the market responded to the proposed deal?
• Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
• Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

• Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

B-5

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:
• The total cost of the company’s equity plans is unreasonable;
• The plan expressly permits the repricing of stock options without prior shareholder approval;
• There is a disconnect between CEO pay and the company’s performance;
• The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or
• The plan is a vehicle for poor pay practices.

Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:
• Stock ownership guidelines with a minimum of three times the annual cash retainer.
• Vesting schedule or mandatory holding/deferral period:
- A minimum vesting of three years for stock options or restricted stock; or
- Deferred stock payable at the end of a three-year deferral period.
• A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
• No retirement/benefits and perquisites for non-employee directors; and
• A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet
Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans--Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:
• Purchase price is at least 85 percent of fair market value;
• Offering period is 27 months or less; and
• The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:
• Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

B-6

• Limits on employee contribution (a fixed dollar amount or a percentage of base salary);
• Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
• No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-
pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:
• A trigger beyond the control of management;
• The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

• Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
• The company is conducting animal testing programs that are unnecessary or not required by regulation;
• The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
• The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
• The existing level of disclosure on pricing policies;
• Deviation from established industry pricing norms;
• The company’s existing initiatives to provide its products to needy consumers;
• Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

B-7

Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco
Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals
Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
• New legislation is adopted allowing development and drilling in the ANWR region;
• The company intends to pursue operations in the ANWR; and
• The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:
• The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
• The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
• The company does not maintain operations in Kyoto signatory markets;
• The company already evaluates and substantially discloses such information; or,
• Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions
Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

B-8

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
• Past performance as a closed-end fund;
• Market in which the fund invests;
• Measures taken by the board to address the discount; and
• Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
• Performance of the fund’s net asset value;
• The fund’s history of shareholder relations;
• The performance of other funds under the advisor’s management.

B-9

THE DIREXION FUNDS

PROSPECTUS DECEMBER [  ], 2010

Spectrum Select Alternative Fund
Service Class (SFHYX)

Spectrum Global Perspective Fund
Service Class (SFGPX)

Spectrum Equity Opportunity Fund
Service Class (SFEOX)

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

www.direxionfunds.com

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

SUMMARY SECTION	2
SPECTRUM SELECT ALTERNATIVE FUND	2
SPECTRUM GLOBAL PERSPECTIVE FUND	7
SPECTRUM EQUITY OPPORTUNITY FUND	12
ADDITIONAL DETAILS ABOUT THE FUNDS	17
SPECTRUM SELECT ALTERNATIVE FUND	17
SPECTRUM GLOBAL PERSPECTIVE FUND	19
SPECTRUM EQUITY OPPORTUNITY FUND	20
PRINCIPAL RISK FACTORS	21
ABOUT YOUR INVESTMENT	26
SHARE PRICES OF THE FUNDS	26
RULE 12B-1 FEES	27
HOW TO INVEST IN SERVICE CLASS SHARES OF THE FUNDS	28
HOW TO EXCHANGE SHARES OF THE FUNDS	31
HOW TO SELL SERVICE CLASS SHARES OF THE FUNDS	32
ACCOUNT AND TRANSACTION POLICIES	33
ADDITIONAL INFORMATION	36
MANAGEMENT OF THE FUNDS	36
PORTFOLIO HOLDINGS INFORMATION	37
DISTRIBUTIONS AND TAXES	37
MASTER/FEEDER OPTION	38
INDEX DESCRIPTIONS	39
FINANCIAL HIGHLIGHTS	40
MORE INFORMATION ON THE DIREXION FUNDS	BACK COVER

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”).  The Direxion Funds (the “Trust”) has not authorized others to provide additional information.  The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

i

SUMMARY SECTION

Spectrum Select Alternative Fund

Investment Objective
The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund(1)	0.55%
Acquired Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses(2)	[ ]%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at anytime by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	[ ]%	[ ]%	[ ]%	[ ]%

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategy
Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio to invest in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks.  (The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives.)  Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of equity or fixed-income, ETFs and other investment companies.

The Select Alternative Fund invests in fixed-income securities without any restriction on maturity or creditworthiness, which could range from government securities to high-yield bonds or “junk bonds”, which are debt securities rated below investment grade. The Fund invests in equity securities without consideration to any specific sector or market capitalization range.  The Subadviser’s decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, including major market indices, investment companies and ETFs.  The Subadviser’s strategy does not involve fundamental research and analysis of individual securities.

2

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a temporary defensive measure.  The Subadviser seeks to take “long” positions in or purchase securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell securities prior to or early in downward trends in the value of such securities.  There is no limit on the amount of the Fund’s assets that may be invested in derivative instruments or used to cover short positions.  The Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends.  The Subadviser will employ leveraged investment techniques that allow the Fund to increase its exposure to the market during times when the Subadvsier anticipates a strong market trend.  The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

Principal Investment Risks
An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither the Subadviser nor the Fund’s adviser, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) can guarantee that the Fund will achieve its objective.  (Collectively, the Subadviser and Rafferty are referred to herein as “Advisers” in certain circumstances.)  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.  The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Credit Risk - The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Derivatives Risk - Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

3

Equity Securities Risk - Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

High Portfolio Turnover Risk - The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk - The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.”  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.  Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Leverage Risk - The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes.  Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile.  The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk - A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies Risk and ETFs Risk - Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity.  Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting Securities Risk - Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

4

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk - The Subadviser has limited previous experience advising investment companies.  The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful.  While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows changes in the Fund’s performance from calendar year to calendar year.  The table shows how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad-based market index for the same periods.  Prior to June 11, 2007, the Fund pursued a different investment objective and strategy; therefore, performance results presented for periods prior to that date reflect the performance of the prior strategy.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Total Return for the Calendar Year Ended December 31*

*	Year-to-date total return as of September 30, 2010 for the Fund was 7.65%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended June 30, 2009 and its lowest calendar quarter return was -5.37% for the quarter ended March 31, 2008.

5

Average Annual Total Returns
(For the periods ended December 31, 2009)
	1 Year	5 Years	Since Inception (9/1/2004)
Spectrum Select Alternative Fund
Return Before Taxes	30.02%	4.98%	5.04%
Return After Taxes on Distributions	29.02%	3.94%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares	20.50%	3.74%	3.77%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	4.89%
S&P 500 Index	26.46%	0.42%	2.24%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser. Hundredfold Advisors LLC is the Fund’s investment subadviser.

Portfolio Manager.  Ralph J. Doudera, the founder, CEO and investment manager for Hundredfold, has managed the Fund since its inception under Rafferty’s supervision.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Spectrum Select Alternative Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRA accounts are not eligible for telephone redemption privileges.  The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$25,000	$1,000
Retirement Accounts	$25,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

6

Spectrum Global Perspective Fund

Investment Objective
The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund(1)	0.55%
Acquired Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses(2)	[ ]%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at anytime by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	[ ]%	[ ]%	[ ]%	[ ]%

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategy
The Subadviser actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world.  The Fund may invest directly in developed and emerging market countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America.  The Fund may invest in international equity and debt securities representing any market capitalization, investment style, market sector or industry.  The Fund may invest directly in foreign currencies.  The Fund may also invest in international equity and debt securities and foreign currencies indirectly through securities that invest in or are a derivative of international equity securities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of international equity securities, ETFs, and other investment companies. The Fund may invest in individual foreign securities or indirectly through American Depository Receipts (“ADRs”).  Although the Fund may invest in domestic equity and debt securities, it will primarily invest in international equity and debt securities, including junk bonds.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions in domestic and international securities, and investing in cash or cash equivalents as a temporary defensive measure.  The Subadviser seeks to take “long” positions in domestic or international securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell such securities prior to or early in downward trends in the value of such securities.  The Subadviser will analyze the overall investment opportunities and risks among issuers in various countries, regions and market sectors of foreign securities or investment vehicles that represent pools of foreign securities, such as major market indices and ETFs.  The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities.

7

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends.  As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend.  The Subadviser also may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends in order to minimize the loss of capital appreciation that would occur with a “buy and hold” investment strategy.  The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.  In addition, the Subadviser will employ leveraged investment techniques that allow the Fund to gain greater exposure to target securities.

Principal Investment Risks
An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  The Advisers cannot guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Credit Risk - The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  The Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Emerging Markets Risk -Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries.  In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Equity Securities Risk - Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk - Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities.  Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

8

High Portfolio Turnover Risk - The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

High-Yield Securities Risk - The Fund will invest a significant portion or all of its assets in securities rated below investment grade or “junk bonds.”  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.  Therefore, an investment in the Fund is subject to a higher risk of loss than an investment in a fund that may not invest in lower-rated securities.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Leverage Risk - The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes.  Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile.  The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk - A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk - Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk - Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

Small and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk - The Subadviser has limited previous experience advising investment companies.  The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful.  While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

9

Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows changes in the Fund’s performance from calendar year to calendar year.  The table shows how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad-based market index for the same periods.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Total Return for the Calendar Year Ended December 31*
* Year-to-date total return as of September 30, 2010 for the Fund was 1.72%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 17.57% for the quarter ended June 30, 2009 and its lowest calendar quarter return was -7.79% for the quarter ended March 31, 2009.

Average Annual Total Returns
(For the periods ended December 31, 2009)
	1 Year	5 Years	Since Inception (9/27/2004)
Spectrum Global Perspective Fund
Return Before Taxes	22.09%	5.79%	8.42%
Return After Taxes on Distributions	22.09%	2.94%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares	14.36%	3.41%	5.69%
MSCI World Index	26.98%	N/A	2.32%
S&P 500® Index	26.46%	0.42%	2.30%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

10

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser. Hundredfold Advisors LLC is the Fund’s investment subadviser.

Portfolio Manager.  Ralph J. Doudera, the founder, CEO and investment manager for Hundredfold, has managed the Fund since its inception under Rafferty’s supervision.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Spectrum Global Perspective Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRA accounts are not eligible for telephone redemption privileges.  The Fund accepts investment in the following minimum amounts:

	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$25,000	$1,000
Retirement Accounts	$25,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRA, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

11

Spectrum Equity Opportunity Fund

Investment Objective
The Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund(1)	0.55%
Acquired Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses(2)	[ ]%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at anytime by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	[ ]%	[ ]%	[ ]%	[ ]%

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities or derivatives of such securities.  Equity securities include common stocks, ADRs, preferred stock, convertible stock, warrants, and rights. The Fund invests in equity securities of any market capitalization, investment style, market sector or industry.  The Fund also may seek exposure to issuers of foreign securities.  Although the Fund may invest directly in equity securities, it may also invest in such securities indirectly through securities that invest in or are a derivative of equity securities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of equity securities, ETFs and other investment companies.

The Subadviser actively manages the Fund’s portfolio by attempting to anticipate, and respond to, trends in equity securities.  The Subadviser will employ an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions of equity securities, and investing in cash or cash equivalents as a temporary defensive measure.  The Subadviser seeks to take “long” positions in or purchase equity securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell equity securities prior to or early in downward trends in the value of such securities.  When the Subadviser believes it appropriate, the Subadviser will employ leveraged investment techniques that allow the Equity Fund to gain greater exposure to its target investments.

12

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends.  The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities.  The Subadviser will analyze the overall investment opportunities and risks among categories or sectors of equity securities or investment vehicles that represent pools of equity securities, such as major market indices and ETFs.  As a result, the Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends.  The Subadviser will likely engage in frequent trading of the Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.

Principal Investment Risks
An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  The Advisers cannot guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Derivatives Risk - Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  As a result, the Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Equity Securities Risk - Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s NAV to fluctuate.

Foreign Securities Risk - Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities.  Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.

High Portfolio Turnover Risk - The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increased net short-term capital gains and may adversely affect the Fund’s performance.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

13

Leverage Risk - The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes.  Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile.  The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

Non-Diversification Risk - A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Other Investment Companies and ETFs Risk - Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Securities Risk - Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk - The Subadviser has limited previous experience advising investment companies.  The principal risk of investing in the Fund is that the Subadviser’s investment strategy will not be successful.  While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied over time.  The bar chart shows changes in the Fund’s performance from calendar year to calendar year.  The table shows how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad-based market index for the same periods.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

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Total Return for the Calendar Year Ended December 31*

*	Year-to-date total return as of September 30, 2010 for the Fund was 2.13%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 15.12% for the quarter ended September 30, 2008 and its lowest calendar quarter return was -10.07% for the quarter ended March 31, 2008.

Average Annual Total Returns
(For the periods ended December 31, 2009)
	1 Year	5 Years	Since Inception (10/11/2004)
Spectrum Equity Opportunity Fund
Return Before Taxes	21.77%	1.35%	3.06%
Return After Taxes on Distributions	21.68%	-0.10%	1.65%
Return After Taxes on Distributions and Sale of Fund Shares	14.27%	0.37%	1.86%
S&P 500® Index	26.46%	0.42%	1.93%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRA.

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser. Hundredfold Advisors LLC is the Fund’s investment subadviser.

Portfolio Manager.  Ralph J. Doudera, the founder, CEO and investment manager for Hundredfold, has managed the Fund since its inception under Rafferty’s supervision.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Spectrum Equity Opportunity Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRA accounts are not eligible for telephone redemption privileges.  The Fund accepts investment in the following minimum amounts:

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	Minimum Initial Investment	Subsequent Investment
Regular Accounts	$25,000	$1,000
Retirement Accounts	$25,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL DETAILS ABOUT THE FUNDS

This Prospectus relates to the Service Class shares of the Spectrum Select Alternative Fund (the “Select Alternative Fund”), Spectrum Global Perspective Fund (the “Global Fund”) and Spectrum Equity Opportunity Fund (the “Equity Fund”) (each a “Fund” and collectively “the Funds”).

Rafferty Asset Management, LLC serves as the Funds’ investment adviser and Hundredfold Advisors LLC serves as the Funds’ subadviser.

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government had taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Reduced liquidity in equity, credit and fixed-income markets adversely affect many issuers worldwide.  These events and possible continued market turbulence may have an adverse effect on the Funds.

Each Fund’s investment objective is not a fundamental policy and may be changed by the Trust’s Board of Trustees without shareholder approval.

SPECTRUM SELECT ALTERNATIVE FUND

Portfolio Investment Strategy

The Subadviser actively manages the Select Alternative Fund’s portfolio to invest in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks.  (The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives.)  Within these securities, the Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities, and investing in cash or cash equivalents as a temporary defensive measure.  The Subadviser seeks to take “long” positions in or purchase securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell securities prior to or early in downward trends in the value of such securities.  There is no limit on the amount of the Select Alternative Fund’s assets that may be invested in derivative instruments or used to cover short positions.

The Subadviser’s decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, including major market indices, investment companies and ETFs.  The Subadviser’s strategy does not involve fundamental research and analysis of individual securities.  The Subadviser considers elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends.  The Subadviser may reposition the Select Alternative Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends.

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The Subadviser will likely engage in frequent trading of the Select Alternative Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.  In addition, the Subadviser will employ leveraged investment techniques that allow the Select Alternative Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend.  The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

Although the Select Alternative Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of equity or fixed-income, ETFs and other investment companies.

The Select Alternative Fund’s direct investments may include the following equity and fixed-income securities in any combination that the Subadviser believes appropriate:

•	High-yield bonds (“Junk Bonds”);
•	U.S. Treasury bonds and notes;
•	U.S. government-sponsored enterprises;
•	U.S. dollar-denominated corporate obligations;
•	Mortgage and asset-backed securities;
•	Corporate bonds and notes and asset-backed securities;
•	Zero-coupon bonds;
•	Commercial paper and other money market instruments;
•	Fixed-income securities issued by foreign governments and companies that aredenominated in U.S. dollars or foreign currencies, some of which may be issued bygovernments in emerging market countries;
•	Common stocks;
•	Preferred stocks; and
•	Convertible securities.

The Select Alternative Fund invests in fixed-income securities without any restriction on maturity or creditworthiness, which could range from government securities to Junk Bonds, which are debt securities rated below investment grade.  With respect to the Select Alternative Fund’s investments in fixed-income securities, the Subadviser will lengthen and shorten the average dollar weighted maturity of the portfolio and make shifts in quality and sector distribution, according to the Subadviser’s expectations for the future course of interest rates and the then-prevailing price and yield levels in the fixed-income market.  The Select Alternative Fund invests in equity securities without consideration to any specific sector or market capitalization range.

Consistent with its investment strategy for temporary defensive purposes, up to 100% of the Select Alternative Fund’s assets may be invested in cash or cash equivalents.  To earn income on available cash, a large portion or all of the assets of the Select Alternative Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  As a result of investing in cash and cash equivalents, the Select Alternative Fund may not achieve its investment objective.

The Select Alternative Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

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SPECTRUM GLOBAL PERSPECTIVE FUND

Portfolio Investment Strategy

The Subadviser actively manages the Global Fund’s portfolio by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world, including emerging markets.  The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions in domestic and international securities, and investing in cash or cash equivalents as a temporary defensive measure.  The Subadviser seeks to take “long” positions in domestic or international securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell such securities prior to or early in downward trends in the value of such securities.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends.  As a result, the Subadviser may reposition the Global Fund’s portfolio in response to market movements in an attempt to participate in a developing trend.  The Subadviser also may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends in order to minimize the loss of capital appreciation that would occur with a “buy and hold” investment strategy.  The Subadviser will likely engage in frequent trading of the Global Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.  In addition, the Subadviser will employ leveraged investment techniques that allow the Global Fund to gain greater exposure to target securities.

The Subadviser will analyze the overall investment opportunities and risks among issuers in various countries, regions and market sectors of foreign securities or investment vehicles that represent pools of foreign securities, such as major market indices and ETFs.  The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities.

Although the Global Fund may invest in domestic equity and debt securities, it will primarily invest in international equity and debt securities, including Junk Bonds.  In addition, the Global Fund may invest in foreign currencies.  The Global Fund will generally invest in such international equity and debt securities and foreign currencies indirectly through securities that invest in or are a derivative of international equity securities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of international equity securities, ETFs, and other investment companies.

The Global Fund may also invest directly in foreign currencies and individual foreign securities or indirectly through ADRs.  The Global Fund will invest in various developed and emerging countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America.  In addition, the Global Fund may invest in international equity securities representing any market capitalization, investment style, market sector or industry.

The Global Fund is not meant to provide diversified exposure to international securities.  The Global Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Consistent with its investment strategy, up to 100% of the Global Fund’s assets may be invested in cash or cash equivalents.  To earn income on available cash, a large portion or all of the assets of the Global Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  As a result of investing in cash and cash equivalents, the Global Fund may not achieve its investment objective.

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SPECTRUM EQUITY OPPORTUNITY FUND

Portfolio Investment Strategy

The Subadviser actively manages the Equity Fund’s portfolio by attempting to anticipate, and respond to, trends in equity securities.  The Subadviser will employ an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions of equity securities, and investing in cash or cash equivalents as a temporary defensive measure.  The Subadviser seeks to take “long” positions in or purchase equity securities prior to or at the outset of upward trends for such securities and seeks to take “short” positions in or sell equity securities prior to or early in downward trends in the value of such securities.  When the Subadviser believes it appropriate, the Subadviser will employ leveraged investment techniques that allow the Equity Fund to gain greater exposure to its target investments.

The Subadviser will consider elements of market trends and momentum, including price actions, advance-decline lines, market highs and lows and the overall direction of market trends.  The Subadviser’s strategy does not involve fundamental research and analysis of individual equity securities.  The Subadviser will analyze the overall investment opportunities and risks among categories or sectors of equity securities or investment vehicles that represent pools of equity securities, such as major market indices and ETFs.  As a result, the Subadviser may reposition the Equity Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends.  The Subadviser will likely engage in frequent trading of the Equity Fund’s securities in an attempt to position its portfolio in line with the Subadviser’s expectations for market trends.

Under normal market conditions, the Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities or derivatives of such securities.  At times, for temporary defensive purposes, up to 100% of the Equity Fund’s portfolio may be invested in cash or cash equivalents.  Although the Equity Fund may invest directly in equity securities, it may also invest in such securities indirectly through securities that invest in or are a derivative of equity securities, including futures contracts, options contracts, swap agreements, options on futures contracts, financial instruments consisting of interests in baskets of equity securities, ETFs and other investment companies.  Equity securities include common stocks, ADRs, preferred stock, convertible stock, warrants, and rights.

The Equity Fund invests in equity securities of any market capitalization, investment style, market sector or industry.  The Equity Fund also may seek exposure to issuers of foreign securities.

The Equity Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Consistent with its investment strategy for temporary defensive purposes, up to 100% of the Equity Fund’s assets may be invested in cash or cash equivalents.  To earn income on available cash, a large portion or all of the assets of the Equity Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  As a result of investing in cash and cash equivalents, the Equity Fund may not achieve its investment objective.

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PRINCIPAL RISK FACTORS

An investment in any of the Funds entails risk.  The Funds could lose money, or their performance could trail that of other investment alternatives.  Neither Hundredfold nor Rafferty can guarantee that the Funds will achieve their objectives.  In addition, the Funds present some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Funds.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Funds.  The table below provides the principal risks of investing in the Funds.  Following the table, each risk is explained.

	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund
Aggressive Investment Techniques Risk	X	X	X
Asset-Backed Securities Risk	X
Counterparty Risk	X	X	X
Credit Risk	X	X
Depositary Risk		X	X
Derivatives Risk	X	X	X
Emerging Markets Risk		X
Equity Securities Risk	X	X	X
Foreign Securities Risk		X	X
High Portfolio Turnover Risk	X	X	X
High Yield Securities Risk	X	X
Holding Cash Risk	X	X	X
Interest Rate Risk	X
Leverage Risk	X	X	X
Non-Diversification Risk	X	X	X
Other Investment Companies and ETFs Risk	X	X	X
Prepayment Risk	X
Shorting Securities Risk	X	X	X
Small and Mid-Capitalization Companies Risk	X	X	X
Subadviser’s Investment Strategy Risk	X	X	X

Aggressive Investment Techniques Risk

The Funds use investment techniques that may be considered aggressive, including investments in derivatives.  Risks associated with derivative instruments such as futures contracts, swap agreements and options on securities, securities indices and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.  The value of the Select Alternative Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

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Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and structured notes.  The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments.  The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy.  The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk.  Swap agreements also may be considered to be illiquid.

Credit Risk

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  A Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing.  Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”).  While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk

The Funds may invest long or short in derivatives, such as futures, options and swaps.  Derivatives are instruments that derive their value from an underlying investment or group of investments.  Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time.  Investments in derivatives may not correlate with the price movements of underlying securities or indices.  As a result, the use of derivatives may expose the Funds to risks that they would not be subject to if they invested directly in the securities underlying those derivatives.  There may not be a liquid market for a Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate.  Accordingly, the use of derivatives may result in large losses or smaller gains than otherwise would be the case.  In addition, some derivative instruments are subject to counterparty risk .

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Emerging Markets Risk

Investments in emerging markets instruments involve all of the risks of investing in foreign instruments; however these risks are generally heightened because emerging markets are in the initial stages of industrialization and have lower per capita income.  Emerging markets are generally more volatile than the markets of developed countries with more mature economies.  Emerging markets often provide significantly higher or lower rates of return than developed markets and carry significantly more risks to investors.

Equity Securities Risk

A Fund may invest in publicly issued equity securities, including common stocks.  Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of common stocks in which a Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk

Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, a Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Portfolio Turnover Risk

A Fund’s aggressive investment strategy has resulted in significant portfolio turnover far in excess of a typical mutual fund.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to the Fund’s shareholders from distributions to them of net gains realized on the sales.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.  See the Financial Highlights for the Funds’ portfolio turnover rates.

High-Yield Securities Risk

A Fund may invest in high-yield securities.  Investments in securities rated below investment grade or “junk bonds” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of the fund’s securities, the achievement of the fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

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Holding Cash Risk

One of the Fund’s strategies is to hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  This usually occurs when broad markets are declining rapidly.  The purpose of this strategy is to protect principal in falling markets.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and that the Fund will not be able to sell stocks quickly enough to avoid losses, or to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.  In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Leverage Risk

Each Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results as well as borrowing money for investment purposes.  Use of leverage can magnify the effects of changes in the value of the Funds and makes them more volatile.  The leveraged investment techniques that the Funds employ could cause investors in the Funds to lose more money in adverse environments.

Non-Diversification Risk

Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities.  Since the Funds are non-diversified, their NAVs and total returns may fluctuate more or fall further in times of weaker markets than a diversified mutual fund.

Other Investment Companies and ETFs Risk

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

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Prepayment Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity.  Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Shorting Securities Risk

A Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indices.  In general, when a Fund shorts securities, it borrows the securities from a broker and sells the borrowed securities.  The Fund is obligated to deliver to the broker securities that are identical to the securities sold short and will be subject to the risk of loss, which may be significant, in the event that the market value of the securities sold short plus related transaction costs exceeds the proceeds to the Fund from the short sale.  A short sale involves the theoretically unlimited risk of an increase in the market price of the security, basket of securities or index sold short which, except in the case of a short sale “against the box,” would result in a theoretically unlimited loss.  As a consequence, the Fund will lose value if and when the prices of particular securities, baskets of securities or indexes rises – a result that is the opposite from traditional equity mutual funds.  The holder of a short position is responsible for paying the dividends and interest accruing on the short position.  Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.

Small and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

The Subadviser has limited previous experience advising investment companies.  The principal risk of investing in a Fund is that Hundredfold’s investment strategy will not be successful.  While the Subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund.  The Subadviser will aggressively change a Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser’s investment strategy will enable a Fund to achieve its investment objective.

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ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS

A fund’s share price is known as its NAV.  The Funds’ Service Class share prices are calculated after the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).  The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. Dollar may fluctuate on days that foreign markets are open but the Funds are not open for business.

All shareholder transaction orders received in good form by a Fund’s transfer agent or an authorized financial intermediary by 4:00 p.m. Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m. Eastern time will receive the next Business Day’s NAV.

Share price is calculated by dividing a class’ net assets by its shares outstanding.  Each Fund generally values its assets on the basis of market quotations last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.  If such information is not available for a security held by the Fund, is determined to be unreliable or, (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency.  The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio.  The pricing service, its methodology or the threshold may change from time to time.  Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing

Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded.  Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs.  Examples of Significant Events may include:  (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.  If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.  If any significant discrepancies are found, Rafferty may adjust the Funds’ fair valuation procedures.

RULE 12b-1 FEES

The Funds have adopted a Service Class distribution plan under Rule 12b-1 pursuant to which each Fund pays for distribution and services provided to Fund shareholders.  Because these fees are paid out of the Service Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pursuant to the plan, each Fund may pay an annual Rule 12b-1 Fee of up to 1.00% of the Fund’s average daily net assets.  The Direxion Board of Trustees has authorized each Fund to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Service Class.  Under an agreement with the Funds, your Financial Advisor, including Spectrum Financial, Inc., may receive these fees from the Funds.  In exchange, your Financial Advisor or Spectrum Financial, Inc. may provide a number of services, such as:

•	Placing your orders and issuing confirmations;
•	Providing investment advice, research and other advisory services;
•	Handling correspondence for individual accounts;
•	Acting as the sole shareholder of record for individual shareholders;
•	Issuing shareholder statements and reports;
•	Executing daily investment “sweep” functions;
•	Recommending the allocation of client account assets:
•	Performing annual reviews of shareholder investments;
•	Providing each shareholder with updates on his or her holdings and on current market conditions;
•	Effecting all purchase, redemption and exchange transactions in accordance with shareholder instructions;
•	Responding to shareholder inquiries;
•	Assisting shareholders in utilizing the Funds’ website;
•	Assisting with implementing changes in beneficial owners of accounts;
•	Assisting with other changes in account information; and
•	Responding to questions regarding Fund documents, including tax forms.

For more information on these and other services, you should speak directly to your Financial Advisor.  Your Financial Advisor may charge additional account fees for services beyond those specified above.

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HOW TO INVEST IN SERVICE CLASS SHARES OF THE FUNDS

You may invest in the Service Class of the Funds through traditional investment accounts, IRAs (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans or other products available from your Financial Advisor.  Applications and descriptions of any service fees for retirement or other accounts are available from your Financial Advisor.  In addition, the Funds may allow for purchases through an Automatic Investment Plan.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment

The minimum initial and subsequent investments set forth below may be invested in as many of the Funds as you wish.  However, you must invest at least $1,000 in any one of the Funds.  For example, if you decide to invest $25,000 in all three of the Funds, you may allocate your minimum initial investment as $15,000, $9,000 and $1,000.

	Minimum Initial Investment	Subsequent Investment
Regular Accounts................	$ 25,000	$ 1,000
Retirement Accounts..........	$ 25,000	$ 0

Rafferty may waive these minimum requirements at its discretion.  Contact your Financial Advisor for further information.

Good Form

Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds.  For a purchase request to be in good form, it must include (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub.  An Account Application that is sent to the Funds’ transfer agent does not constitute a purchase order until the transfer agent processes the Account Application and receives correct payment by check or wire transfer.

Purchasing Shares Through Your Financial Advisor

You may purchase shares of the Funds through your Financial Advisor, who can help you complete the necessary paperwork, mail your Account Application to the Direxion Funds and place your order to purchase shares of the Funds.

Your Financial Advisor is responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  Financial Advisors may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Each Financial Advisor also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction.  For more information about your Financial Advisor’s rules and procedures, you should contact your Financial Advisor directly.

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Purchasing Shares Through The Funds’ Transfer Agent

You may also purchase shares through the Funds’ transfer agent by using the following instructions:

By Mail:

•	Complete and sign your Account Application.

•	Indicate the Fund and the amount you wish to invest.

•	Mail your check (payable to “Direxion Funds”) along with the completed Account Application to:

Regular Mail	Express/Overnight Mail
Direxion Funds - Service Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Direxion Funds - Service Class c/o U.S. Bancorp Fund Services, LLC Mutual Fund Services - 3rd Floor 615 East Michigan Street Milwaukee, Wisconsin 53202

                                                     The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

•
The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

•	All purchases must be made in U.S. dollars through a U.S. bank.

•	If your check does not clear, you will be charged a $25.00 fee. In addition, you may be responsible for losses sustained by a Fund for any returned payment.

•	You will receive written confirmation by mail, but we do not issue share certificates.

•	The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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If the Funds do not have a reasonable belief in the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.

By Bank Wire Transfer:

Initial Investment – By Wire

•
If you are making an initial investment in the Funds, before you wire funds, please contact the Funds’ transfer agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery, or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments – By Wire

Before sending your wire, please contact the Funds’ transfer agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA number 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
For further credit to the Direxion Funds
(Your name)
(Your account number)
(Name of Fund(s) to purchase) – Service Class

•	Your bank may charge a fee for such services.

•
Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank, N.A., the Funds’ custodian, is responsible for the consequences of delays from the banking or Federal Reserve wire system or from incomplete wiring instructions.

By Telephone:

•
Investors may purchase additional shares of the Funds by calling the Funds at (800) 851-0511.  If you elected this option on your Account Application and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase order must be a minimum of $1,000.  Your shares will be purchased at the NAV calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern time.

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Automatic Investment Plan:

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial minimum investment of $25,000, you authorize the Funds to withdraw the amount you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum monthly investment of $1,000.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application or call the Funds at (800) 851-0511.  In order to participate in the AIP, your bank or financial institution must be a member of the Automated Clearing House (“ACH”) network. The Funds may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Funds’ transfer agent by telephone or in writing, five days prior to the effective date of the next transaction.  A fee, currently $25, will be imposed if your AIP transaction is returned.

HOW TO EXCHANGE SHARES OF THE FUNDS

You may exchange Service Class shares of each Spectrum Fund for shares of any other Spectrum Fund and the Direxion U.S. Government Money Market Fund (offered in a separate Prospectus) at the next determined NAV after receipt of your order in good form without any charges.

Exchanging Shares Purchased Through Your Financial Advisor

If your shares of the Funds were purchased through your Financial Advisor, initiate your exchange order by contacting your Financial Advisor.

Your Financial Advisor is responsible for placing orders promptly with the Funds.  Financial Advisors may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Each Financial Advisor also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction.  For more information about your Financial Advisor’s rules and procedures, you should contact your Financial Advisor directly.

Exchanging Shares Purchased Through The Funds’ Transfer Agent

If your shares of the Funds were purchased through the Funds’ transfer agent, initiate your exchange order by using the following instructions:

•	Write or call the Direxion Funds’ transfer agent.

•	Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

•	The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

•	You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

•
You may exchange by telephone if you selected telephone exchange privileges on your Account Application.  If you previously declined telephone exchange privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions.

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•	You may exchange through the Internet by visiting the Direxion Funds’ website at www.direxionfunds.com and activating your account.

HOW TO SELL SERVICE CLASS SHARES OF THE FUNDS

Selling Shares Purchased Through Your Financial Advisor

If your shares of the Funds were purchased through your Financial Advisor, initiate your sales order by contacting your Financial Advisor.  Payment is normally directed to your account with your Financial Advisor.

Your Financial Advisor is responsible for placing orders promptly with the Funds.  Financial Advisors may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Each Financial Advisor also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction.  For more information about your Financial Advisor’s rules and procedures, you should contact your Financial Advisor directly.

Selling Shares Purchased Through The Funds’ Transfer Agent

If your shares of the Funds were purchased through the Funds’ transfer agent, initiate your sales order by using the following instructions:

Generally

•	You may sell all or part of your investment in a Fund at the next determined NAV after we receive your order.

•	Redemption proceeds from any sales of shares will normally be sent within seven days from the time a Fund receives your request in good order.

•
For investments that have been made by check, payment on sales requests may be delayed until the Direxion Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by a Fund, which may require up to 10 calendar days.

•	Your proceeds will be sent via check, wire or electronic funds transfer through the Automated Clearing House (“ACH”) network using the address or bank listed on the transfer agent’s records.

•
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

•
The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs.  For more information on this option, please contact the Funds at (800) 851-0511.

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By Telephone or By Mail

•	Call or write the Direxion Funds (see the address and telephone number above).

•
You may sell shares of the Funds by telephone if you elected telephone redemption privileges on your Account Application.  If you initially declined this option, and wish to add telephone redemption privileges at a later date, please contact the Funds at (800) 851-0511.

•	IRA accounts are not eligible for telephone redemption privileges.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell. The maximum amount that may be redeemed by telephone is $250,000.

By Wire Transfer

•	Call the Direxion Funds.

•	Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

•
You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests.  This fee is in addition to any fees that may be imposed by your bank.

•	Your proceeds will be wired only to the bank listed on the Funds’ transfer agent’s records.

ACCOUNT AND TRANSACTION POLICIES

Order Policies

There are certain times when you may be unable to sell Service Class shares of a Fund or proceeds may be delayed.  This may occur during emergencies, unusual market conditions or when a Fund cannot determine the value of its assets or sell its holdings.  The Funds reserve the right to reject any purchase order or suspend offering of their shares.  Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.  The Funds may also refuse purchase requests from individuals or groups who have not been approved by the Funds’ Subadviser.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 4:00 p.m. Eastern time.  In particular, financial intermediaries that transact in shares of the Funds through the Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system.  In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order.  In practice, this means that a confirmation from a financial intermediary is not binding on the Funds.  In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds.  Cancellation of a trade is processed at the NAV at which the trade was originally received and is completed as soon as practical, ordinarily the next business day.  Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.

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Telephone Transactions

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information.  We also may record the conversation for accuracy.  During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.  In addition, once a telephone transaction has been placed, it cannot be canceled or modified.

Signature Guarantees

In certain instances when you sell Service Class shares of the Funds, we will need your signature guaranteed.  Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures.  Your signature must be guaranteed if:

•	You are changing your account ownership;

•	Your account registration or address has changed in the last 30 days;

•	Redemption proceeds are payable and sent to any person, address or bank account other than the one listed on record with a Fund;

•	The sale is greater than $250,000;

•	You are establishing or modifying certain services on an account; or

•	There are other unusual situations as determined by the Funds’ transfer agent.

Low Balance Accounts

If your total account balance falls below $10,000, then we may sell your Service Class shares of the Direxion Funds.  We will inform you in writing 30 days prior to selling Service Class shares.  If you do not bring your total account balance up to $10,000 within 30 days, we may sell your Service Class shares and send you the proceeds.  We will not sell your Service Class shares if your account value falls due to market fluctuations.

Redemption In-Kind

The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio.  It is not expected that the Funds would do so except in unusual circumstances.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Excessive Trading

Each Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Funds’ investment program and create additional transaction costs that are borne by all shareholders.  The Board of Trustees has adopted a policy regarding excessive trading.  Hundredfold generally initiates or has knowledge of, and approves, all transactions in shares of a Fund.  As a result, the Funds do not currently impose any trading restrictions or redemption fees on Fund shareholders.

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However, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  As approved by the Board of Trustees, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds further reserve the right to refuse purchase requests from an account that a Fund has identified as engaging in abusive trading practices or any individuals or groups who, in each Fund’s view, are likely to engage in market timing or excessive trading.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since each Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Electronic Delivery of Reports

Direxion Fund shareholders can save paper by electing to receive their account documents by e-mail in place of paper copies.  You may choose electronic delivery for Prospectuses, supplements, Annual and Semi-Annual Reports.  To enroll in E-Delivery you can opt-in when completing a direct account application with Direxion Funds.  You can also register, cancel, change your e-mail address or change your consent options by logging onto www.direxionfunds.com/edelivery.com.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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additional information

MANAGEMENT OF THE FUNDS

Rafferty Asset Management, LLC (“Rafferty”) provides investment services to the Funds.  Rafferty has been managing mutual funds since June 1997.  Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.  As of September 30, 2010, the Adviser had approximately $7.9 billion in assets under management.

Under an investment advisory agreement (“Advisory Agreement”) between the Direxion Funds and Rafferty, each Fund pays Rafferty fees at an annualized rate of 1.00% of its average daily net assets.  For the fiscal year ended August 31, 2010, the Adviser received net management fees as a percentage of average daily net assets of 1.00% from each of the Funds.

Rafferty has retained Hundredfold to serve as Subadviser to the Funds under an investment subadvisory agreement (“Subadvisory Agreement”).  Hundredfold is located at 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452.  Hundredfold was established in 2004 as a registered investment adviser under the Investment Advisers Act of 1940.  Hundredfold was created by a not-for-profit foundation to receive as a contribution the professional services of Mr. Ralph J. Doudera and to sell those services to unrelated business entities.  Hundredfold’s services are based on research and analysis generated by the portfolio manager, Mr. Doudera.  Mr. Doudera’s history as an investment manager is discussed below.  Mr. Doudera is not compensated for his research and analysis for Hundredfold.

A discussion regarding the basis on which the Board of Trustees approved the Advisory Agreement and Subadvisory Agreement is included in the Funds’ Annual Report to shareholders for the period ended August 31, 2010.

Hundredfold manages the Funds’ assets under the supervision of Rafferty.  Under the Subadvisory Agreement, Hundredfold directs the allocation of the Funds’ assets among various investment vehicles selected by Hundredfold.  Rafferty implements Hundredfold’s allocation decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities.

Mr. Doudera is the founder, CEO and investment manager of Spectrum Financial Inc. (“Spectrum”), a registered investment adviser.  He founded Spectrum in 1986.  Prior to founding Spectrum, Mr. Doudera began his financial and estate planning career with the CIGNA Corporation where he became a Chartered Life Underwriter and a Chartered Financial Consultant. Mr. Doudera is a graduate of New Jersey Institute of Technology where he received an undergraduate degree in Mechanical Engineering (1969) and a master’s of science in Management and Finance (1972).  Mr. Doudera also earned a master’s degree in Biblical studies from Regent University in 1987.

Mr. Doudera has served as Portfolio Manager to the Funds since the Funds’ inception.  The Funds’ SAI provides additional information about Mr. Doudera’s compensation, the other accounts he manages, and his ownership of securities in the Funds.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.  Disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports are available by contacting the Direxion Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions

Each Fund distributes dividends from its net investment income, and any realized net capital gains, at least annually, though a Fund may make distributions more frequently.

Net investment income generally consists of interest income and dividends received on investments, less expenses.  A Fund realizes capital gains when it sells its portfolio assets for a profit.  The tax consequences will vary depending on how long a Fund held the assets that were sold, not how long you held your Fund shares.  Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income).  Gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates (a maximum of 15% for individual shareholders).  Each Fund does not seek to provide distributions of long-term capital gains.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested in additional Fund shares automatically at the NAV unless you request otherwise in writing.  Normally, distributions are taxable to shareholders per share received in cash or reinvested.  If you elect to receive distributions from a Fund by check and the U.S. Postal Service cannot deliver the check or the check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the applicable Funds’ then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Taxes

The following table illustrates the potential tax consequences for taxable accounts:

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Type of Transaction	Tax Status*
Dividend (other than “qualified dividend income” (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Sale or exchange of Fund shares owned for more than one year	Long-term capital gains or losses
Sale or exchange of Fund shares owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

                 _____________

*Tax consequences for tax-deferred retirement accounts (such as IRAs) or non-taxable shareholders may be different.  You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period, debt-financing and other requirements regarding the stock on which the dividends were paid.  A Fund’s dividends attributable to its “QDI” are subject to the long-term capital gains rate, a maximum federal rate of 15% for shareholders who are individuals and satisfy those restrictions regarding their Fund shares.  These special rules generally apply to taxable years beginning before January 1, 2011.

If you are a non-retirement account shareholder of a Fund, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions.  Normally, distributions are taxable in the year you receive them.  However, any distributions declared in the last three months of a calendar year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 28% of all dividends and other distributions and sale proceeds payable to you.  If you are otherwise subject to backup withholding, we also are required to withhold and pay to the Internal Revenue Service (“IRS”) 28% of your dividends and other distributions.  Any tax withheld may be applied against your tax liability when you file your tax return.

MASTER/FEEDER OPTION

A Fund may in the future operate under a master/feeder structure.  This means that a Fund would be a “feeder” fund that attempts to meet its objective by investing all its investable assets in a “master” fund with the same investment objective.  The “master” fund would purchase securities for investment.  It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds.  If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for one or more Funds without seeking shareholder approval.  However, the Trustees’ approval will be given only if the investments in the master fund(s) is (are) in the best interests of each Fund and its shareholders.  In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies.  You also will receive a 30-day notice prior to the implementation of the master/feeder structure for your fund.

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INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.  Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect the expenses of the Fund.

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman U.S. Aggregate Bond Index) is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  The performance of the index does not reflect deductions for fees, expenses or taxes.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of [June 2007], the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.  The performance of the index does not reflect deductions for fees, expenses or taxes.

The Standard & Poor’s 500® Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.  The performance of the index does not reflect deductions for fees, expenses or taxes.

39

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Service Class shares of the Funds for the periods indicated.  The information shown below was audited by [   ], whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request.  Certain information reflects financial results for a single Service Class share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

[Insert Financial Highlights Spectrum 8.10]

40

The Direxion Funds
P R O S P E C T U S December [  ], 2010
33 Whitehall Street, 10th Floor                                                      New York, New York 10004                                                      (800) 851-0511

Spectrum Select Alternative Fund
Spectrum Global Perspective Fund
Spectrum Equity Opportunity Fund

Service Class

More Information on The Direxion Funds

Statement of Additional Information (“SAI”):
The Funds’ SAI contains more information on the Funds and their investment policies.  The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus).  A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:
The Funds’ reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Funds
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Call:	(800) 851-0511

By Internet:	www.direxionfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530

SEC File Number: 811-8243

DIREXION FUNDS

Spectrum Select Alternative Fund
Service Class (SFHYX)

Spectrum Global Perspective Fund
Service Class (SFGPX)

Spectrum Equity Opportunity Fund
Service Class (SFEOX)

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

www.direxionfunds.com

The Direxion Funds (the “Trust”) is a management investment company, or mutual fund that offers shares of a variety of investment portfolios to the public.  This Statement of Additional Information (“SAI”) relates to three of those portfolios, the Service Class of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (the “Funds”).

This SAI dated December [  ], 2010 is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus dated December [  ], 2010.  This SAI is incorporated herein by reference into the Funds’ Prospectus.  In other words, it is legally part of the Funds’ Prospectus.

To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number above.

Dated:  December [  ], 2010

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Redemption In-Kind	38
Redemptions by Telephone	38
Receiving Payment	38
Anti-Money Laundering	39
EXCHANGE PRIVILEGE	39
SHAREHOLDER AND OTHER INFORMATION	39
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	40
Dividends and Other Distributions	40
Taxes	40
FINANCIAL STATEMENTS	43
APPENDIX A	A-1
APPENDIX B	B-1

ii

THE DIREXION FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust currently consists of numerous separate series, three of which are currently offered in this SAI.  This SAI relates only to the Service Class of the Spectrum Select Alternative Fund (“Select Alternative Fund), Spectrum Global Perspective Fund (“Global Fund”) and Spectrum Equity Opportunity Fund (“Equity Fund”).  Effective April 28, 2006, the Trust changed its name to the Direxion Funds.  Prior to that date, the Trust was known as the Potomac Funds.

The Funds currently offer a single class of shares, the Service Class.Service Class shares are made available through investment advisers, banks, trust companies or other authorized representatives without a sales charge but are subject to a 1.00% distribution and service fee.

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.  Each Fund is considered “non-diversified” because a relatively high percentage of their assets may be invested in the securities of a limited number of issuers.  To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset values (“NAV”) may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” investment company means that the proportion of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  The Funds, however, intend to meet certain diversification standards at the end of each quarter of their taxable year.

INVESTMENT POLICIES AND TECHNIQUES

The Select Alternative Fund will primarily invest in a combination of equity and fixed-income securities, either directly or indirectly in such securities or through exchange-traded funds (“ETFs”), other investment companies and derivative instruments.  The Global Fund will primarily invest in international equity and debt securities, including debt securities rated below investment grade, commonly referred to as “junk bonds.” The Equity Fund, under normal market conditions, will invest 80% of its net assets (plus any borrowings for investment purposes) in equity securities or derivatives of such securities. Each Fund may engage in the investment strategies discussed below.  There is no assurance that any of these strategies or any other strategies and methods of investment available to the Funds will result in the achievement of their objectives.

This section provides a detailed description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

1

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It also may result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

American Depositary Receipts (“ADRs”)

The Funds may invest in ADRs and sell ADRs short.  ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation.  ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange).  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.  ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected.  Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.  For investment purposes, ADRs are not considered to be foreign securities by the Funds.

Asset-Backed Securities

The Funds may invest in asset-backed securities of any rating or maturity.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

2

Bank Obligations

Money Market Instruments.  The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).  The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less.  Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

Bankers’ Acceptances.  Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods.  They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.”  The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”).  The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $250,000 per deposit.  The interest on such deposits may not be insured to the extent this limit is exceeded.  Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $250,000 or more without regard to the interest rate ceilings on other deposits.  To remain fully insured, these investments must be limited to $250,000 per insured bank or savings and loan association.

Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.  The Funds may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Corporate Debt Securities

The Funds may invest in investment grade corporate debt securities.  Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies.  Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations.  Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

3

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Equity Securities

Common Stocks.  The Funds may invest in common stocks.  Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities.  The Funds may invest in convertible securities.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  When investing in convertible securities, the Funds may invest in the lowest credit rating category.

Preferred Stock.  The Funds may invest in preferred stock.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.  When investing in preferred stocks, the Funds may invest in the lowest credit rating category.

4

Warrants and Rights.  The Funds may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Securities

The Funds may have both direct and indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.  In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments that could affect such investments.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Illiquid Investments and Restricted Securities

The Funds may purchase and hold illiquid investments.  The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser, has determined under Board-approved guidelines are liquid.  The Funds do not currently anticipate investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments.  Investments currently considered to be illiquid include:  (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) OTC options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions.  The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

5

A Fund may not be able to sell illiquid investments when Rafferty or Hundredfold Advisers LLC, (“Hundredfold” or “Subadviser”) considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid.  (Collectively, Rafferty and Hundredfold are referred to herein as “Advisers” in certain circumstances.)  In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid.  Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

The Funds may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.  See “Illiquid Investments and Restricted Securities” above.

The Funds may invest in Standard & Poor’s Depositary Receipts® (“SPDRs®”).  SPDRs® represent ownership in the SPDR Trust Series 1, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500® Index”) and whose shares trade on the American Stock Exchange® (“AMEX®”).  The value of SPDRs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  The market price of SPDRs®, however, may not be equivalent to the pro rata value of the S&P 500® Index.  SPDRs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

The Funds may invest in DIAMONDS®.  DIAMONDS® represent an investment in a unit investment trust (“DIAMONDS® Trust”) that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial Average® (“DJIA®”).  The DIAMONDS® Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA®.  The DIAMONDS® Trust’s shares trade on the AMEX®.  An investment in DIAMONDS® is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline.  Although DIAMONDS® are designed to provide investment results that generally correspond to the price and yield performance of the DJIA®, the DIAMONDS® Trust may not be able to exactly replicate the performance of the DJIA® because of trust expenses and other factors.

6

The Funds may invest in NASDAQ-100 Index Tracking Stock®, often referred to as QQQQs®.  QQQQs® represent ownership in the NASDAQ-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the NASDAQ-100 Index® (“NASDAQ-100®”) and whose shares trade on the AMEX®.  The value of the QQQQs® fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  The market price of QQQQs®, however, may not be equivalent to the pro rata value of the NASDAQ-100®.  QQQQs® are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in indexed securities, such as SPDRs®, DIAMONDS® and QQQQs®, are considered investments in other investment companies discussed below.

The Funds may invest, instead of or in addition to these indexed securities, in shares of alternate ETFs tracking the same market indices or other market indices within the same general market.

Junk Bonds

The Funds may invest in lower-rated debt securities of any maturity, often called “Junk Bonds.”

“Junk Bonds,” generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.  In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion.  At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such declines will not recur.

The market for lower-rated debt securities generally is thinner and less active than that for higher quality securities, which may limit the Funds’ ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors.  In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae® or “GNMA”), Federal National Mortgage Association (“Fannie Mae©” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac©” or “FHLMC”), but may also be issued or guaranteed by other private issuers.  GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development.  It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.  FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgaged backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA.  The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees.  The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System.  Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

7

Mortgage-backed securities issued by private issuers, whether such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.  The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities.  Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”).  Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.  Interest is paid or accrued on all classes of the CMOs on a monthly, quarterly or semiannual basis.  The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways.  Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets.  A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations.  A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk.  Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield.  Whether a mortgage loan is prepaid is almost entirely controlled by the borrower.  Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise.  Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.  Market risk reflects the risk that the price of a security may fluctuate over time.  The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue.  In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer for such securities, which may in turn decrease the price at which they may be sold.  Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations.  Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.  With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

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Options, Futures and Other Strategies

General.  A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Dividends, Other Distributions and Taxes.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisers may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Advisers may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities.  The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)           Successful use of most Financial Instruments depends upon the Advisers’ ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Advisers may still not result in a successful transaction.  The Advisers may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)      Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

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(3)      As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund was unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  A Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (“Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the AMEX® and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

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Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These positions limits may restrict the number of listed options that a Fund may buy or sell.

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Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for the point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If a Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

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No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant.  When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  A Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

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Combined Positions.  A Fund may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent permitted under the 1940 Act and relevant SEC guidelines or rules.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Funds become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds’ own operations.

Each Fund intends to limit its investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund proportionate to the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. government securities.  Repurchase agreements generally are for a short period of time, usually less than a week.  Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period.  While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year.  Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.  A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.  See “Illiquid Investments and Restricted Securities” above.

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A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement.  In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security.  If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements

The Funds may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

The Funds may engage in short sale transactions under which a Fund sells a security it does not own.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  A Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will:  (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover the Fund’s short position.

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Swap Agreements

The Funds may enter into swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act.  A Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations.  A Fund will not enter into any swap agreement unless Rafferty or the subadviser believes that the other party to the transaction is creditworthy.  A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement in circumstances where Rafferty or the Subadviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

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The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. Government Securities

The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years).  All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, Fannie Mae©, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Ginnie Mae®, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, Freddie Mac©, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  Others, such as securities issued by the Federal National Mortgage Association (“Fannie Mae©”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), are supported only by the credit of the corporation.  In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments.  The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so.  A fund will invest in securities of such instrumentalities only when the Adviser is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

On September 7, 2008, Fannie Mae© and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae© and Freddie Mac’s© assets and property and putting Fannie Mae© and Freddie Mac© in a sound and solvent condition.  Under the conservatorship, the management of Fannie Mae© and Freddie Mac was replaced.  Additionally, the U.S. Treasury reported that Fannie Mae© and Freddie Mac© are expected to gradually reduce their mortgage-backed security portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

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The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship.  First, the U.S. Treasury and FHFA have established the Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that Fannie Mae and Freddie Mac© maintained a positive net worth.  Fannie Mae© and Freddie Mac’s© common and preferred shareholders will bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a new secured lending credit facility made available to Fannie Mae© and Freddie Mac© to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009.  Also, the U.S. Treasury initiated a program to purchase Fannie Mae© and Freddie Mac© mortgage-backed securities through December 31, 2009, to aid mortgage affordability.  No assurance can be given that the initiatives disclosed above will be successful or will continue.

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in the market interest rates.  An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of the Fund’s portfolio investments in these securities.

Zero-Coupon Securities

The Funds may invest in zero-coupon bonds of any rating or maturity.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the Funds may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Other Investment Risks and Practices

Borrowing.  The Funds may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Leverage will magnify changes in a Fund’s NAV and on its investments.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for a Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.

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A Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, a Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets.  This borrowing is not subject to the foregoing 300% asset coverage requirement.  A Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

Lending Portfolio Securities.  A Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions.  Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund.  The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily.  While a Fund’s portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized.  A Fund may invest the interest received and the collateral, thereby earning additional income.  Loans would be subject to termination by the lending Fund on four-business days notice or by the borrower on one-day notice.  Borrowed securities must be returned when the loan is terminated.  Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders.  A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan.  The Funds currently have no intention of lending their portfolio securities.

Portfolio Turnover.  The Trust anticipates that the Funds will have very high portfolio turnover due to the active management of its portfolio.  A Fund’s portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate.  Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year.  In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero.  However, a Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders from the Fund’s distributions of the increase capital gains recognized as a result of that trading.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s after-tax performance.

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INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, the Trust, on behalf of each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of a Fund.  Under the 1940 Act, a “vote of the majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund; or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

A Fund shall not:

1.          Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective; policies and limitations; or (2) by engaging in repurchase agreements with respect to portfolio securities.

2.           Underwrite securities of any other issuer.

3.           Purchase, hold, or deal in real estate or oil and gas interests.

4.           Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except: (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments; (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7; and (3) the Fund may make short sales of securities.

5.           Pledge, mortgage, or hypothecate the Fund’s assets, except (1) to the extent necessary to secure permitted borrowings; (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis; and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6.           Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7.           Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets); (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund’s total assets; (3) to enter into reverse repurchase agreements; and (4) to lend portfolio securities.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

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8.           Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Funds have adopted the following fundamental investment policy that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, a Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund.  For this purpose, “all of a Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Subadviser, as applicable, are responsible for decisions to buy and sell securities for the Funds, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any.  Rafferty expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.  There is generally no stated commission in the case of fixed income securities, which are commonly traded in the OTC market, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty and/or Subadviser.

In effecting portfolio transactions for the Funds, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available.  With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or Rafferty.  Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.  The Funds believe that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds, Rafferty and/or the Funds’ Subadviser, as applicable, from obtaining a high quality of brokerage and research services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Funds’ Subadviser may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty and/or the Funds’ Subadviser in connection with the Funds.  While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Funds’ Subadviser, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by the Funds or the subadvisory fees to be paid by Rafferty.

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Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals.  Such transactions are made on a net basis and do not involve payment of brokerage commissions.  The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

Aggregate brokerage commissions paid by the each of Funds for the following fiscal years are shown in the table below.

Select Alternative Fund	Brokerage Fees Paid
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$19,693
Year Ended August 31, 2008	$30,833

Global Perspective Fund	Brokerage Fees Paid
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$344,352
Year Ended August 31, 2008	$403,212

Equity Opportunity Fund	Brokerage Fees Paid
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$60,055
Year Ended August 31, 2008	$104,842

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the Funds’ portfolio investments to ensure that such disclosure is in the best interests of the Funds’ shareholders.  In adopting the policies, the Board considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of the Funds.  Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund.  Similarly, pension plan sponsors, consultants and/or other financial institutions may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics.  The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing the complete portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of approximately 60 days.  In addition, the Funds’ President or Chief Compliance Officer may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) the recipient is subject to a confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to third parties to this information.  The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

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In addition, the Funds’ service providers, such as custodian, administrator, transfer agent, distributor, legal counsel and independent registered public accounting firm may receive portfolio holdings information in connection with their services to the Funds.  In no event shall the Advisers, their affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

In the event a portfolio holdings disclosure made pursuant to the policies presents a conflict of interest between the Funds’ shareholders and Rafferty, the Subadviser, the distributor and their affiliates or employees and any affiliated person of the Fund, the disclosure will not be made unless a majority of the Independent Trustees approves such disclosure.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts, as well as the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from Rafferty, U.S. Bancorp Fund Services, LLC (“USBFS”) and Alaric Compliance Services, LLC (“Alaric”), and the Trust’s Chief Compliance Officer (“CCO”).  The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds.  Rafferty, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds.  The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds.  In addition, under the general oversight of the Board, Rafferty and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.

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The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  The CCO and senior officers of Rafferty, USBFS and Alaric regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from Rafferty and USBFS with respect to the Funds’ investments.  In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, USBFS, Alaric or the CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from Rafferty in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.

The CCO also reports regularly to the Audit Committee on Fund valuation matters.  In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Fund’s compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute three-quarters of the Board.  The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee.  For example, the Audit Committee is responsible for specific matters related to oversight of the Funds’ independent auditors, subject to approval of the Audit Committee’s recommendations by the Board.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 1 portfolio within the Direxion Insurance Trust, 32 portfolios within the Direxion Funds Trust and 102 portfolios within Direxion Shares ETF Trust.  The same persons who constitute the Board also constitute the board of trustees of the Direxion Funds.  In addition, the Independent Trustees constitute three-quarters of the board of trustees of the Direxion Shares ETF Trust.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

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The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2009.  Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Shares ETF Trust, the other registered investment companies in the Direxion mutual fund complex.  In addition, Mr. Rafferty serves on the Board of the Direxion Funds.  Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	135	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	135	Trustee, The Opening Word Program, Wyandanch, New York

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Gerald E. Shanley III Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	135	None
John Weisser Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	135
Director, MainStay VP Fund Series (20 Funds), The MainStay Funds (14 Funds), The MainStay Funds Trust (4 Funds); Director ICAP Funds, Inc (4 Funds); Director, Eclipse Funds, Inc. (21 Funds), Eclipse Funds (2 Funds)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.
(2)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Daniel J. Byrne:  Mr. Byrne has extensive financial services and business experience as an executive at a securities broker-dealer firm, a partner in a hedge fund, and president and chief executive officer of a private corporation.  He has served as a director of a civic organization.  He also has multiple years of service as a Trustee.

Lawrence C. Rafferty:  Mr. Rafferty has extensive experience in financial services businesses, including as chairman and chief executive officer of Rafferty.  He has served on the boards of both a private university and a childcare agency.  He also has multiple years of service as a Trustee.

Gerald E. Shanley III:  Mr. Shanley has audit experience and spent ten years in the tax practice of an international public accounting firm.  He is a certified public accountant and has a JD degree.  He has extensive business experience as the president of a closely held manufacturing company, a director of several closely held companies, a business and tax consultant and a trustee of a private investment trust.  He has served on the boards of several charitable and not for profit organizations.  He also has multiple years of service as a Trustee.

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John Weisser:  Mr. Weisser has extensive experience in the investment management business, including as managing director of an investment bank and a director of other registered investment companies.  He also has multiple years of service as a Trustee.

Board Committees

The Trust has an Audit Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.  The Audit Committee met [  ] times during the Funds’ most recent fiscal year.

The Trust also has a Nominating Committee, consisting of Messrs. Weisser, Byrne and Shanley, each of whom is a disinterested member of the Board.  The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues.  The Nominating Committee also evaluates and nominates Board member candidates.  The Nominating Committee will consider nominees recommended by shareholders.  Such recommendations should be in writing and addressed to the Funds with attention to the Nominating Committee Chair.  The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee [did not meet] during the most recent fiscal year.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Weisser, Byrne and Shanley.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.  The Qualified Legal Compliance Committee [did not meet] during the most recent fiscal year.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill Age: 42	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	N/A
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006
William Franca Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A
Christopher Lewis Age: 40	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009– present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A
Patrick J. Rudnick 777 East. Wisconsin Avenue Milwaukee, WI 53202 Age: 37	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee
Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 37	Secretary	One Year; Since 2004
Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since September 2007; Chief Financial Officer, USBFS, since April 2006; Vice President, USBFS, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

				N/A	N/A
(1)
The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

The following table shows the amount of equity securities in the Funds and the Direxion Family of Investment Companies owned by the Trustees as of the calendar year ended December 31, 2009:

Dollar Range of Equity Securities Owned:	Interested Trustees:	Disinterested Trustees:
	Lawrence C. Rafferty	Daniel J. Byrne	Gerald E. Shanley III	John Weisser
Select Alternative Fund	$0	$0	$0	$0
Global Fund	$0	$0	$0	$0
Equity Fund	$0	$0	$0	$0
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	$0	$10,001 - $50,000	$0	$0

(1) The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.  However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust.  The following table shows the compensation earned by each Trustee for the Trust’s prior fiscal year ended August 31, 2010.

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Name of Person, Position	Aggregate Compensation From the Select Alternative Fund	Aggregate Compensation From the Global Perspective Fund	Aggregate Compensation From the Equity Opportunity Fund	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex(1) Paid to the Trustees
Interested Trustees
Lawrence C. Rafferty	$0	$0	$0	$0	$0	$0
Disinterested Trustees
Daniel J. Byrne	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Gerald E. Shanley III	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
John Weisser
(1)	For the fiscal year ended August 31, 2010, trustees’ fees and expenses in the amount of $[ ] were incurred by the Trust.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding shares.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.  As of December 1, 2010, the following shareholders were considered to be either a control person or principal shareholder of each Fund:

Equity Opportunity Fund

Name and Address	Parent Company	Jurisdiction	% Ownership
[ ]	[ ]	[ ]	[ ]%
[ ]	[ ]	[ ]	[ ]%

Select Alternative Fund

Name and Address	Parent Company	Jurisdiction	% Ownership
[ ]	[ ]	[ ]	[ ]%
[ ]	[ ]	[ ]	[ ]%

[There were no principal shareholders or control persons of the Global Perspective Fund.]  [In addition, as of December 1, 2010, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.]

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Investment Adviser and Subadviser

Rafferty Asset Management, LLC, 33 Whitehall Street, 10th Floor, New York, New York, 10004, provides investment advice to the Fund.  Rafferty was organized as a New York limited liability corporation in June 1997.  Lawrence C. Rafferty controls Rafferty and Rafferty Capital Markets, LLC. through his ownership in Rafferty Holdings, LLC.

Rafferty has retained Hundredfold Advisors, LLC, 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, to serve as subadviser to the Funds (“Hundredfold” or “Subadviser”).  Through its ownership of the Subadviser, Simply Distribute Charitable Foundation, a not-for-profit foundation, controls Hundredfold and was created as a charitable foundation.  Mr. Ralph Doudera and Ms. Mary Collins are trustees of the foundation.  In addition, as managing members of Hundredfold, both Mr. Doudera and Ms. Collins control the Subadviser.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds and Rafferty, Rafferty provides a continuous investment program for a Fund’s assets in accordance with its investment objective, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees.  Rafferty bears all costs associated with providing these advisory services.  The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus.  The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party.  The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.  Prior to July 1, 2009, each Fund was responsible for its own operating expenses and Rafferty voluntarily agreed to waive its fees and/or reimburse operating expenses (excluding, as applicable, among other expenses, front-end or contingent deferred sales loads, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation) to the extent that each Fund’s Total Annual Fund Operating Expenses exceeded 2.75% of average daily net assets for the period ending  July 1, 2009.  If overall expenses fell below these percentage limitations, then the Funds may reimburse Rafferty within the following three years.

Effective July 1, 2009, for each fund Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

The table below shows the amount of advisory fees incurred by each of the Funds and the amount of fees waived and/or reimbursed by Rafferty for the following years.

Select Alternative Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Advisor
Year Ended August 31, 2010	$[ ]	$[ ]
Year Ended August 31, 2009	$214,751	$0
Year Ended August 31, 2008	$355,590	$0

Global Perspective Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Advisor
Year Ended August 31, 2010	$[ ]	$[ ]
Year Ended August 31, 2009	$569,120	$0
Year Ended August 31, 2008	$1,023,959	$0

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Equity Opportunity Fund	Advisory Fees Incurred	Waived fees and/or expenses reimbursed by Advisor
Year Ended August 31, 2010	$[ ]	$[ ]
Year Ended August 31, 2009	$128,333	$5,776
Year Ended August 31, 2008	$244,188	$0

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Funds, in compliance with the 1940 Act.  The Advisory Agreement continues in force for an initial period of two years after the date of its approval.  The Advisory Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund.  The Advisory Agreement automatically terminates on assignment and is terminable on 60-day written notice either by the Trust or Rafferty.

Under an Investment Subadvisory Agreement (“Subadvisory Agreement”) between Rafferty and Hundredfold, Hundredfold, subject to direction by Rafferty and the Board, provides investment advice and portfolio management services to the Funds for a fee payable by Rafferty.  An investment team from Hundredfold will manage the Funds’ assets, under the supervision of Rafferty.  Under the Subadvisory Agreement, Hundredfold directs, through Rafferty, the allocation of Fund assets among various baskets of securities, created by Hundredfold.  Then, Rafferty implements Hundredfold’s investment decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities.  For the investment subadvisory services provided to the Funds, Rafferty pays Hundredfold 0.40% for assets under management of less than $40 million, 0.60% for assets under management between $40 million and $100 million, 0.70% for assets under management between $100 million and $150 million, 0.75% for assets under management between $150 million and $200 million, and 0.80% for assets under management if greater than $200 million.

The Subadvisory Agreement was initially approved by the Board (including all of the Trustees who are not “interested persons” of Rafferty or Hundredfold, as defined under the 1940 Act) and the shareholders of the Funds, in compliance with the 1940 Act.  The Subadvisory Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty, Hundredfold or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Funds.  The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than a 60-day written notice by Rafferty or a 90-day written notice by Hundredfold.  Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of Hundredfold upon termination of the Subadvisory Agreement.

Under an agreement with Funds, Spectrum Financial Inc., an affiliate of Hundredfold, may provide services to the Funds and receive an annualized fee of 1.00% based on the average daily net assets of the Funds attributable to clients of Spectrum Financial, Inc. who are shareholders of the Funds.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

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Hundredfold shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty, Hundredfold and the distributor have adopted Codes of Ethics (“Codes”).  These Codes permit portfolio managers and other access persons of the Funds to invest in securities that may be owned by the Funds, subject to certain restrictions.

Portfolio Manager

Ralph J. Doudera serves as portfolio manager of the Funds.  In addition to the Funds, Mr. Doudera manages the other accounts set forth below.  Hundredfold provided the following information regarding the other accounts managed by the Funds’ portfolio manager, including the number of accounts, the total assets in those accounts and the categorization of the accounts as of August 31, 2010.

Other Accounts	Total Number of Accounts	Total Assets	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts(1)	662	$223 million	0	$0
(1)	Mr. Doudera is also the founder, CEO and investment manager of Spectrum Financial Inc., a registered investment adviser. Mr. Doudera manages all of the above accounts for Spectrum Financial Inc.

Because the other accounts listed above invest only in mutual funds, Hundredfold and/or Spectrum Financial Inc. have not identified any material conflicts between the Funds and other accounts managed by Mr. Doudera.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts.  The management of the Funds and other accounts may result in unequal time and attention being devoted to the Funds and other accounts.  Hundredfold’s management fees for the services it provides to other accounts varies and may be higher or lower than the subadvisory fees it receives from Rafferty.  This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.

As of August 31, 2010, Mr. Doudera is not compensated for his position as portfolio manager to the Funds.  All of Mr. Doudera’s services are donated to Hundredfold.

Set forth below are the dollar ranges of securities of the Funds beneficially owned by the portfolio manager as of August 31, 2010.

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Fund	Dollar Range of Equity Securities in the Funds
Select Alternative Fund	Over $1,000,000
Global Perspective Fund	Over $1,000,000
Equity Opportunity Fund	Over $1,000,000

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by the Funds as part of their investment advisory services, subject to the supervision and oversight of the Board.  The Proxy Voting Policies of Rafferty are attached as Appendix B. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Funds’ investments.

More Information.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Fund Accountant, Transfer Agent and Custodian

U.S. Bancorp Fund Services, LLC (“Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting and transfer agent services to the Funds.  U.S. Bank, N.A., Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53202, an affiliate of the Administrator, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services).  As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of 0.045% on net assets and a $5,000 minimum fee per fund.  The Administrator also is entitled to certain out-of-pocket expenses.

The table below shows the amount of administrative and management services fees incurred by each of the Funds to the Administrator for the fiscal years shown.

Fiscal Period	Select Alternative Fund
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$6,719
Year Ended August 31, 2008	$14,827

Fiscal Period	Global Perspective Fund
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$18,388
Year Ended August 31, 2008	$44,011

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Fiscal Period	Equity Opportunity Fund
Year Ended August 31, 2010	$[ ]
Year Ended August 31, 2009	$4,171
Year Ended August 31, 2008	$14,316

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports.  For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of 0.03% and a $10,000 minimum fee per fund.  The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank N.A. serves as the custodian of the Funds’ assets.  Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds’ portfolios.  The Custodian receives an annual fee based on the Trust’s total average daily net 0.0225% and a $1,000 minimum fee per fund.  The Custodian also is entitled to certain out-of-pocket expenses.  U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain of the Funds may invest.  In recognition of this revenue, the Funds have received credits and may receive credits in future years from U.S. Bank N.A. and/or its affiliates for fees otherwise payable by the Funds.

Distributor

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor (“Distributor”) in connection with the continuous offering of the Funds’ shares.  The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares.  For the fiscal year ended August 31, 2010, the Distributor received $[  ] as compensation from Rafferty for distribution services for the Trust.  Mr. Rafferty is an affiliated person of the Distributor.

Distribution Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule.  The Trustees have adopted a Rule 12b-1 Plan of Distribution (“Plan”) for the Service Class Shares of each Fund pursuant to which each Fund may pay certain expenses incurred in the distribution of the Service Class Shares and the servicing and maintenance of existing shareholder accounts.  Pursuant to the Plan, a Fund may pay up to 1.00% of its average daily net assets. Under an agreement with the Funds, your Financial Advisor, including Spectrum Financial, Inc., may receive these fees from the Funds.  In exchange, your Financial Advisor or Spectrum Financial, Inc. may provide a number of services, as described in the Prospectus.

The Plan was approved by the Trustees, including the Independent Trustees of the Funds.  In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.  The Trustees will review quarterly and annually a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.  The Distributor, as the Funds’ principal underwriter, Rafferty and the Subadviser may have a direct or indirect financial interest in the Plan or any related agreement.

The Plan permits payments to be made by each Fund to the distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and/or the provision of certain shareholder services.  The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund.  In addition, the Plan authorizes payments by each Fund to the distributor and/or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

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The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by each Fund for the fiscal year ended August 31, 2010.

Fund	12b-1 fees incurred
Select Alternative Fund	$[ ]
Global Perspective Fund	$[ ]
Equity Opportunity Fund	$[ ]

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Marketing and Servicing Expenses
Select Alternative Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Global Perspective Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Equity Opportunity Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Independent Registered Public Accounting Firm

[   ], is the independent registered public accounting firm for the Trust.The Financial Statements of the Funds for the fiscal year ended August 31, 2010 have been audited by [   ] and are incorporated by reference herein, which is given upon their authority as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Funds is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business (“Business Day”).  The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued.  If no sale is reported at that time, the mean of the last bid and asked prices is used.  Securities primarily traded principally on the NASDAQ® Global Market (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day.  The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices; in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer.

If, on a particular day, an exchange-traded security does not trade, then the mean between the closing bid and asked prices will be used.  All equity securities that are not traded on a listed exchange held by a Fund will be valued at the last sales price in the OTC market, or, if no sales price is reported, the mean of the last bid and asked price is used.  Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

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For purposes of determining NAV per share of a Fund, exchange-traded options and options on futures are valued at the composite price using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest asked price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on exchanges where the options are traded.  If there are no trades for the option on a given business day, the composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at the mean between the last bid and asked quotations.

The prices of futures contracts are valued either at the settlement prices established each day on the exchange on which they are traded if the settlement price reflects trading prior to the close of regular trading or at the last sales price prior to the close of regular trading if the settlement prices established by the exchange reflects trading after the close of regular trading.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service or reporting agency.

Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.  Other debt securities (including credit default swaps) are valued by using either the closing bid and ask prices provided by the Funds’ pricing service or the mean between the closing bid and ask prices provided by brokers that make markets in such instruments, or if such prices are unavailable, by a pricing matrix method. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

Dividend income and other distributions are recorded on the ex-distribution date.
Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust.  The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations.  The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

For purposes of calculating their daily NAV, the Funds typically reflect changes in their holdings of portfolio securities on the first business day following a portfolio trade (commonly known as “T+1 accounting”).  However, each Fund is permitted to include same day trades when calculating its NAV (commonly referred to as “trade date accounting”) on days when the Fund receives substantial redemptions.  Such redemptions can result in an adverse impact on a Fund’s NAV when there is a disparity between the trade price and the closing price of the security.  Thus, a Fund’s use of trade date accounting is likely to lessen the impact of substantial redemptions on the Fund’s NAV.

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REDEMPTIONS

Redemption In-Kind

The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Funds to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Funds’ NAV, whichever is less.  Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders.  In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Funds determine NAV.  The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.  A redemption in-kind is not as liquid as a cash redemption.  If a redemption is made in-kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.  Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in-kind may be responsible for making any margin payments due on those contracts.

Redemptions by Telephone

Shareholders may redeem shares of the Funds by telephone.  When acting on verbal instructions believed to be genuine, the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss.  In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.  To the extent that the Trust, Rafferty, transfer agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

Receiving Payment

Payment of redemption proceeds will be made within seven days following the Funds’ receipt of your request (if received in good order as described below) for redemption.  For investments that have been made by check, payment on redemption requests may be delayed until the transfer agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 calendar days).  To avoid redemption delays, purchases may be made by direct wire transfers.

A redemption request will be considered to be received in “good order” if:

•	The number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

•	Any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account; and

•
The signatures on any written redemption request in excess of $250,000 have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges.  Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

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The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of the Fund’s securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.

Anti-Money Laundering

The Funds are required to comply with various federal anti-money laundering laws and regulations.  Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency.  In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents; or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below.  Telephone requests for an exchange received by the Funds before 4:00 p.m. Eastern time will be effected at the close of regular trading on that day.  Requests for an exchange received after the close of regular trading will be effected on the NYSE’s next trading day.  Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time.  In addition, the Trust may terminate this exchange privilege upon a 60-day notice.

SHAREHOLDER AND OTHER INFORMATION

Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote.  Each class of a Fund has equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote.  Share voting rights are not cumulative, and shares have no preemptive or conversion rights.  Shares are not transferable.  As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings.  Shareholder approval will be sought only for certain changes in a Trust’s or a Fund’s operation and for the election of Trustees under certain circumstances.  Trustees may be removed by the Trustees or by shareholders at a special meeting.  A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust’s outstanding shares.

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DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

Net investment income and any realized net capital gains are as described in the Prospectus under “Distributions and Taxes.”  All distributions from a Fund normally are automatically reinvested without charge in additional shares of that Fund.

Taxes

Regulated Investment Company Status.  Each Fund is treated as a separate corporation for Federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”).  If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income and the excess of net short-term capital gains, over net long-term capital loss (“net short-term capital gain”), all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements.  These requirements include the following:  (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer (collectively, “Diversification Requirements”).

Although each Fund intends to continue to satisfy all the foregoing requirements, there is no assurance that each Fund will be able to do so.  The investment by a Fund primarily in options and futures positions entails some risk that sit might fail to satisfy the Diversification Requirements.  There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by such other Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one or more Funds.

If a Fund failed to qualify for treatment as a RIC in any taxable year, (1) it would be taxed on the full amount of its taxable income, including net capital gain, for that year at corporate income tax rates (up to 35%) without being able to deduct the distributions it makes to its shareholders; and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income), except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”) which is subject to a maximum federal income tax rate of 15% for individual shareholders) to the extent of the Fund’s earnings and profits.  In addition, a Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

40

General.  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.  Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends distributed by a Fund (including distributions of net short-term capital gain), if any, are taxable to its shareholders as ordinary income (at rates up to 35% for individuals), except to the extent they constitute QDI regardless of whether the dividends are reinvested in Fund shares or received in cash.  Distributions of a Fund’s net capital gain, if any, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash.  A shareholder’s sale (redemption) of Fund shares may result in a taxable gain, depending on whether the redemption proceeds are more or less than the adjusted basis for the shares.  An exchange of Fund shares for shares of another Fund generally will have similar consequences.

Income from Foreign Securities.  Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain  on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in a Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

41

Gains or losses (1) from the disposition of foreign currencies; (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security; and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Derivatives Strategies.  The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith.  Gains from options and futures a Fund derives with respect to its business of investing in securities will be qualifying income under the Income Requirement.

“Nonequity options” (i.e., certain listed options, such as those on “broad-based” stock indices) and futures in which the Funds may invest may be “section 1256 contracts.”  Section 1256 contracts that a Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which the Fund has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest.  That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are positions in personal property.  Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale.  If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto.  If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

42

If a Fund has an “appreciated financial position” - generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures contract entered into by a Fund or a related person with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and a Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds.  No attempt is made to present a complete explanation of the Federal tax treatment of the Funds’ and their shareholder activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to distributions therefrom.

Capital Loss Carryovers.  As of August 31, 2010, the following Funds had capital loss carryovers on a tax basis in the respective amounts, expiring in the indicated taxable years shown below:

[ ]	[ ]	[ ]	[ ]	Total

Select Alternative Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Global Perspective Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Equity Opportunity Fund	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

To the extent a Fund listed above realizes future net capital gains, those gains will be offset by any unused capital loss carryover(s).

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended August 31, 2010, are herein incorporated by reference to the Funds’ Annual Report to shareholders dated August 31, 2010.  To receive a copy of the Prospectus or Annual or Semi-Annual reports to shareholders, without charge, write to or call the Trust at the address or telephone number listed above.

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Appendix A

Description of Corporate Bond Ratings

A.	Long-Term Ratings

1.
Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered mediumgrade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.
Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

3.
Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings.  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

3.
Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

APPENDIX B

Rafferty Asset Management, LLC
Proxy Voting Policies and Procedures

Recognizing the increased scrutiny that both institutions and corporations are under, it is important to have corporate governance that appreciates the importance of consistently applied policy guidelines that are aligned with investors’ views on key issues.  With this in mind we currently use ISS’s proxy voting service to execute ballots on behalf of the Direxion Funds and the Direxion Insurance Trust (collectively, the “Trust”).  ISS prepares custom research and votes per their recommendation.  If we agree with their recommendation, no action is required.  However, we retain the right and ability to override the vote if you disagree with ISS’s vote recommendation.

I.	Duty to Vote Proxies

Rafferty Asset Management, LLC (“Rafferty”) views seriously its responsibility to exercise voting authority over securities that are owned by the Trust.

To document that proxies are being voted, ISS (on behalf of the Trust) will maintain a record reflecting when and how each proxy is voted consistent with the requirements of Rule 206(4)-6 under the Investment Advisors Act of 1940 and other applicable regulations.  Rafferty will make its proxy voting history and policies and procedures available to shareholders upon request.

II.            Guidelines for Voting Proxies

Rafferty generally follows the recommendations of ISS’s proxy voting guidelines as outlined below.  Proxy proposals are considered on their own merits and a determination is made as to support or oppose management’s recommendation.  Rafferty will typically accept ISS’s recommendations on social issues as it does not have the means to evaluate the economic impact of such proposals, or determine a consensus among shareholders’ social or political viewpoints.

III.                       Review and Compliance

It is Rafferty’s responsibility to oversee ISS’s proxy voting to ensure compliance and timely reporting to US Bank.  Reports are verified monthly through ISS’s Votex website.  ISS provides US Bank with the NP-X file covering the period from July 1st through June 30th of the following year.  US Bank files the NP-X with the SEC on the Trust’s behalf.  These records are maintained for five years and the previous two years proxy voting records can be accessed by contacting US Bank.

Below is a summary outlining ISS’s US Proxy Voting Guidelines.

1. Auditors
Ratifying Auditors
Vote FOR proposals to ratify auditors, unless:
• An auditor has a financial interest in or association with the company, and is therefore not independent;
• There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
• Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
• Composition of the board and key board committees;
• Attendance at board and committee meetings;
• Corporate governance provisions and takeover activity;
• Disclosures under Section 404 of the Sarbanes-Oxley Act;
• Long-term company performance relative to a market and peer index;
• Extent of the director’s investment in the company;
• Existence of related party transactions;
• Whether the chairman is also serving as CEO;
• Whether a retired CEO sits on the board;
• Number of outside boards at which a director serves.

WITHHOLD from individual directors who:
• Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);
• Sit on more than six public company boards;
• Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:
• The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

• The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

• The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
• The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;
• The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
• At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
• A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group.

WITHHOLD from inside directors and affiliated outside directors when:
• The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
• The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
• The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:
• The non-audit fees paid to the auditor are excessive;

• A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:
• There is a negative correlation between chief executive pay and company performance;
• The company fails to submit one-time transfers of stock options to a shareholder vote;
• The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
• The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

• Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);

• Two-thirds independent board;
• All-independent key committees;
• Established governance guidelines;
• The company does not under-perform its peers.

Majority Vote Shareholder Proposals
Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company’s policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:
• Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;
• The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee’s status;
• The policy needs to specify that the process of determining the nominee’s status will be managed by independent directors and must exclude the nominee in question;
• An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

• The final decision on the nominee’s status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
• Long-term financial performance of the target company relative to its industry;
• Management’s track record;
• Background to the proxy contest;
• Qualifications of director nominees (both slates);
• Strategic plan of dissident slate and quality of critique against management;
• Likelihood that the proposed goals and objectives can be achieved (both slates);
• Stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
• Shareholders have approved the adoption of the plan; or

• The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
• No lower than a 20 percent trigger, flip-in or flip-over;
• A term of no more than three years;
• No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

• Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
• Market reaction - How has the market responded to the proposed deal?
• Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
• Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?

• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

• Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:
• The total cost of the company’s equity plans is unreasonable;
• The plan expressly permits the repricing of stock options without prior shareholder approval;
• There is a disconnect between CEO pay and the company’s performance;
• The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or
• The plan is a vehicle for poor pay practices.

Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:
• Stock ownership guidelines with a minimum of three times the annual cash retainer.
• Vesting schedule or mandatory holding/deferral period:
- A minimum vesting of three years for stock options or restricted stock; or
- Deferred stock payable at the end of a three-year deferral period.
• A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
• No retirement/benefits and perquisites for non-employee directors; and
• A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet
Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans--Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:
• Purchase price is at least 85 percent of fair market value;
• Offering period is 27 months or less; and
• The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:
• Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
• Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

• Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
• No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-
pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:
• A trigger beyond the control of management;
• The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

• Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
• The company is conducting animal testing programs that are unnecessary or not required by regulation;
• The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
• The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
• The existing level of disclosure on pricing policies;
• Deviation from established industry pricing norms;
• The company’s existing initiatives to provide its products to needy consumers;
• Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco
Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals
Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
• New legislation is adopted allowing development and drilling in the ANWR region;
• The company intends to pursue operations in the ANWR; and
• The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)
Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:
• The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
• The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance
Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
• The company does not maintain operations in Kyoto signatory markets;
• The company already evaluates and substantially discloses such information; or,
• Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions
Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
• Past performance as a closed-end fund;
• Market in which the fund invests;
• Measures taken by the board to address the discount; and
• Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
• Performance of the fund’s net asset value;
• The fund’s history of shareholder relations;
• The performance of other funds under the advisor’s management.

DIREXION FUNDS
PART C

OTHER INFORMATION

Item 23.  Exhibits

(a)	(i)
Declaration of Trust dated June 3, 1997 is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on June 6, 1997.

(ii)
Amendment to the Declaration of Trust dated April 5, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 65 to the Trust’s Registration Statement filed with the SEC on May 1, 2006.

(b)		By-Laws dated June 3, 1997 are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on June 6, 1997.

(c)		Voting trust agreement – None.

(d)	(i)(A)	Form of Investment Advisory Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed with the SEC on September 18, 1997.

(i)(B)
Amendment to Schedule A of the Investment Advisory Agreement is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.

(ii)(A)(I)
Form of Subadvisory Agreement between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement filed with the SEC on January 12, 2004.

(ii)(A)(II)
Amendment to Schedule A of the Subadvisory Agreement dated January 23, 2006 between Flexible Plan Investments, Ltd. and Rafferty Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 62 to the Trust’s Registration Statement filed  with the SEC on January 20, 2006.

(ii)(B)
Form of Subadvisory Agreement between Hundredfold Advisors and Rafferty Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement filed with the SEC on September 1, 2004.

(ii)(C)
Form of Subadvisory Agreement between Horizon Capital Management Inc. and Rafferty Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement filed with the SEC on September 2, 2004.

(ii)(D)
Form of Subadvisory Agreement between Wilshire Associates, Inc. and Rafferty Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 90 to the Trust’s Registration Statement filed with the SEC on February 27, 2009.

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(ii)(E)
Form of Subadvisory Agreement between IPOX® Capital Management LLC and Rafferty Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 101 to the Trust’s Registration Statement filed with the SEC on December 30, 2009.

(e)	(i)
Amended and Restated Distribution Agreement between Direxion Funds and Rafferty Capital Markets, Inc. is herein incorporated by reference from Post-Effective Amendment No. 92 to the Trust’s Registration Statement filed with the SEC on April 30, 2009.

(ii)
Amendment to Schedule A and Schedule B of the Amendment and Restated Distribution Agreement between Direxion Funds and Rafferty Capital Markets, Inc. is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.

	(ii)	Form of Dealer Agreement is herein incorporated by reference from Post-Effective Amendment No. 5 to the Trust’s Registration Statement filed with the SEC on November 17, 1999.

(f)		Bonus, profit sharing contracts – None.

(g)	(i)	Custody Agreement dated November 2, 2007 is herein incorporated by reference from Post-Effective Amendment No. 85 to the Trust’s Registration Statement filed with the SEC on December 24, 2008.

	(ii)	Amendment to Exhibit C to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.

(h)	(i)(A)
Transfer Agent Servicing Agreement dated February 24, 2010 is herein incorporated by reference from Post-Effective Amendment No. 104 to the Trust’s Registration Statement filed with the SEC on August 30, 2010.

(ii)(A)
Fund Accounting Servicing Agreement dated February 24, 2010 is herein incorporated by reference from Post-Effective Amendment No. 104 to the Trust’s Registration Statement filed with the SEC on August 30, 2010.

(iii)(A)
Fund Administration Servicing Agreement dated February 24, 2010 is herein incorporated by reference from Post-Effective Amendment No. 104 to the Trust’s Registration Statement filed with the SEC on August 30, 2010.

	(iv)(A)	Fulfillment Servicing Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed with the SEC September 18, 1997.

(iv)(B)
Amendment to Exhibit A of the Fulfillment Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 65 to the Trust’s Registration Statement filed with the SEC on May 1, 2006.

	(v)(A)	Form of Operating Services Agreement is herein incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s Registration Statement filed with the SEC on July 2, 2009.

(v)(B)
Amendment to Schedule A of the Operating Services Agreement  is herein incorporated by reference from Post-Effective Amendment No. 102 to the Trust’s Registration Statement filed with the SEC on February 26, 2010.

(i)		Opinion and consent of counsel - to be filed by amendment.

(j)	(i)	Consent of Independent Registered Public Accounting Firm - to be filed by amendment.

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	(ii)(A)	Power of Attorney dated August 22, 2002 is herein incorporated by reference from Post-Effective Amendment No. 50 to the Trust’s Registration Statement filed with the SEC on June 28, 2005.

	(ii)(B)	Power of Attorney dated April 4, 2007 is herein incorporated by reference from Post-Effective Amendment No. 71 to the Trust’s Registration Statement filed with the SEC on June 8, 2007.

(k)		Financial Statements omitted from prospectus – None.

(l)		Letter of Investment Intent dated September 2, 1997 filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on September 18, 1997.

(m)	(i)(A)
Investor Class Plan pursuant to Rule 12b-1 dated November 10, 2006 is herein incorporated by reference from Post-Effective Amendment No. 67 to the Trust’s Registration Statement filed with the SEC on December 22, 2006.

(i)(B)
Amendment to Schedule A of the Investor Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.

	(ii)(A)	Service Class Plan pursuant to Rule 12b-1 is herein incorporated by reference from Post-Effective Amendment No. 102 to the Trust’s Registration Statement filed with the SEC on February 26, 2010.

(ii)(B)
Class C Plan pursuant to Rule 12b-1 dated November 23, 2009 is herein incorporated by reference from Post-Effective Amendment No. 102 to the Trust’s Registration Statement filed with the SEC on February 26, 2010.

(iii)(A)
Investor Class, Institutional Class, Service Class, and Class C Shareholder Service is herein incorporated by reference from Post-Effective Amendment No. 102 to the Trust’s Registration Statement filed with the SEC on February 26, 2010.

(n)	(i)(A)
Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 is herein incorporated by reference from Post-Effective Amendment No. 90 to the Trust’s Registration Statement filed with the SEC on February 27, 2009.

(o)		Reserved.

(p)	(i)(A)	Code of Ethics of Rafferty Capital Markets, LLC is herein incorporated by reference from Post-Effective Amendment No. 20 to the Trust’s Registration Statement filed with the SEC on December 31, 2003.

	(i)(B)	Code of Ethics of Flexible Plan Investments, Ltd. is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement filed with the SEC on January 12, 2004.

(i)(C)
Code of Ethics of Hundredfold Investors, LLC dated June 15, 2004 is herein incorporated by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement filed with the SEC on September 1, 2004.

(i)(D)
Code of Ethics of Horizon Capital Management, Inc. dated August 15, 2004 is herein incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement filed with the SEC on September 2, 2004.

3

(i)(E)
Code of Ethics of the Direxion (formerly, Potomac) Funds, Direxion (formerly, Potomac) Insurance Trust and Rafferty Asset Management, LLC dated November 9, 2004 is herein incorporated by reference from Post-Effective Amendment No. 37 to the Trust’s Registration Statement filed with the SEC on December 1, 2004.

(i)(F)	Code of Ethics of Wilshire Associates, Inc. is herein incorporated by reference from Post-Effective Amendment No. 90 to the Trust’s Registration Statement filed with the SEC on February 27, 2009.

(i)(G)	Code of Ethics of IPOX® Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 99 to the Trust’s Registration Statement filed with the SEC on December 23, 2009.

Item 24.  Persons Controlled by or Under Common Control with Registrant

None.

Item 25.  Indemnification

Article XI, Section 2 of the Trust’s Declaration of Trust provides that:

(a)           Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)
in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

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(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

(i)	such Covered Person shall have provided appropriate security for such undertaking,

(ii)	the Trust is insured against losses arising out of any such advance payments, or

(iii)
either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership.  Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees.  A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.  Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (the “Adviser”), 33 Whitehall Street, 10th Floor, New York, New York 10004, offers investment advisory services.  Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC (Registration Number 801-54679).

Flexible Plan Investments, Ltd. (“Flexible Plan”), 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302, offers investment advisory services.  Information as to the officers and directors of Flexible Plan is included in its current Form ADV filed with the SEC (Registration Number 801-21073).

Hundredfold Advisors (“Hundredfold”), 2940 N. Lynnhaven Road, Suite 210A, Virginia Beach, VA 23452, offers investment advisory services.  Information as to the officers and directors of Hundredfold is included in its current Form ADV filed with the SEC (Registration Number 801-63226).

Horizon Capital Management, Inc. (“HCM”), 141 Ridgeway Drive, Suite 203, Lafayette, LA 70503, offers investment advisory services.  Information as to the officers and directors of HCM is included in its current Form ADV filed with the SEC (Registration Number 801-26038).

Wilshire Associates, Inc. (“Wilshire”) 1299 Ocean Avenue Suite 700, Santa Monica, CA 90401, offers investment advisory services.  Information as to the officers and directors of Wilshire is included in its current Form ADV filed with the SEC (Registration Number 801-36233).

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IPOX® Capital (“IPOX”) 41 West Jackson Boulevard, Suite 1340A, Chicago, Illinois, 60604-2991, offers investment advisory services.  Information as to the officers and directors of IPOX is included in its current Form ADV filed with the SE (Registration Number 801-70729).

Item 27.  Principal Underwriter

(a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, NY 11530, serves as principal underwriter for the Direxion Funds, Aegis Funds, Aviemore Funds, Chou American Mutual Funds, Conestoga Fund, Embarcadero Fund, Leuthold Funds, Marketocracy Funds, Satuit Funds and Sparrow Funds.

(b) The director and officers of Rafferty Capital Markets, LLC are:

Name	Positions and Offices with Underwriter	Position and Offices with Registrant

Thomas A. Mulrooney	President	None

Lawrence C. Rafferty	Director	Chairman of the Board of Trustees

Stephen P. Sprague	Chief Financial Officer	Treasurer and Controller

The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, (the “1940 Act”) are maintained in the physical possession of the Direxion Funds’ investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 105 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on October 25, 2010.

DIREXION FUNDS

By:  /s/ Daniel D. O’Neill
Daniel D. O’Neill
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 105 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	October 25, 2010
Lawrence C. Rafferty

/s/ Daniel J. Byrne*	Trustee	October 25, 2010
Daniel J. Byrne

/s/ Gerald E. Shanley III*	Trustee	October 25, 2010
Gerald E. Shanley III

/s/ John Weisser*	Trustee	October 25, 2010
John Weisser

/s/ Patrick J. Rudnick	Principal Financial	October 25, 2010
Patrick J. Rudnick	Officer and Treasurer

/s/ Daniel D. O’Neill	President and Principal	October 25, 2010
Daniel D. O’Neill	Executive Officer

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President and Attorney-In Fact